As filed with the Securities and Exchange Commission on July 27, 2009

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

Advanced Series Trust

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

Address of Principal Executive Offices:
(Number, Street, City, State, Zip Code)

Deborah A. Docs, Esq.

Secretary, Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

Name and Address of Agent for Service:
(Number and Street) (City) (State) (Zip Code)

Copies to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, D.C. 20001

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON AUGUST 26, 2009 PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

Title of the securities being registered: Shares of the AST PIMCO Total Return Bond Portfolio of Advanced Series Trust.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Prudential Series Fund
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-8065

Telephone (800) 752-6342

August   , 2009

Dear Contract Owner:

As a contract owner who beneficially owns shares of the SP PIMCO Total Return Portfolio (the “SP Portfolio”) of The Prudential Series Fund (the “Fund”), you are cordially invited to the Special Meeting of Shareholders of the SP Portfolio (the “Meeting”) to be held at the offices of the Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065, on October 29, 2009, at 10:30 a.m. Eastern time.

The Meeting is very important to the future of the SP Portfolio. At the Meeting, the shareholders of the SP Portfolio will be asked to approve or disapprove, as more fully described in the enclosed Prospectus/Proxy Statement, an Agreement and Plan of Reorganization (the “Plan”) whereby the assets of the SP Portfolio would be acquired by the AST PIMCO Total Return Bond Portfolio (the “AST Portfolio”) of Advanced Series Trust (the “Trust”) and the liabilities of the SP Portfolio would be assumed by the AST Portfolio in exchange for the AST Portfolio’s issuance of shares of beneficial interest in the AST Portfolio to the SP Portfolio and its shareholders.  If the proposal is approved and the Reorganization is completed, the shares of the AST Portfolio that you beneficially own immediately after completion of the Reorganization will be equal to the value to your investment in the SP Portfolio immediately prior to the Reorganization. You will no longer beneficially own shares of the SP Portfolio after the Reorganization, and it will no longer exist.

Assuming that the relevant variable annuity contracts and variable life insurance policies qualify for the federal tax-deferred treatment applicable to variable insurance products, the Reorganization is not expected to result in taxable gain or loss for U.S. federal income tax purposes for contract owners that beneficially own shares of the SP Portfolio immediately prior to the reorganization.  For the reasons set forth in the enclosed Prospectus/Proxy Statement, the Trustees of the Fund unanimously recommend that you consider and approve the Reorganization.

Your vote is important no matter how large or small your investment.  We urge you to read the attached Prospectus/Proxy Statement thoroughly and to indicate your voting instructions on each enclosed voting instruction card, date and sign it, and return it promptly in the envelope provided. Alternatively, you may vote by telephone by calling toll-free 1-888-221-0697 and following the instructions. Your voting instructions must be received by the Fund prior to October 29, 2009. The shares that you beneficially own will be voted in accordance with the most current instructions received by the Fund prior to the Meeting. All shares of the SP Portfolio for which instructions are not received will be voted by the participating insurance companies in the same proportion as the votes actually cast by contract owners on the issues presented.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

Any questions or concerns you may have regarding the Meeting or the voting instruction card(s) should be directed to your financial representative.

Sincerely,

Stephen Pelletier

President

The Prudential Series Fund

SP PIMCO TOTAL RETURN PORTFOLIO,
A SERIES OF THE PRUDENTIAL SERIES FUND

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-8065

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 29, 2009

To the Shareholders of the SP PIMCO Total Return Portfolio, a series of The Prudential Series Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the SP PIMCO Total Return Portfolio (the “SP Portfolio”), a series of The Prudential Series Fund (the “Fund”), will be held at the offices of the Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065, on October 29, 2009, at 10:30 a.m. Eastern time:

The purposes of the Meeting are as follows:

I.  To approve an Agreement and Plan of Reorganization (the “Plan”), by and between the Fund, on behalf of the SP Portfolio, and Advanced Series Trust (the “Trust”), on behalf of the AST PIMCO Total Return Bond Portfolio (the “AST Portfolio”). As described in more detail below, the Plan provides for the transfer of all of the SP Portfolio’s assets to the AST Portfolio in exchange for the AST Portfolio’s assumption of all of the SP Portfolio’s liabilities and the AST Portfolio’s issuance to the SP Portfolio of shares of beneficial interest in the AST Portfolio (the “AST Portfolio Shares”). The AST Portfolio Shares received by the SP Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of SP Portfolio shares that are outstanding immediately prior to such reorganization transaction. The Plan also provides for the distribution by the SP Portfolio, on a pro rata basis, of such AST Portfolio Shares to its shareholders in complete liquidation of the SP Portfolio. A vote in favor of the Plan by the shareholders of the SP Portfolio will constitute a vote in favor of the liquidation of the SP Portfolio and the termination of the SP Portfolio as a separate series of the Fund.

II. To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the form of Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

The acquisition of the assets of the SP Portfolio by the AST Portfolio, the assumption of the liabilities of the SP Portfolio by the AST Portfolio, and the issuance of the AST Portfolio Shares to the SP Portfolio and its shareholders are collectively referred to herein as the “Reorganization”. If the shareholders of the SP Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the AST Portfolio.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice. The Board of Trustees of the Fund (the “Fund Board”) has fixed the close of business on July 17, 2009, as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting and any adjournment thereof, and only holders of record of shares of the SP Portfolio at the close of business on that date are entitled to notice of, and to vote at, the Meeting and any adjournment thereof. Each share of the SP Portfolio is entitled to one vote on the proposal.

You are cordially invited to attend the Meeting. If you do not expect to attend the Meeting, you are requested to complete, date, and sign the enclosed voting instruction card and return the card promptly in the envelope provided for that purpose. Alternatively, you may vote by telephone as described in the Prospectus/Proxy Statement. The enclosed voting instruction card is being solicited on behalf of the Fund Board.

YOUR VOTE IS IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR INVESTMENT MAY BE. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED. ALTERNATIVELY, YOU MAY VOTE BY TELEPHONE BY CALLING 1-888-221-0697 AND FOLLOWING THE INSTRUCTIONS.  YOU MAY REVOKE YOUR VOTING INSTRUCTIONS AT ANY TIME PRIOR TO THE MEETING. THEREFORE, BY APPEARING AT THE MEETING, AND REQUESTING REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE VOTING INSTRUCTION CARD AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees of the Prudential Series Fund

Deborah A. Docs
Secretary
The Prudential Series Fund

August , 2009

The information in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Proxy Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS/PROXY STATEMENT DATED JULY 27, 2009

Acquisition of the Assets and Assumption of the Liabilities of
SP PIMCO TOTAL RETURN PORTFOLIO,
A SERIES OF THE PRUDENTIAL SERIES FUND

By and in Exchange for Shares of
AST PIMCO TOTAL RETURN BOND PORTFOLIO,
A SERIES OF ADVANCED SERIES TRUST

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
 800-752-6342

This Prospectus/Proxy Statement is furnished in connection with the Special Meeting of Shareholders (the “Meeting”) of the SP PIMCO Total Return Portfolio (the “SP Portfolio”), a series of The Prudential Series Fund (the “Fund”). At the Meeting, you will be asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of the SP Portfolio into the AST PIMCO Total Return Bond Portfolio (the “AST Portfolio” and together with SP Portfolio, the “Portfolios”) of Advanced Series Trust (the “Trust”) as described in further detail below.

The Plan provides for the transfer of all of the SP Portfolio’s assets to the AST Portfolio in exchange for the AST Portfolio’s assumption of all of the SP Portfolio’s liabilities and the AST Portfolio’s issuance to the SP Portfolio of shares of beneficial interest in the AST Portfolio (the “AST Portfolio Shares”). The AST Portfolio Shares received by the SP Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of SP Portfolio shares that are outstanding immediately prior to such reorganization transaction.  The Plan also provides for the distribution by the SP Portfolio, on a pro rata basis, of such AST Portfolio Shares to its shareholders in complete liquidation of the SP Portfolio. A vote in favor of the Plan by the shareholders of the SP Portfolio will constitute a vote in favor of the liquidation of the SP Portfolio and the termination of the SP Portfolio as a separate series of the Fund. The acquisition of the assets of the SP Portfolio by the AST Portfolio, the assumption of the liabilities of the SP Portfolio by the AST Portfolio, and the issuance of the AST Portfolio Shares to the SP Portfolio and its shareholders are collectively referred to herein as the “Reorganization”.  The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Fund” or “Pro Forma AST PIMCO Total Return Bond Portfolio Surviving.”

If the shareholders of the SP Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the AST Portfolio.

The SP Portfolio serves as an underlying mutual fund for certain variable annuity contracts and certain variable life insurance policies (collectively, the “Contracts”) issued by certain life insurance and annuity companies (collectively, the “Participating Insurance Companies”). Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the SP Portfolio through the Contracts and should consider themselves shareholders of the SP Portfolio for purposes of this Prospectus/Proxy Statement. Each

Participating Insurance Company is required to offer Contract owners the opportunity to instruct it, as owner of record of shares held in the SP Portfolio by its separate accounts, how it should vote on the Plan at the Meeting and at any adjournment thereof.

The Board of Trustees of the Fund (the “Fund Board”) is soliciting these voting instructions on behalf of the SP Portfolio. This Prospectus/Proxy Statement will first be sent to contract owners on or about September     , 2009.  The Meeting will be held at the offices of the Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065, on October 29, 2009, at 10:30 a.m. Eastern time.

This Prospectus/Proxy Statement gives the information about the Reorganization and the issuance of the AST Portfolio Shares that you should know before investing or voting on the Plan. You should read it carefully and retain it for future reference. A copy of this Prospectus/Proxy Statement is available at the Trust’s website at http://www.prudential.com/view/page/public/        .  Additional information about the SP Portfolio and the AST Portfolio has been filed with the Securities and Exchange Commission (the SEC) and can be found in the Prospectus of the Trust relating to the AST Portfolio, dated May 1, 2009 (the “AST Prospectus”), which is incorporated herein by reference and is included, with and considered to be a part of, this Prospectus/Proxy Statement.

You may request a free copy of the Statement of Additional Information, dated August     , 2009 (the “SAI”), relating to this Prospectus/Proxy Statement or other documents relating to the Fund without charge by calling 800-752-6342 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065.  The SAI is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI and other material incorporated by reference and considered part of this Prospectus/Proxy Statement, together with other information regarding the Trust and the Fund.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROSPECTUS/PROXY STATEMENT

Summary of the Proposal	4
Investment Objectives, Strategies, Fees, and Performance of the Portfolios	6
Management of the Portfolios	21
Information about the Reorganization	23
Voting Information	26
Additional Information about the Fund, the Trust, and the Portfolios	27
Shares Outstanding	27
Principal Holders of Shares	27
Financial Highlights	28

SUMMARY OF THE PROPOSAL

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the AST Prospectus (Exhibit B) that accompany this Prospectus/Proxy Statement.

You are being asked to consider and approve the Plan with respect to the SP Portfolio.  You are a beneficial shareholder of that Portfolio. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the SP Portfolio into the AST Portfolio, resulting in a single mutual fund.

The investment objectives of the AST Portfolio and the SP Portfolio are identical.  The investment objective of each Portfolio is to seek maximum total return, consistent with preservation of capital and prudent investment management.  Under normal circumstances, the AST Portfolio will invest at least 80% of the value of its net assets in fixed income investments which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Under normal circumstances, at least 65% of the SP Portfolio’s net assets are invested in a diversified portfolio of fixed-income instruments of varying maturities.

Because the Portfolios invest primarily in debt securities, the primary risk of each is that the value of the debt securities they hold will decline. Debt securities can decline for various reasons, including reasons related to the particular issuer, the industry of which it is part, interest rates, prevailing economic or financial conditions, or the securities markets generally. In particular, each Portfolio is subject to credit risk and interest rate risk.  Credit risk is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the securities in which each Portfolio invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Non-investment grade debt—also known as “high-yield bonds” or “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities. Increasing the amount of Portfolio assets allocated lower-rated securities generally will increase the credit risk to which a Portfolio is subject.  Interest rate risk is the risk that the rates of interest income generated by the fixed-income investments of a Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed-income investments of a Portfolio may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the negative effect on its value when rates increase.  The Portfolios also may use derivative instruments, such as options, futures, swaps and credit-linked securities, for risk management purposes or as part of their investment strategies. Risks of derivatives include counterparty risk, leverage risk and liquidity risk. In addition, the Portfolios may invest in foreign securities.  Investments in foreign securities generally involve more risk than investments in U.S. issuers, including currency risk, foreign market risk, liquidity risk and political risk.

As further explained in “Management of the Portfolios,” below, Prudential Investments LLC (“PI”) serves as the investment manager for the SP Portfolio while PI and AST Investment Services, Inc. (“AST”) serve as co-investment managers for the AST Portfolio.  For ease of reference, the term “Manager” is used throughout this Prospectus/Proxy Statement to refer to PI and AST as it relates to the Trust and to PI as it relates to the Fund.  The Manager uses a “manager-of-managers” structure for the Portfolios pursuant to which it supervises each Portfolio’s subadviser.  Although Pacific Investment Management Company LLC (sometimes referred to herein as “PIMCO” or the “Subadviser”) serves as the sole subadviser to each Portfolio, the Portfolios do have different portfolio managers.  William H. Gross serves as the portfolio manager for the AST Portfolio while Chris Dialynas serves as the portfolio manager for the SP Portfolio.  After completion of the Reorganization, it is expected that PIMCO will continue to serve as the sole subadviser to the AST Portfolio and that William H. Gross will continue to be primarily responsible for the day-to-day investment management of the AST Portfolio.

In connection with the Reorganization, shareholders of the SP Portfolio will have their shares exchanged for shares of the AST Portfolio of equal dollar value based upon the value of the shares at the time the SP Portfolio’s assets are transferred to the AST Portfolio and the SP Portfolio’s liabilities are assumed by the AST Portfolio. After the transfer of net assets, assumption of liabilities, and exchange of shares have been completed, the SP Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the SP Portfolio and will become a shareholder of AST Portfolio.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section below, the Fund Board and the Board of Trustees of the Trust (the “Trust Board” and, together with the Fund Board, the “Boards”) have determined that (i) the Reorganization is in the best interests of the shareholders of the relevant Portfolio, and (ii) the interests of the existing shareholders of the relevant Portfolio will not be diluted as a result of the Reorganization.

The Fund Board, on behalf of the SP Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In considering whether to vote to approve the Plan, you should note:

•                  The SP Portfolio and the AST Portfolio have identical investment objectives and substantially similar investment policies and restrictions;

•                  The SP Portfolio and the AST Portfolio have the same Manager and Subadviser but different portfolio managers;

•                  The AST Portfolio was substantially larger than the SP Portfolio as of December 31, 2008;

•                  Although the AST Portfolio’s contractual investment management fee rate is 0.05% higher than that of the SP Portfolio, the annualized operating expense ratio for the AST Portfolio was 0.73% lower than that of the SP Portfolio for the twelve month period ended December 31, 2008 taking certain short sale interest expenses into account as required by SEC accounting rules;

•                  Taking certain short sale interest expenses into account as required by SEC accounting rules, the pro forma annualized operating expense ratio for the AST Portfolio assuming completion of the Reorganization on December 31, 2008 was 0.54% lower than the annualized operating expense ratio for the SP Portfolio for the twelve month period ended December 31, 2008;

•                  Excluding the effect of those short sale interest expenses, the annualized operating expense ratio for the SP Portfolio was 0.09% lower than: (i) the annualized operating expense ratio for the AST Portfolio for the twelve month period ended December 31, 2008 and (ii) the pro forma annualized operating expense ratio for the AST Portfolio assuming completion of the Reorganization on December 31, 2008;

•                  The historical investment performance of the AST Portfolio was stronger than that of the SP Portfolio for the one-year period ended March 31, 2009

•                  The historical investment performance of the AST Portfolio was slightly lower than that of the SP Portfolio for the three-year and five-year periods ended March 31, 2009; and

•                  Assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the Reorganization is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of the SP Portfolio immediately prior to the Reorganization.

Voting

Each Contract owner invested in the SP Portfolio at the close of business on July 17, 2009 (the “Record Date”) will be entitled to instruct the relevant Participating Insurance Company how to vote at the Meeting and any adjournment thereof, and will be entitled to give voting instructions equivalent to one vote for each full share and a fractional vote for each fractional share of the SP Portfolio that he or she beneficially owns. In addition, the relevant Participating Insurance Company will vote all shares of the SP Portfolio for which it does not receive voting instructions, and it will vote those shares in the same proportion as the votes actually cast by its Contract owners (referred to herein as “Shadow Voting”). The presence at the Meeting of less than all of the Participating Insurance Company may be sufficient to constitute a quorum. Therefore, this proportional voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote.

Approval of the Reorganization requires approval by a majority of the outstanding voting securities of the SP Portfolio, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  For purposes of the 1940 Act, a majority of the SP Portfolio’s outstanding voting securities is the lesser of (i) 67% of the SP Portfolio’s outstanding voting securities represented at a meeting at which more than 50% of the SP Portfolio’s outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the SP Portfolio’s outstanding voting securities. Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of the SP Portfolio beneficially owned at the close of business on the record date. If sufficient votes to approve the Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of voting instructions.  Please provide voting instructions as soon as you receive this Prospectus/Proxy Statement. You may provide your voting instructions to the relevant Participating Insurance Company by completing and signing the enclosed voting instruction card or by phone. If you vote by either of these methods, your votes will be officially cast at the Meeting by the relevant Participating Insurance Company acting through the persons appointed as proxies.

Please provide voting instructions as soon as you receive this Prospectus/Proxy Statement. You may provide your voting instructions to the relevant Participating Insurance Company by completing and signing the enclosed voting instruction card or by telephone. If you vote by either of these methods, your votes will be officially cast at the Meeting by the relevant Participating Insurance Company acting through the persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

INVESTMENT OBJECTIVES, STRATEGIES, FEES, AND PERFORMANCE OF THE PORTFOLIOS

This section summarizes the investment objectives, strategies, fees, and historical investment performance of the Portfolios.  For a more detailed description of the investment objectives, strategies, fees, and historical investment performance of the AST Portfolio, you should read the AST Prospectus that is included as Exhibit B to this Prospectus/Proxy Statement and is incorporated herein by reference. For additional information about both Portfolios, please refer to the documents described in the section entitled “Additional Information About the Fund, the Trust, and the Portfolios”.

Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the AST Portfolio and the SP Portfolio are identical.  The investment objective of each Portfolio is to seek maximum total return, consistent with preservation of capital and prudent investment management.  While each Portfolio makes every effort to achieve its investment objective, success cannot be guaranteed and, it is possible that you could lose money.  Under normal circumstances, the AST Portfolio will invest at least 80% of the value of its net assets in fixed income investments which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Under normal circumstances, at least 65% of the SP Portfolio’s net assets are invested in a diversified portfolio of fixed-income instruments of varying maturities.  After the Reorganization is completed, it is expected that the Combined Fund will be managed according to the investment objective and principal investment policies of the AST Portfolio.

AST PIMCO Total Return Bond Portfolio of Advanced Series Trust:

Investment Objective: to seek maximum total return, consistent with preservation of capital and prudent investment management.  While the AST Portfolio makes every effort to achieve its investment objective, success cannot be guaranteed and, it is possible that you could lose money.

Fixed Income Investments.  As set forth above, the AST Portfolio invests, under normal circumstances, at least 80% of the value of its net assets in fixed income investments which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Fixed-income investments include:

(1) securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

(2) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

(3) mortgage and other asset-backed securities;

(4) inflation-indexed bonds issued by both governments and corporations;

(5) structured notes, including hybrid or “indexed” securities and event-linked bonds;

(6) loan participations and assignments;

(7) delayed funding loans and revolving credit securities;

(8) bank certificates of deposit, fixed time deposits and bankers’ acceptances;

(9) repurchase agreements and reverse repurchase agreements;

(10) debt securities issued by state or local governments and their agencies and government-sponsored enterprises;

(11) obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises;

(12) derivative instruments, including futures, options and swap agreements; and

(13) obligations of international agencies or supranational entities.

Security Selection.  The holdings of the AST Portfolio will be concentrated in areas of the bond market that PIMCO believes to be relatively undervalued. In selecting fixed income securities, the Subadviser uses economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the AST Portfolio’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the PIMCO’s outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of duration is one of the fundamental tools used by the Subadviser.

Duration, “Junk” Bonds, Preferred Stock, and Short Sales.  The AST Portfolio will invest in fixed-income securities of varying maturities. The average portfolio duration of the AST Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index which, as of December 31, 2008, was 3.67 years. The AST Portfolio can and routinely does invest in certain complex fixed income securities (including mortgage-backed and asset-backed securities) and engage in a number of investment practices (including futures, options, swaps and dollar rolls) that many other fixed income funds do not utilize.  The AST Portfolio may invest up to 10% of its total assets in fixed income securities that are rated below investment grade (“junk bonds”) but are rated B or higher by Moody’s Investors Services, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Corporation (“S&P”) or Fitch (or, if unrated, determined by PIMCO to be of comparable quality). In addition, the AST Portfolio may invest up to 10% of its total assets in preferred stocks.  The AST Portfolio also may engage in short sales.

The following paragraphs describe some specific types of fixed-income investments that the AST Portfolio may invest in, and some of the investment practices that the AST Portfolio will engage in.

U.S. Government Securities. The AST Portfolio may invest in various types of U.S. Government securities, including those that are supported by the full faith and credit of the United States; those that are supported by the right of the issuing agency to borrow from the U.S. Treasury; those that are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others that are supported only by the credit of the instrumentality.

Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including convertible securities and preferred stock. Debt securities may be acquired with warrants attached. The rate of return or return of principal on some debt obligations may be linked or indexed to exchange rates between the U.S. dollar and a foreign currency or currencies.

While the Subadviser may regard some countries or companies as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply or legal or technical restrictions. In such cases, the AST Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.

Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The interest rates on these securities are tied to other interest rates, such as money-market indices or Treasury bill rates, and reset periodically. While these securities provide the AST Portfolio with a certain degree of protection against losses caused by rising interest rates, they will cause the Portfolio’s interest income to decline if market interest rates decline.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, and is generally lower than the interest rate on typical bonds. Over the life of the bond, however, this interest will be paid based on a principal value that has been adjusted for inflation. Repayment of the adjusted principal upon maturity may be guaranteed, but the market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may invest in inflation-indexed bonds that do not provide a repayment guarantee. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses.

Event-Linked Bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent upon the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If the trigger event occurs, the AST Portfolio may lose all or a portion of the amount it invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the AST Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Mortgage-Related Securities.  The AST Portfolio may invest in mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

Most mortgage-backed securities are issued by federal government agencies such as Government National Mortgage Association (“GNMA” or “Ginnie Mae”), or by government sponsored enterprises such as Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Principal and interest payments on mortgage-backed securities issued by the federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that it will support these or other government-sponsored enterprises in the future.  Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk. The risks associated with investments in mortgage-related securities, particularly credit risk and liquidity risk, are heightened for investments in sub-prime mortgage-related securities.

Fannie Mae and Freddie Mac hold or guarantee approximately $5 trillion worth of mortgages. The value of the companies’ securities has fallen sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas Fannie Mae and Freddie Mac could buy, and until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the entities’ stock. On September 6, 2008, at the request of the Secretary of the U.S. Treasury, the Chairman of the Board of Governors of the Federal Reserve and the Director of the Federal Housing Finance Agency (“FHFA”), each of Freddie Mac’s and Fannie Mae’s boards of directors adopted resolutions consenting to putting the respective companies into conservatorship. After obtaining these consents, the Director of FHFA appointed FHFA as the conservator of each of Fannie Mae and Freddie Mac on September 6, 2008. Fannie Mae and Freddie Mac report that as of November 7, 2008 and November 14, 2008, respectively, the conservator for each company has advised them that it has not disaffirmed or repudiated any contracts entered into by Fannie Mae or Freddie Mac prior to its appointment as conservator. The effect that this conservatorship will have on the companies’ debt and equities is unclear. Each of Fannie Mae and Freddie Mac has been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

The AST Portfolio may also invest in privately issued mortgage-related securities. Privately issued mortgage-related securities are issued by private corporations rather than government agencies or government-sponsored enterprises. Privately issued mortgage-related securities are not guaranteed by U.S. governmental entities and generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. Mortgage-related securities and CMOs are subject to credit risk, interest rate risk, liquidity risk, valuation risk, prepayment risk, and extension risk.

Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage pass-through securities include collateralized mortgage obligations, real estate mortgage investment conduits, multi-class pass-through securities, stripped mortgage-backed securities and balloon payment mortgage-backed securities. A CMO is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond’s maturity. A REMIC is a security issued by a U.S. Government agency or private issuer and secured by real property. REMICs consist of classes of regular interest, some of which may be adjustable rate, and a single class of residual interests. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal of and interest on the mortgage assets and any reinvestment income thereon provide funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. An MBS strip may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.

Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”), are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Asset-backed securities, CDOs, and CLOs are subject to credit risk, liquidity risk, valuation risk, prepayment risk, and extension risk.

Reverse Repurchase Agreements and Dollar Rolls. In addition to entering into reverse repurchase agreements, the AST Portfolio may also enter into dollar rolls. In a dollar roll, the AST Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The AST Portfolio forgoes principal and interest paid on the securities sold in a dollar roll, but the Portfolio is compensated by the difference between the sales price and the lower price for the future purchase, as well as by any interest earned on the proceeds of the securities sold. The AST Portfolio also could be compensated through the receipt of fee income. Reverse repurchase agreements and dollar rolls can be viewed as collateralized borrowings and, like other borrowings, will tend to exaggerate fluctuations in the AST Portfolio’s share price and may cause the Portfolio to need to sell portfolio securities at times when it would otherwise not wish to do so.

Foreign Securities. The AST Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The AST Portfolio may invest up to 15% of its total assets in securities of issuers based in developing countries (as determined by PIMCO). The AST Portfolio may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures contracts, and enter into forward foreign currency exchange contracts for the purpose of hedging currency exchange risks arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The AST Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the AST Portfolio’s total assets.

Short Sales and Short Sales “Against the Box.” The AST Portfolio may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. When the AST Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale.  The AST Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

The AST Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to the uncovered short positions, the AST Portfolio is required to (1) deposit similar collateral with its custodian or otherwise segregate collateral on its records, to the extent that the value of the collateral in the aggregate is at all times equal to at least 100% of the current market value of the security sold short, or (2) the AST Portfolio must otherwise cover its short position. Depending on arrangements made with the broker-dealer from which the AST Portfolio borrowed the security, regarding payment over of any payments received by the AST Portfolio on such security, the AST Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer. Because making short sales in securities that it does not own exposes the AST Portfolio to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the AST Portfolio makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The AST Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The AST Portfolio will realize a gain if the security declines in price between those dates. No assurance can be given that the AST Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although the AST Portfolio’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited (although for fixed-income securities an interest rate of 0% forms an effective limit on how high a securities’ price would be expected to rise).

The AST Portfolio may also make short sales against-the-box. A short sale against-the-box is a short sale in which the AST Portfolio owns an equal amount of the securities sold short, or securities convertible or exchangeable for, with or without payment of any further consideration, such securities. However, if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration must be segregated on the AST Portfolio’s records or with its Custodian.

Derivative Instruments. The AST Portfolio may purchase and write call and put options on securities, securities indices and on foreign currencies. The AST Portfolio may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on U.S. or foreign exchanges or boards of trade. The AST Portfolio may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. The AST Portfolio may use these techniques to hedge against changes in interest rates, currency exchange rates or securities prices or as part of its overall investment strategy. The AST Portfolio’s investments in swap agreements are described directly below.

Swap Agreements. The AST Portfolio may enter into interest rate, index, total return, credit and currency exchange rate swap agreements for the purposes of attempting to obtain a desired return at a lower cost than if the Portfolio had invested directly in an instrument that yielded the desired return. The AST Portfolio may also enter into options on swap agreements. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount,” i.e., a specified dollar amount that is hypothetically invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments t o the other to the extent that interest rates exceed a specified rate or “cap”; interest floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The AST Portfolio may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The AST Portfolio may be either the buyer or seller in a credit default swap transaction. If the AST Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the AST Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the AST Portfolio had invested in the reference obligation directly.

Under most swap agreements entered into by the AST Portfolio, the parties’ obligations are determined on a “net basis.” Consequently, the AST Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party.

Whether the AST Portfolio’s use of swap agreements will be successful will depend on the Subadviser’s ability to predict that certain types of investments are likely to produce greater returns than other investments. Moreover, the AST Portfolio may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The swaps market is relatively new and is largely unregulated as of the date hereof.

For purposes of applying the AST Portfolio’s investment policies and restrictions (as stated in this Prospectus/Proxy Statement) swap agreements are generally valued by the AST Portfolio at market value. In the case of a credit default swap sold by the AST Portfolio (i.e., where the AST Portfolio is selling credit default protection), however, the AST Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the AST Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Collateralized Debt Obligations. The AST Portfolio may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash-flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion i s the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the AST Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the AST Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Prospectus/Proxy Statement (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the AST Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

SP PIMCO Total Return Portfolio of The Prudential Series Fund:

Investment Objective: to seek maximum total return, consistent with preservation of capital and prudent investment management.  While the SP Portfolio makes every effort to achieve its investment objective, success cannot be guaranteed and, it is possible that you could lose money.

Fixed Income Investments.  As set forth above, under normal circumstances, at least 65% of the net assets of the SP Portfolio are invested in a diversified portfolio of fixed-income instruments of varying maturities.  The SP Portfolio may invest in the following types of debt obligations:

(1) securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises;

(2) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

(3) repurchase agreements and reverse repurchase agreements;

(4) inflation-indexed bonds issued by both government and corporate entities;

(5) bank certificates of deposit, fixed time deposits and bankers’ acceptances;

(6) obligations of non-U.S. governments or their sub-divisions, agencies and government-sponsored enterprises;

(7) obligations of international agencies or supranational entities;

(8) debt securities issued by states or local governments and their agencies, authorities and other government sponsored enterprises;

(9)  mortgage-backed and other asset-backed securities;

(10) structured notes, including hybrid or “indexed” securities and event-linked bonds;

(11) loan participations and assignments; and

(12) delayed funding loans and revolving credit facilities.

Security Selection.  In selecting securities for the SP Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the SP Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

Duration, “Junk” Bonds, and Preferred Stock.  The SP Portfolio will invest in fixed-income securities of varying maturities. The average portfolio duration of the SP Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index which, as of December 31, 2008, was 3.67 years. The SP Portfolio may invest up to 10% of its total assets in fixed income securities that are rated below investment grade (“junk bonds”) but are rated B or higher by Moody’s or equivalently rated by S&P or Fitch (or, if unrated, determined by PIMCO to be of comparable quality). In addition, the SP Portfolio may invest up to 10% of its total assets in preferred stocks.

Foreign Securities.  The SP Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The SP Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging countries. The SP Portfolio may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the SP Portfolio to suffer a loss of interest or principal on any of its holdings. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the SP Portfolio’s total assets.

Other Investments and Strategies.  The SP Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swaps (including interest rate, index, spreadlocks, currency exchange, total return, and long or short credit default swaps). The SP Portfolio may also invest in swaptions. The SP Portfolio may also invest in securities issued on a when-issued or delayed delivery basis (the SP Portfolio may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitment) and short sales. The SP Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls ). The SP Portfolio may invest in illiquid securities (up to 15% of the SP Portfolio’s net assets may be invested in these instruments) and securities issued by other investment companies (up to 10% of the SP Portfolio’s assets may be invested in such securities). As a shareholder of an investment company, the SP Portfolio may indirectly bear service and other fees which are in addition to the fees the SP Portfolio pays its service providers. The “total return” sought by the SP Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The SP Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the SP Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such investments will be repaid). To the extent that a Portfolio is committed to advance additional investments, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board in an amount sufficient to meet such commitments. Delayed loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

For the purpose of achieving income, the SP Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. For temporary or defensive purposes, the Portfolio may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the SP Portfolio engages in such strategies, it may not achieve its investment objective.

FEES AND EXPENSES

The following table describes the fees and expenses that Contract owners may pay if they invest in the SP Portfolio and the AST Portfolio, as well as the projected fees and expenses of the AST Portfolio after the Reorganization.  Future mutual fund and related fees and expenses may be greater or less than those indicated below.  In addition, the following table does not reflect any Contract charges.  Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees (fees paid directly from your investment)

	SP Portfolio		AST Portfolio		Pro Forma AST PIMCO Total Return Bond Portfolio Surviving
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

*Because shares of the Portfolios are purchased through variable insurance products, you should carefully review your Contract prospectus for information on the charges and expenses of those products. This fee table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	SP Portfolio(1)		AST Portfolio(1)		Pro Forma AST PIMCO Total Return Bond Portfolio Surviving(2)
Management Fees	0.60%		0.65%		0.65%
Distribution (12b-1) Fees	None		None		None
Other Expenses	0.06	%(3)	0.10	%(4)	0.10	%(4)
Interest Expense	0.82	%(5)	0.00%		0.19	%(6)
Total Annual Portfolio Operating Expenses (Including Interest Expense)	1.48	%(5)	0.75%		0.94	%(6)
Total Annual Portfolio Operating Expenses (Excluding Interest Expense)	0.66	%(7)	0.75%		0.75	%(7)

(1) The total annual portfolio operating expenses shown are based upon the fees and expenses for the Portfolio for the twelve month period ended December 31, 2008.

(2) The fees and expenses for the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving represent the estimated annualized fees and expenses assuming the Reorganization had taken place on December 31, 2008.  After completion of the Reorganization, the investment advisory fee paid by the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving will be at the AST Portfolio’s current contractual rate.

(3) As used in connection with the SP Portfolio, “other expenses” includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items.

(4) As used in connection with the AST Portfolio and the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving, “other expenses” includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items.  The AST Portfolio and the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving also pay participating insurance companies an administrative services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary asset-based breakpoints. Such administrative fee compensates participating insurance companies for providing certain services to beneficial shareholders in lieu of the Trust, including the printing and mailing of fund prospectuses and shareholder reports.

(5) During the fiscal year ended December 31, 2008, the SP Portfolio engaged in certain short sale activity.  In general, taking a short position involves borrowing a security (usually from a broker), and selling the security in the open market, while receiving cash in as the proceeds from the sale.  The SP Portfolio generally receives interest (a credit to the Portfolio) on the cash proceeds from its short sales that are held as collateral at the broker.  However, the SP Portfolio must, while a short position is open with respect to a bond, pay out interest paid on the shorted bond to the broker.  This represents an expense to the SP Portfolio.  Even though these short sale interest expenses are typically offset, in whole or in part, by the credits received from earnings on the short sale proceeds, SEC accounting rules require the SP Portfolio to include the full amount of those short sale interest expenses in its total operating expense ratio for purposes of the above fee table without any offset for those interest earnings.  For additional information about the financial statement treatment of short sale transactions, please see the information under the caption “Information About the Reorganization—Reasons for the Reorganization.”

(6) SEC accounting rules require the SP Portfolio’s short sale interest expenses to be included in the estimated total annual operating expense ratio of the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving as well.  For additional information about the Board’s consideration of the Combined Fund’s potential use of short sales after completion of the Reorganization, please see the information under the caption “Information About the Reorganization—Reasons for the Reorganization.”

(7) Excluding the effect of short sale interest expenses causes the historical total operating expense ratio of the SP Portfolio (i.e., 0.66%) to be lower than the estimated total operating expense ratio of the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving (i.e., 0.75%).

Expense Examples

The examples assume that you invest $10,000, that you receive a 5% return each year, and that the Portfolios’ total operating expenses remain the same as those shown above. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
SP PIMCO Total Return Portfolio(1) (Including Interest Expense)(2)	$151	$468	$808	$1,768
AST PIMCO Total Return Bond Portfolio(1)	$77	$240	$417	$930
Pro Forma AST PIMCO Total Return Bond Portfolio Surviving(3) (Including Interest Expense)(4)	$96	$300	$520	$1,155

SP PIMCO Total Return Portfolio(1) (Excluding Interest Expense)(5)	$67	$211	$368	$822
AST PIMCO Total Return Bond Portfolio(1)	$77	$240	$417	$930
Pro Forma AST PIMCO Total Return Bond Portfolio Surviving(3) (Excluding Interest Expense)(5)	$77	$240	$417	$930

(1) The total annual portfolio operating expenses shown are based upon the fees and expenses for the Portfolio for the twelve month period ended December 31, 2008.

(2) During the fiscal year ended December 31, 2008, the SP Portfolio engaged in certain short sale activity.  In general, taking a short position involves borrowing a security (usually from a broker), and selling the security in the open market, while receiving cash in as the proceeds from the sale.  The SP Portfolio generally receives interest (a credit to the Portfolio) on the cash proceeds from its short sales that are held as collateral at the broker.  However, the SP Portfolio must, while a short position is open with respect to a bond, pay out interest paid on the shorted bond to the broker.  This represents an expense to the SP Portfolio.  Even though these short sale interest expenses are typically offset, in whole or in part, by the credits received from earnings on the short sale proceeds, SEC accounting rules require the SP Portfolio to include the full amount of those short sale interest expenses in its total operating expense ratio for purposes of the above fee table without any offset for those interest earnings.  For additional information about the financial statement treatment of short sale transactions, please see the information under the caption “Information About the Reorganization—Reasons for the Reorganization.”

(3) The fees and expenses for the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving represent the estimated annualized fees and expenses assuming the Reorganization had taken place on December 31, 2008.  After completion of the Reorganization, the investment advisory fee paid by the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving will be at the AST Portfolio’s current contractual rate.

(4)  SEC accounting rules require the SP Portfolio’s short sale interest expenses to be included in the estimated total annual operating expense ratio of the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving as well.  For additional information about the Board’s consideration of the Combined Fund’s potential use of short sales after completion of the Reorganization, please see the information under the caption “Information About the Reorganization—Reasons for the Reorganization.”

(5) Excluding the effect of short sale interest expenses causes the historical total operating expense ratio of the SP Portfolio (i.e., 0.66%) to be lower than the estimated total operating expense ratio of the Pro Forma AST PIMCO Total Return Bond Portfolio Surviving (i.e., 0.75%).

RISKS OF INVESTING IN THE PORTFOLIOS

An investment in each Portfolio is subject to the following principal risks.

Credit risk.  Credit risk is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the securities in which each Portfolio invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Although debt obligations rated BBB by S&P, Baa by Moody’s, or BBB by Fitch, are regarded as investment-grade, such obligations have speculative characteristics and are riskier than higher-rated securities. Adverse economic developments are more likely to affect the payment of interest and principal on debt obligations rated BBB/Baa than on higher rated debt obligations. Non-investment grade debt—also known as “high-yield bonds” or “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities. Increasing the amount of Portfolio assets allocated lower-rated securities generally will increase the credit risk to which the Portfolio is subject.  For more information on the ratings issued to debt securities by certain rating agencies please see Appendix I to this Prospectus/Proxy Statement. Not all securities are rated. In the event that the relevant rating agencies assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security’s quality and risk at that time.

Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed-income investments of a Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed-income investments of a Portfolio may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the negative effect on its value when rates increase. As a result, mutual funds with longer durations and longer weighted average maturities generally have more volatile share prices than funds with shorter durations and shorter weighted average maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This volatility occurs because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s securities.

Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio, because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives risk. Generally, a derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. Examples of derivatives (without limitation) include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Portfolios may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.

As open-end investment companies registered with the SEC, the Portfolios are subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the Portfolios must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC - or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Portfolios must cover their open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Portfolios are permitted to set aside liquid assets in an amount equal to such Portfolio’s daily marked-to-market (net) obligations, if any (i.e., such Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Portfolios will have the ability to employ leverage to a greater extent than if such Portfolio were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify the asset segregation policies of the Portfolios in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Derivatives are volatile and may be subject to significant price movement. The use of derivatives involves significant risks, including:

Credit risk. The risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio. For example, a Portfolio would be exposed to credit risk (and counterparty risk) to the extent it purchases protection against a default by a debt issuer and the swap counterparty does not maintain adequate reserves to cover such a default.

Currency risk. The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk. The risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk. The risk that certain securities may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the security is currently worth.

Additional risks. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Subadviser incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Portfolio might have been in a better position if the Portfolio had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. Derivatives also involve the risk of mispricing or improper valuation (i.e., the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for a Portfolio to lose more than the amount the Portfolio invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes.

The Portfolios may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which such a portfolio uses a derivative to offset the risks associated with its other holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the relevant Portfolio, in which case any losses on the holdings being hedged may not be reduced and may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The relevant Portfolio is not required to use hedging and may choose not to do so. Because the Portfolios may use derivatives to seek to enhance returns, their investments will expose them to the risks outlined above to a greater extent than if they used derivatives solely for hedging purposes. The use of derivatives to seek to enhance returns may be considered speculative.

Hedging risk. The decision as to whether and to what extent a Portfolio will engage in hedging transactions to hedge against such risks as credit risk, currency risk, counterparty risk, and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of such portfolio and the availability of suitable transactions. Accordingly, no assurance can be given that a Portfolio will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

Foreign investment risk. As described above, each Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Each Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of a Portfolio’s total assets.

Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk includes the specific risks described below:

Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the “numbers” themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company’s financial conditions and prospects.

Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

Taxation risk. Many foreign markets are not as open to foreign investors as U.S. markets. Each Portfolio may be required to pay special taxes on gains and distributions that are imposed on foreign investors. Payment of these foreign taxes may reduce the investment performance of a Portfolio.

Yankee obligations risk. Yankee obligations are U.S. dollar-denominated debt securities of foreign corporations issued in the United States and U.S. dollar-denominated debt securities issued or guaranteed as to payment of principal and interest by governments, quasi-governmental entities, government agencies, and other governmental entities of foreign countries and supranational entities, which securities are issued in the United States. Debt securities of quasi-governmental entities are issued by entities owned by either a national, state, or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers. Investments in the securities of foreign corporations and governments, even those denominated in U.S. dollars, involve certain risks not typically associated with investments in domestic issuers. The values of the securities of foreign corporations and governments are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, such as changes in economic or monetary policies. In addition, Yankee obligations may be less liquid than the debt obligations of U.S. issuers. In general, less information is publicly available about foreign corporations than about U.S. companies. Foreign corporations are generally not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Some securities issued by foreign governments or their subdivisions, agencies, and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a Portfolio to pursue its rights against such government in that country’s courts. Some foreign governments have defaulted on principal and interest payments. In addition, a Portfolio’s investments in Yankee obligations may be subject to the risk of nationalization or expropriation of a foreign corporation’s assets, imposition of currency exchange controls, or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. These risks are heightened in all respects with respect to Yankee obligations issued by foreign corporations and governments located in emerging markets.

High yield risk. Each AST Portfolio may invest up to 10% of its total assets in fixed income securities that are rated below investment grade (“junk bonds”) but are rated B or higher by Moody’s or equivalently rated by S&P or Fitch (or, if unrated, determined by PIMCO to be of comparable quality). To the extent a Portfolios increases its investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), it is subject to greater levels of interest rate, credit and liquidity risk than a mutual fund that does not invest in such securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce a Portfolio’s ability to sell its high-yield securities (liquidity risk). In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress.

Mortgage risk. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans and are subject to certain risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that has exposure to mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Portfolio’s returns because such portfolio will have to reinvest that money at the lower prevailing interest rates.

Most mortgage-backed securities are issued by federal government agencies such as Ginnie Mae, or by government sponsored enterprises such as Freddie Mac or Fannie Mae. Principal and interest payments on mortgage-backed securities issued by the federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that it will support these or other government-sponsored enterprises in the future. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk. The risks associated with investments in mortgage-related securities, particularly credit risk and liquidity risk, are heightened for investments in sub-prime mortgage-related securities.

Fannie Mae and Freddie Mac hold or guarantee approximately $5 trillion worth of mortgages. The value of the companies’ securities has fallen sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas Fannie Mae and Freddie Mac could buy, and until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the entities’ stock. On September 6, 2008, at the request of the Secretary of the U.S. Treasury, the Chairman of the Board of Governors of the Federal Reserve and the Director of the FHFA, each of Freddie Mac’s and Fannie Mae’s boards of directors adopted resolutions consenting to putting the respective companies into conservatorship. After obtaining these consents, the Director of FHFA appointed FHFA as the conservator of each of Fannie Mae and Freddie Mac on September 6, 2008. Fannie Mae and Freddie Mac report that as of November 7, 2008 and November 14, 2008, respectively, the conservator for each company has advised them that it has not disaffirmed or repudiated any contracts entered into by Fannie Mae or Freddie Mac prior to its appointment as conservator. The effect that this conservatorship will have on the companies’ debt and equities is unclear. Each of Fannie Mae and Freddie Mac has been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Portfolio reinvests the proceeds of a prepayment it may receive a lower interest rate. Asset-backed securities may also be subject to extension risk, that is, the risk that, in a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average duration of a Portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.

Management risk. Actively managed investment portfolios are subject to management risk. PIMCO will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but no guarantee can be given that these will produce the desired results.

Market risk. Debt securities are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the debt markets. If investor sentiment turns gloomy, the price of all debt securities may decline. It may not matter that a particular company has great profits.  If the overall corporate bond market is dropping, the values of all corporate bonds are likely to drop. Generally, the debt prices of large companies are more stable than the debt prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, debt securities issued by smaller companies may fluctuate in value more than the debt securities of larger, more established companies.

Portfolio turnover risk. PIMCO may actively and frequently trade the holdings of each Portfolio in order to achieve the Portfolio’s investment objective. High portfolio turnover results in higher transaction costs (such as brokerage commissions, dealer mark-ups and other transaction-related expenses), which can adversely affect a Portfolio’s performance. PIMCO generally will not consider the length of time a Portfolio has held a particular security in making investment decisions. In fact, PIMCO may engage in active trading on behalf of a Portfolio—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or return differentials. Each Portfolio’s turnover rate may be higher than that of other mutual funds due to PIMCO’s investment strategies.

Prepayment risk.  Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by a Portfolio when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Short sales risk. When a Portfolio enters into short sales, which involves selling a security it does not own in anticipation that the security’s price will decline, it exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited, although for fixed-income securities an interest rate of 0% forms an effective limit on how high a securities’ price would be expected to rise. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio’s securities held long will decline in value at the same time that the value of the Portfolio’s securities sold short increases, thereby increasing the potential for loss.  As noted above, the SP

Portfolio engaged in certain short sale activity during the fiscal year ended December 31, 2008 that adversely affected its total annual operating expense ratio.  See “Information about the Reorganization—Reasons for the Reorganization” below.

Inflation-indexed securities risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, and is generally lower than the interest rate on typical bonds. Over the life of the bond, however, this interest will be paid based on a principal value that has been adjusted for inflation. Repayment of the adjusted principal upon maturity may be guaranteed, but the market value of the bonds is not guaranteed, and will fluctuate. Each Portfolio may have exposure to inflation-indexed bonds that do not provide a repayment guarantee. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses.

U.S. government and agency securities risk. In addition to market risk, interest rate risk and credit risk, such securities may limit each Portfolio’s potential for capital appreciation. Not all U.S. Government securities are insured or guaranteed by the U.S. Government, some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Mortgage-backed securities issued by government sponsored enterprises such as Freddie Mac or Fannie Mae are not backed by the full faith and credit of the United States.

PERFORMANCE

The bar charts below show the performance of each Portfolio for each full calendar year the Portfolio has been in operation. The first table below each bar chart shows the Portfolio’s best and worst quarters during the periods included in the bar chart.

This information may help provide an indication of each Portfolio’s risks by showing changes in performance from year to year and by comparing each Portfolio’s performance with that of a broad-based securities index. The charts and tables do not reflect Contract charges. If the Contract charges were included, the annual returns would have been lower than those shown. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Portfolio will perform in the future.

AST Portfolio

BEST QUARTER: 6.22% (3rd quarter 2001) WORST QUARTER: -3.58% (3rd quarter 2008)

Average Annual Total Returns for periods ended 12/31/08

	1 Year	5 Years	10 Years
AST Portfolio	-2.26%	3.39%	5.03%
Barclays Capital U.S. Aggregate Bond Index*	5.24%	4.65%	5.63%

* The Barclays Capital U.S. Aggregate Bond Index —an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and ten years remaining to maturity—gives a broad look at how short and intermediate-term bonds have performed. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

SP Portfolio

BEST QUARTER: 5.69% (3rd quarter of 2001) WORST QUARTER: -4.16% (3rd quarter of 2008)

Average Annual Total Returns for periods ended 12/31/08

	1 Year	5 Years	Since Inception (9/22/00)
SP Portfolio, Class I Shares	-0.20%	4.07%	5.97%
Barclays Capital U.S. Aggregate Bond Index*	5.24%	4.65%	6.09%
Lipper Variable Insurance Products (VIP) Intermediate Investment Grade Debt Funds Average**	-3.00%	2.69%	4.70%

* The Barclays Capital U.S. Aggregate Bond Index —an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and ten years remaining to maturity—gives a broad look at how short and intermediate-term bonds have performed. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the SP Portfolio.

**The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would have been lower if they included the effect of product charges. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the SP Portfolio.

CAPITALIZATIONS OF THE PORTFOLIOS BEFORE AND AFTER THE REORGANIZATION

The following tables set forth as of December 31, 2008: (i) the capitalization of the SP Portfolio, (ii) the capitalization of the AST Portfolio and (iii) the pro forma capitalization of the AST Portfolio as adjusted to give effect to the Reorganization.

	SP Portfolio (Unaudited)	AST Portfolio (Unaudited)	Adjustments		Pro Forma AST PIMCO Total Return Bond Portfolio Surviving (Unaudited)
Net assets	$1,041,081,118	$3,108,160,268	$(88,000	)(a)	$4,149,153,386
Total shares outstanding	94,094,239	274,916,288	92,041,832	(b)	366,958,120
Net asset value per share	$11.06	$11.31			$11.31

(a)  Reflects the estimated Reorganization expenses of $88,000 attributable to the SP Portfolio.

(b)  Represents the number of shares issued upon conversion of SP Portfolio shares in AST Portfolio. Shareholders of the SP Portfolio would become shareholders of the AST Portfolio, receiving shares of the AST Portfolio equal to the value of their holdings in the SP Portfolio immediately prior to the Reorganization.

MANAGEMENT OF THE PORTFOLIOS

This section describes the Manager, the Subadviser, and the portfolio managers for the Portfolios.  For a complete description of the Manager, the Subadviser, and the portfolio managers for the Portfolios, you should read the AST Prospectus included as Exhibit B.

Manager.  Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102 and AST Investment Services, Inc., One Corporate Drive, Shelton, Connecticut 06484 serve as the co-investment managers for the Trust and the AST Portfolio.  Prudential Investments LLC serves as the sole investment manager for the Fund and the SP Portfolio.  PI and AST are both wholly owned subsidiaries of PIFM Holdco, LLC, 100 Mulberry Street, Newark, New Jersey 0712-4077, which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, 751 Broad Street, Newark, New Jersey 07102-4077, which is a wholly-owned subsidiary of Prudential Financial, Inc., 751 Broad Street, Newark, New Jersey 07102-4077. As of June 30, 2009, PI served as the investment manager to all of the Prudential U.S. and offshore registered investment companies, and as the administrator to closed-end investment companies, and those companies had aggregate assets of approximately $88.6 billion.

The Investment Management Agreements for the Portfolios (together, the “Management Agreements”) provide that the Manager will furnish each Portfolio with investment advice and administrative services subject to the supervision of the relevant Board and in conformity with the stated policies of the applicable Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

The Trust and the Fund use a “manager-of-managers” structure. Under that structure, the Manager has engaged Pacific Investment Management Company LLC to serve as the sole subadviser to each Portfolio.  In connection therewith, PIMCO conducts the investment programs of each Portfolio, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of the Subadviser and reporting on such activities to the relevant Board. The Trust and the Fund have obtained an exemption from the Securities and Exchange Commission (the “Commission”) that permits the Manager, subject to approval by the relevant Board, to change subadvisers for a Portfolio and to enter into new subadvisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a manner similar to the Trust and the Fund) is intended to facilitate the efficient supervision and management of subadvisers by the Manager and the Trustees.

Under normal conditions, the Manager will determine the division of the assets of a Portfolio among its subadvisers to the extent a Portfolio has more than one subadviser. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among the subadvisers for a Portfolio as the Manager deems appropriate to the extent a Portfolio has more than one subadviser. The Manager may change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice to the extent a Portfolio has more than one subadviser. As a consequence, the Manager may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment to the extent a Portfolio has more than one subadviser.

To the extent a Portfolio has more than one subadviser, reallocations of assets among the subadvisers may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the subadvisers select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Portfolio or that certain subadvisers may simultaneously favor the same industry. To the extent applicable, the Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a Portfolio has more than one subadviser, if one subadviser buys a security as another subadviser sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. To the extent applicable, the Manager will consider these costs in determining the allocation of assets or cash flows among subadvisers. The Manager will consider the timing of asset and cash flow reallocations based upon the best interests of each Portfolio and its shareholders if a Portfolio has more than one subadviser.

A discussion regarding the basis for the Board’s approval of the Trust’s investment management and subadvisory agreements is available in the Trust’s semi-annual report (for agreements approved during the six-month period ended June 30), and in the Trust’s annual report (for agreements approved during the six-month period ended December 31).

Subadviser.  Information about PIMCO, the subadviser for each, Portfolio is set forth below. The Statements of Additional Information of the Fund and the Trust provides additional information about each portfolio manager’s compensation, other accounts that each portfolio manager manages, and ownership of by each portfolio manager of Fund securities or Trust securities, as applicable.

Portfolios	Investment Subadviser
AST PIMCO Total Return Bond Portfolio	Pacific Investment Management Company LLC
SP PIMCO Total Return Portfolio	Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (PIMCO), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. As of March 31, 2009, PIMCO had approximately $756 billion in assets under management.  PIMCO’s address is 840 Newport Center Drive, Newport Beach, California 92660.

Portfolio Manager for AST Portfolio.  William H. Gross, CFA, of PIMCO is responsible for the day-to-day management of the AST Portfolio’s assets.  Mr. Gross is a Managing Director, portfolio manager, and Chief Investment Officer. He was a founding partner of PIMCO in 1971. Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor’s degree from Duke University and an MBA from the UCLA Graduate School of Business.

Portfolio Manager for SP Portfolio.  Chris Dialynas of PIMCO is responsible for the day-to-day management of the SP Portfolio’s assets. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has thirty years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business. Mr. Dialynas has managed the SP Portfolio since September 2000.

Investment Management Fees Paid by the Portfolios

Portfolio	Total investment management fees as a % of average daily net assets	2008	2007	2006
AST Portfolio	0.65%	$27,610,831	$26,548,074	$16,156,763
SP Portfolio	0.60%	$7,672,309	$8,856,902	$9,060,229

The Reorganization, if approved by the shareholders of the SP Portfolio, will result in an increase 0.05% in the investment management fee rate for shareholders of the SP Portfolio from 0.60% to 0.65% of the portfolio’s average daily net assets. During the twelve month period ended December 31, 2008, the SP Portfolio paid $7,672,309 in investment management fees to the Manager. If the fee rate applicable to the AST Portfolio had been in effect for the SP Portfolio during that period, the SP Portfolio would have paid $8,311,668 in investment management fees to the Manager, an increase of $639,359. As noted above, SP Portfolio shareholder should also consider overall expenses as described in more detail above under the caption “Summary of the Proposal” and below under the caption “Information About the Reorganization—Reasons for the Reorganization.”

INFORMATION ABOUT THE REORGANIZATION

This section describes the Reorganization for the SP Portfolio and the AST Portfolio. This section is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Reasons for the Reorganization

Based on a recommendation of the Manager, the Trustees of each of the Fund and the Trust, including all of the Trustees who are not “interested persons” of the Fund and the Trust, as applicable (collectively, the “Independent Trustees”), unanimously approved the Reorganization at meetings of the Boards held on March 4, 2009.  The Trustees of the Fund, including all of the Independent Trustees of the Fund, also unanimously recommended that the shareholders of the SP Portfolio approve the Reorganization. The Trustees unanimously determined that the Reorganization is in the best interests of the shareholders of each Portfolio, and that the interests of each Portfolio’s existing shareholders will not be diluted as a result of the Reorganization.  The Manager proposed the Reorganization as part of an effort to consolidate substantially similar investment portfolios of the Fund and the Trust. The Manager provided the Trustees with detailed information regarding each Portfolio, including its investment management fee, total expenses, asset size, and investment performance.  The Manager also drew special attention to the SP Portfolio’s recent use of short sales and the specific effects of the financial statement treatment of short sale interest expenses on the historical operating expense ratio for the SP Portfolio and the pro forma operating expense ratio for the Combined Fund.

Although the SP Portfolio and the AST Portfolio are subadvised by PIMCO, have identical investment objectives,  and substantially similar investment policies, they do have different portfolio managers and different liquidity needs because they are offered in connection with different types of variable insurance products.  During the fiscal year ended December 31, 2008, the SP Portfolio engaged in significant short sale activity while the AST Portfolio did not do so.  As described above under “Investment Objectives, Strategies, Fees, and Performance of the Portfolios—Fees and Expenses,” taking a short position involves borrowing a security (usually from a broker), and selling the security in the open market, while receiving cash in as the proceeds from the sale.  The SP Portfolio receives interest (a credit to the SP Portfolio) on the cash proceeds from its short sales that are held as collateral at the broker.  However, the SP Portfolio must, while a short position is open with respect to a bond, pay out interest paid on the shorted bond to the broker.  This represents an expense to the SP Portfolio.  Even though these short sale interest expenses are typically offset, in whole or in part, by the credits received from earnings on the short sale proceeds, SEC accounting rules require the SP Portfolio to include the full amount of those short sale interest expenses in its total operating expense ratio without any offset for those interest earnings.  With respect to historical operating expense ratios, taking short sale interest expenses into account causes the operating expense ratio of the SP Portfolio (i.e., 1.48%) to be substantially higher than that of the AST Portfolio (i.e., 0.75%) for their most recently completed fiscal year ends.  The Manager believes that comparing these historical operating expense ratios to one another is appropriate because they incorporate all relevant SEC accounting guidance.  The Manager noted to the Boards, however, that exclusion of short sale interest expenses would cause the historical total operating expense ratio of the SP Portfolio (i.e., 0.66%) to be lower than that of the AST Portfolio (i.e., 0.75%).  On a pro forma basis, taking short sale interest expenses into account causes the pro forma operating ratio of the Combined Fund after the Reorganization (i.e., 0.94%) to be higher than the historical operating expense ratio of the AST Portfolio (i.e., 0.75%).  Excluding those expenses, the pro forma operating ratio of the Combined Fund after the Reorganization (i.e., 0.75%) would equal the historical operating expense ratio of the AST Portfolio (i.e., 0.75%).  Because the Manager does not expect the Combined Fund to use short sales to a significant degree after the Reorganization since it will have a different portfolio manager and greater liquidity requirements than the SP Portfolio, the Manager believes that comparisons between a pro forma operating expense ratio for the Combined Fund that assumes significant usage of short sales by the Combined Fund after the Reorganization and the historical operating expense ratio for the AST Portfolio are inappropriate.  In light of the forgoing, the Manager did not propose to the Board to implement a contractual expense cap for the Combined Fund after the Reorganization.

The Boards considered a number of factors, including the following:

•                  The SP Portfolio and the AST Portfolio have identical investment objectives (i.e., each Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management);

•                  The SP Portfolio and the AST Portfolio have substantially similar investment policies and restrictions (i.e., each Portfolio invests primarily in investment grade fixed-income securities of varying maturities);

•                  The SP Portfolio and the AST Portfolio have the same Manager and Subadviser but different portfolio managers;

•                  The AST Portfolio was substantially larger than the SP Portfolio as of a recent date (i.e., the SP Portfolio’s total assets have declined from a high of approximately $1.59 billion in December 2006 to approximately $1.04 billion as of December 31, 2008 while the AST Portfolio had total assets of approximately $3.27 billion as of December 31, 2008);

•                  The AST Portfolio has a higher contractual investment management fee rate than the SP Portfolio (i.e., 0.65% for the AST Portfolio and 0.60% for the SP Portfolio);

•                  Although the AST Portfolio’s contractual investment management fee rate is 0.05% higher than that of the SP Portfolio, the annualized operating expense ratio for the AST Portfolio was 0.73% lower than that of the SP Portfolio for the twelve month period ended December 31, 2008 taking certain short sale interest expenses into account as required by SEC accounting guidance;

•                  Taking certain short sale interest expenses into account as required by SEC accounting rules, the pro forma annualized operating expense ratio for the AST Portfolio assuming completion of the Reorganization on December 31, 2008 was 0.54% lower than the annualized operating expense ratio for the SP Portfolio for the twelve month period ended December 31, 2008;

•                  Excluding the effect of those short sale interest expenses, the annualized operating expense ratio for the SP Portfolio was 0.09% lower than: (i) the annualized operating expense ratio for the AST Portfolio for the twelve month period ended December 31, 2008 and (ii) the pro forma annualized operating expense ratio for the AST Portfolio assuming completion of the Reorganization on December 31, 2008;

•                  The historical investment performance of the AST Portfolio was stronger than that of the SP Portfolio for the one-year period ended March 31, 2009;

•                  The historical investment performance of the AST Portfolio was slightly lower than that of the SP for the three-year and five-year periods ended March 31, 2009; and

•                  Assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the Reorganization is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of the SP Portfolio immediately prior to the Reorganization.

For the reasons discussed above, the Fund Board unanimously recommends that you vote FOR the Plan.

If the shareholders of the SP Portfolio do not approve the Plan, the Fund Board will consider other possible courses of action, including, among others, consolidation of the SP Portfolio with one or more investment portfolios of the Fund or the Trust, other than the AST Portfolio, or unaffiliated funds.

Closing of the Reorganization

If the shareholders of the SP Portfolio approve the Plan, the Reorganization will take place after various conditions are satisfied by the Fund on behalf of the SP Portfolio and by the Trust on behalf of the AST Portfolio, including the preparation of certain documents and the receipt of certain legal opinions. The Fund and the Trust will determine a specific date for the actual Reorganization to take place. This is called the “closing date.” If the shareholders of the SP Portfolio do not approve the Plan, the Reorganization will not take place, and the Boards will consider alternative courses of actions, as described above.

If the shareholders of the SP Portfolio approve the Plan, the SP Portfolio will deliver to the AST Portfolio all of its assets on the closing date. The Participating Insurance Companies then will make a conforming exchange of units between the applicable sub-accounts in their separate accounts. As a result, the shareholders of the SP Portfolio will beneficially own shares of the AST Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the net assets delivered to the AST Portfolio. The stock transfer books of the SP Portfolio will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the SP Portfolio may be submitted at any time before the close of the New York Stock Exchange on the closing date, and requests that are received in proper form prior to that time will be effected prior to the closing date.

To the extent permitted by law, the Fund and the Trust may amend the Plan without shareholder approval. The Fund and the Trust may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval by the shareholders of the SP Portfolio.

Expenses of the Reorganization

The expenses resulting from the Reorganization will be paid by the SP Portfolio. The estimate for the Reorganization related expenses to be borne by the SP Portfolio is $88,000.

PI expects that the portfolio securities of the SP Portfolio will be transferred in-kind to the AST Portfolio to the extent practicable.

Certain Federal Income Tax Considerations

Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Contract owners should consult the prospectuses of their respective Contracts or policies for information on the federal income tax consequences to such owners. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Fund and the Trust, including the application of state and local taxes.

Each Portfolio complies with the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, each Portfolio declares and distributes any net realized long- and short-term capital gains at least annually, either during or after the close of the Portfolio’s fiscal year. Distributions are made to the various separate accounts (not to Contract owners) in the form of additional shares (not in cash)

The Reorganization may entail various consequences, which are discussed immediately below under the caption “—Federal Income Tax Consequences of the Reorganization”.

Federal Income Tax Consequences of the Reorganization

The following discussion is applicable to the Reorganization. The Reorganization is intended to qualify for federal income tax purposes as a tax-free transaction under the Code. In addition, assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, Contract owners generally should not have any reportable gain or loss for federal income tax purposes even if the Reorganization did not qualify as a tax-free transaction. It is a condition to each Portfolio’s obligation to complete the Reorganization that the Fund and the Trust will have received an opinion from Shearman & Sterling LLP, special tax counsel to the Fund and the Trust, based upon representations made by the Fund on behalf of the SP Portfolio and by the Trust on behalf of the AST Portfolio, and upon certain assumptions, substantially to the effect that the transactions contemplated by the Plan should constitute a tax-free transaction for federal income tax purposes.

Each Portfolio is treated as a partnership for federal income tax purposes. Based on such treatment and certain representations made by Fund on behalf of the SP Portfolio and by the Trust on behalf of the AST Portfolio relating to the Reorganization, for federal income tax purposes (references to “shareholders” are to the Participating Insurance Companies for this discussion of the federal income tax consequences of the Reorganization):

1. The transfer by the SP Portfolio of all of its assets to the AST Portfolio, in exchange solely for AST Portfolio Shares, the assumption by the AST Portfolio of all of the liabilities of the SP Portfolio, and the distribution of AST Portfolio Shares to the shareholders of the SP Portfolio in complete liquidation of the SP Portfolio, should be tax-free to the shareholders of the SP Portfolio.

2. The shareholders of the SP Portfolio should not recognize gain or loss upon the exchange of all of their shares solely for AST Portfolio Shares, as described in this Prospectus/Proxy Statement and the Plan.

3. No gain or loss should be recognized by the SP Portfolio upon the transfer of its assets to the AST Portfolio in exchange solely for AST Portfolio Shares and the assumption by the AST Portfolio of the liabilities, if any, of the SP Portfolio. In addition, no gain or loss should be recognized by the SP Portfolio on the distribution of such AST Portfolio Shares to the shareholders of the SP Portfolio (in liquidation of the SP Portfolio).

4.  No gain or loss should be recognized by the AST Portfolio upon the acquisition of the assets of the SP Portfolio in exchange solely for AST Portfolio Shares and the assumption of the liabilities, if any, of the SP Portfolio.

5. The AST Portfolio’s tax basis for the assets acquired from the SP Portfolio should be the same as the tax basis of these assets when held by the SP Portfolio immediately before the transfer, and the holding period of such assets acquired by the AST Portfolio should include the holding period of such assets when held by the SP Portfolio.

6. The tax basis of shareholders of the SP Portfolio for AST Portfolio Shares to be received by them pursuant to the Reorganization should be the same as their tax basis in the SP Portfolio shares exchanged therefor, reduced or increased by any net decrease or increase, as the case may be, in such shareholders’ share of the liabilities of the Portfolios as a result of the Reorganization.

7. The holding period of AST Portfolio Shares to be received by the shareholders of the SP Portfolio should include the holding period of their SP Portfolio shares exchanged therefor, provided such SP Portfolio shares were held as capital assets on the date of exchange.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. Beneficial owners of the SP Portfolio should consult their tax advisors regarding the tax consequences to them of the Reorganization in light of their individual circumstances.

Contract owners should consult the prospectuses of their Contracts on the federal tax consequences of owning the Contract. Contract owners should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to the federal income tax consequences.

Characteristics of AST Portfolio Shares

Shares of the AST Portfolio will be distributed to shareholders of the SP Portfolio and will have substantially similar legal characteristics as the shares of the SP Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.  The SP Portfolio is a separate series of the Fund.  The Fund is organized as a Delaware statutory trust. The AST

Portfolio is a separate series of the Trust.  The Trust is organized as a Massachusetts business trust. Under Delaware and Massachusetts law, the shareholders of the Portfolios generally have no personal liability for each Portfolio’s acts or obligations.

VOTING INFORMATION

Approval of the Reorganization requires approval by a majority of the outstanding voting securities of the SP Portfolio, as defined by the 1940 Act.  For purposes of the 1940 Act, a majority of the SP Portfolio’s outstanding voting securities is the lesser of (i) 67% of the SP Portfolio’s outstanding voting securities represented at a meeting at which more than 50% of the SP Portfolio’s outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the SP Portfolio’s outstanding voting securities. Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of the PIMCO Portfolio beneficially owned at the close of business on the record date. If sufficient votes to approve the Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of voting instructions.

In accordance with requirements of the SEC, each Participating Insurance Company, as record owner of the shares of the SP Portfolio, will vote the shares for which it does not receive instruction from the Contract owner beneficially owning the shares, and the Participating Insurance Company will vote those shares (for the Proposal, against the Proposal, or abstain) in the same proportion as the votes actually cast in accordance with instructions received from Contract owners (“Shadow Voting”). The presence at the Meeting of Participating Insurance Companies affiliated with PI will be sufficient to constitute a quorum. Therefore, this Shadow Voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote. In addition, because all of the Participating Insurance Companies are expected to attend the Meeting through the use of Shadow Voting, approval of the Reorganization is expected, therefore, to require the affirmative vote of only a majority of the shares of the SP Portfolio entitled to vote at the Meeting.  No minimum response is required from the Contract owners before Shadow Voting is applied.  An abstention is not counted as an affirmative vote of the type necessary to approve a Proposal and, therefore, instructions to the applicable Participating Insurance Company to abstain will have the same effect as a vote against the Proposal.

How to Vote

You can vote your shares in any one of three ways:

•  By mail, with the enclosed proxy card;

•  In person at the Meeting; or

•  By phone.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted by the relevant Participating Insurance Company in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or any adjournment of the Meeting.

Revoking Voting Instructions

Contract owners executing and returning voting instructions may revoke such instructions at any time prior to exercise of those instructions by delivery of written notice of such revocation to the Secretary of the Fund prior to the Meeting, by execution of subsequent voting instructions and delivery thereof to the Secretary of the Fund prior to the Meeting, or by voting in person at the Meeting.

Other Matters

The Fund Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Fund or the Participating Insurance Companies. If the record owner of a Contract is a custodian, nominee, or fiduciary, the Fund may send proxy materials to the record owner for any beneficial owners that such record owner may represent. The Fund may reimburse custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE FUND, THE TRUST, AND THE PORTFOLIOS

The SP Portfolio is a separate series of the Fund.  The Fund is organized as a Delaware statutory trust and is an open-end management investment company registered with the SEC under the 1940 Act. The AST Portfolio is a separate series of the Trust.  The Trust is organized as a Massachusetts business trust and is an open-end management investment company registered with the SEC under the 1940 Act.  Each Portfolio is, in effect, a separate mutual fund.

Additional information about the AST Portfolio is included in Exhibit B.

Additional information about the SP Portfolio is included in the prospectus for the Fund, dated May 1, 2009, and the portions of that prospectus relating to the SP Portfolio described herein are incorporated herein by reference. Further information about the SP Portfolio is included in the Statement of Additional Information of the Fund, dated May 1, 2009, and the portions of that document relating to the SP Portfolio are incorporated herein by reference. Further information about the AST Portfolio is included in the Statement of Additional Information of the Trust, dated May 1, 2009, and the portions of that document relating to the AST Portfolio are incorporated herein by reference.  These documents are available upon request and without charge by calling 800-752-6342 or by writing to the Fund or the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

Additional information about the SP Portfolio and the AST Portfolio may be found on their website, located at www.annuities.prudential.com.

The Fund, on behalf of the SP Portfolio, and the Trust, on behalf of the AST Portfolio, file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. The Fund and the Trust also prepare annual reports, which include the management discussion and analysis. The annual reports are available both from the SEC and from the Fund and the Trust. These materials can be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 233 Broadway, New York, New York 10279. Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

SHARES OUTSTANDING

The table below sets forth, as of the Record Date, the number of shares of the SP Portfolio and the AST Portfolio that are outstanding.

Portfolio	Number of Outstanding Shares
AST Portfolio	421,598,888
SP Portfolio	92,920,483

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, all of the shares of the SP Portfolio and the AST Portfolio are owned by various Participating Insurance Company separate accounts related to the Contracts. As noted above, each Participating Insurance Company is required to offer Contract owners the opportunity to instruct it as to how to vote Portfolio shares. The table below shows that, as of the Record Date, no shareholder beneficially owns more than 5% of either Portfolio.

Portfolio	Beneficial Owner Name*	Address	Percent Ownership

AST Portfolio	Skandia Annuity	213 Washington St Newark, NJ 07102 Attn: Separate Accounts 7th Floor	142,551,068 / 33.81%

	Advanced Series Trust AST Preservation Asset Allocation Portfolio	Gateway Center Three 100 Mulberry Street Newark, NJ 07102 Attn: Jeffrey Scarbel	93,316,706 / 22.13%

	Advanced Series Trust AST Capital Growth Asset Allocation Portfolio	Gateway Center Three 100 Mulberry Street Newark, NJ 07102 Attn: Jeffrey Scarbel	65,430,326 / 15.52%

	Advanced Series Trust AST Balanced Asset Allocation Portfolio	Gateway Center Three 100 Mulberry Street Newark, NJ 07102 Attn: Jeffrey Scarbel	57,528,452 / 13.65%

	Advanced Series Trust AST Academic Strategies Asset Allocation Portfolio	Gateway Center Three 100 Mulberry Street Newark, NJ 07102 Attn: Jeffrey Scarbel	29,950,786 / 7.10%

SP Portfolio	PLAZ Annuity	213 Washington St Newark, NJ 07102 Attn: Separate Accounts 7th Floor	32,405,778 / 34.87%

	SP Balanced Asset Allocation Portfolio	Gateway Center Three 100 Mulberry Street Newark, NJ 07102 Attn: Jeffrey Scarbel	23,317,351 / 25.09%

	SP Conservative Asset Allocation Portfolio	Gateway Center Three 100 Mulberry Street Newark, NJ 07102 Attn: Jeffrey Scarbel	17,550,285 / 18.89%

	SP Growth Asset Allocation Portfolio	Gateway Center Three 100 Mulberry Street Newark, NJ 07102 Attn: Jeffrey Scarbel	9,527,253 / 10.25%

	Plaz Life	213 Washington St Newark, NJ 07102 Attn: Separate Accounts 7th Floor	6,057,194 / 6.52%

* As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the Trustees and Officers of the Fund, as a group, beneficially owned less than 1% of the outstanding voting shares of the SP Portfolio.  As of the Record Date, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding voting shares of the AST Portfolio.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the AST Portfolio’s financial performance through December 31, 2008. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the AST Portfolio (assuming reinvestment of all dividends and distributions). The charts do not reflect any charges under any contract. Because Contract Charges are not included, the actual return that you will receive will be lower than the total return in each chart. The financial highlights for the periods shown were derived from the financial statements audited by KPMG LLP, independent registered public accounting firm, whose reports were unqualified. The financial highlights for the fiscal year ended December 31, 2008 are audited and are included in the Trust’s Annual Report to Shareholders, which is available upon request.

AST PIMCO Total Return Bond Portfolio

	Year Ended December 31,
	2008	2007(d)		2006		2005	2004

Per Share Operating Performance:
Net Asset Value, beginning of year	$12.10	$11.43		$11.45		$12.01	$11.99

Income (Loss) From Investment Operations:
Net investment income	0.63	0.55		0.28		0.52	0.23
Net realized and unrealized gain (loss) on investments	(0.89)	0.40		0.11		(0.23)	0.36

Total from investment operations	(0.26)	0.95		0.39		0.29	0.59

Less Dividends and Distributions:
Dividends from net investment income	—	—		—		(0.45)	(0.48)
Distributions from net realized gains	—	—		—		(0.40)	(0.09)
Distributions	(0.53)	(0.28)		(0.41)		—	—

Total dividends and distributions	(0.53)	(0.28)		(0.41)		(0.85)	(0.57)

Net Asset Value, end of year	$11.31	$12.10		$11.43		$11.45	$12.01

Total Return(a)	(2.26)%	8.31%		3.74%		2.50%	4.96%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,108.2	$4,775.5		$3,347.2		$1,790.7	$2,318.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.75%	0.74	%(e)	0.77	%(e)	0.79%	0.78	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.75%	0.74	%(e)	0.77	%(e)	0.80%	0.81	%(c)
Net investment income	4.20%	4.67%		4.30%		3.62%	2.08%
Portfolio turnover rate	506%	297%		238%		238%	253%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)

The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities. The total expense ratio excluding interest and fees expense is 0.74% for the year ended December 31, 2007 and 0.76% for the year ended December 31, 2006.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
A

Agreement and Plan of Reorganization, by and between The Prudential Series Fund, on behalf of the SP PIMCO Total Return Portfolio, and Advanced Series Trust, on behalf of the AST PIMCO Total Return Bond Portfolio.

B	Prospectus for the AST PIMCO Total Return Bond Portfolio of Advanced Series Trust, dated May 1, 2009.

[For purposes of this EDGAR filing, the Prospectus of the AST PIMCO Total Return Bond Portfolio of Advanced Series Trust was filed with the Securities and Exchange Commission via EDGAR on                         , 2009 pursuant to Rule 497 under the Securities Act of 1933, and is incorporated herein by reference.]

EXHIBIT A TO PROSPECTUS/PROXY STATEMENT

Agreement and Plan of Reorganization, by and between The Prudential Series Fund, on behalf of the SP PIMCO Total Return Portfolio, and Advanced Series Trust, on behalf of the AST PIMCO Total Return Bond Portfolio

ADVANCED SERIES TRUST

THE PRUDENTIAL SERIES FUND

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this          day of               , 2009 by and between Advanced Series Trust (“AST”), a business trust organized under the laws of The Commonwealth of Massachusetts on behalf of the portfolio listed in Schedule A to this Plan (the “Acquiring Portfolio”), and The Prudential Series Fund, a Delaware statutory trust (“PSF”) on behalf of the portfolio listed in Schedule A to this Plan (the “Target Portfolio”), each having its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. Together, the Target Portfolio and Acquiring Portfolio are referred to as the “Portfolio.”

The reorganization for the Target Portfolio (hereinafter referred to as the “Reorganization”) is intended to constitute a tax-free transaction for federal income tax purposes and will consist of (i) the acquisition by the Acquiring Portfolio of all of the assets of the Target Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange solely for full and fractional shares, par value $0.001 each, of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio; and (iii) the dissolution of the Target Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by AST and PSF on behalf of the Acquiring Portfolio and the corresponding Target Portfolio, as applicable:

1.  Sale and Transfer of Assets, Liquidation and Dissolution of Target Portfolio.

(a)  Subject to the terms and conditions of this Plan, AST shall: (i) transfer all of the assets of the Target Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) cause the Acquiring Portfolio to assume all the liabilities of the Target Portfolio as set forth in Section 1(b) hereof. Such transactions shall take place at the Closing.

(b)  The assets of the Target Portfolio to be acquired by the Acquiring Portfolio (collectively, the “Assets”) shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Target Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquiring Portfolio on the Closing date (as defined in Section 3, hereinafter the “Closing Date”). All liabilities, expenses, costs, charges and reserves of the Target Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c)  Subject to the terms and conditions of this Plan, AST on behalf of the Acquiring Portfolio shall at the Closing deliver to the Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Target Portfolio (“Target Portfolio Shares”) on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Target Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d)  Immediately following the Closing, the Target Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Target Portfolio pursuant to this Section 1 and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of AST relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Target Portfolio shareholders are due based on their respective holdings of the Target Portfolio as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.  Valuation.

(a)  The value of the Target Portfolio’s Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in AST’s current effective prospectus.

(b)  The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in AST’s current effective prospectus.

(c)  The net asset value of a share of the Target Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in PSF’s current effective prospectus.

3.  Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”). The date of the Closing (the “Closing Date”) shall be                          , 2009, or such later date as determined in writing by AST’s officers. The Closing shall take place at the principal office of AST at 5:00 p.m. Eastern time on the Closing Date. PSF on behalf of the Target Portfolio shall have provided for delivery as of the Closing of the Target Portfolio’s Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio’s custodians. Also, PSF on behalf of the Target Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Target Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. AST on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Target Portfolio’s account on the Closing Date to the Secretary of PSF, or shall provide evidence satisfactory to the Target Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as PSF on behalf of Target Portfolio may request.

4.  Representations and Warranties by PSF on behalf of the Target Portfolio.

PSF makes the following representations and warranties about the Target Portfolio:

(a)  The Target Portfolio is a series of PSF, a Delaware statutory trust organized under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. PSF is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)  PSF on behalf of the Target Portfolio is authorized to issue an unlimited number of the Target Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)  The financial statements appearing in PSF’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, audited by KPMG LLP, fairly present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)  PSF has the necessary power and authority to conduct the Target Portfolio’s business as such business is now being conducted.

(e)  PSF on behalf of the Target Portfolio is not a party to or obligated under any provision of PSF’s Agreement and Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Target Portfolio has elected to be, and is, treated as a partnership for U.S. federal income tax purposes. The Target Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), since its inception and will continue to satisfy such requirements at the Closing.

(h)  The Target Portfolio, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for the Target Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Portfolio to such shareholder, and/or (ii) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, and 3406 of the Code.

(i)  At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(j)  Except as may be disclosed in PSF’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Portfolio.

(k)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Target Portfolio.

(l)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of PSF’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

5.  Representations and Warranties by AST on behalf of the Acquiring Portfolio.

AST makes the following representations and warranties about the Acquiring Portfolio:

(a)  The Acquiring Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  AST on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, par value $0.001, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights.

(c)  The financial statements appearing in AST’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, audited by KPMG LLP, fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)  AST has the necessary power and authority to conduct the Acquiring Portfolio’s business as such business is now being conducted.

(e)  AST on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of AST’s Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquiring Portfolio has elected to be, and is, treated as a partnership for federal income tax purposes. The Acquiring Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g)  The statement of assets and liabilities to be created by AST for the Acquiring Portfolio as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to this Plan will accurately reflect the Assets in the case of the Target Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(h)  At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(i)  Except as may be disclosed in AST’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolio.

(j)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolio.

(k)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(l)  AST anticipates that consummation of this Plan will not cause the Acquiring Portfolio to fail to conform to the requirements of Section 817(h) at the end of each tax quarter.

6.  Intentions of PSF on behalf of the Target Portfolio.

(a)  At the Closing, PSF on behalf of the Target Portfolio, intends to have available a copy of the shareholder ledger accounts, certified by PSF’s transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

(b)  PSF  intends that the Target Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Target Portfolio’s shareholders.

(c)  PSF on behalf of the Target Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Target Portfolio.

(d)  AST intends to mail to each shareholder of the Target Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

7.  Intentions of AST on behalf of the Portfolio.

(a)  AST intends to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing.

(b)  AST intends that, by the Closing, each of the Portfolio’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(c)  AST intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Target Portfolio, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.  Conditions Precedent to be Fulfilled by PSF and AST on behalf of the Portfolio.

The consummation of the Plan with respect to the Acquiring Portfolio and the Target Portfolio shall be subject to the following conditions:

(a)  That: (i) all the representations and warranties contained herein concerning the Portfolio shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by AST and PSF on behalf of the Portfolio shall occur prior to the Closing; and (iii) AST and PSF shall each execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Boards of Trustees of AST and PSF on behalf of the Portfolio.

(c)  That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, that no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

(d)  That at or immediately prior to the Closing, the Target Portfolio shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Portfolio’s shareholders all of such Target Portfolio’s investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

(e)  That there shall be delivered to AST and PSF on behalf of the Portfolio an opinion from Shearman & Sterling LLP, in form and substance satisfactory to AST and PSF, substantially to the effect that the transactions contemplated by this Plan should constitute a tax-free transaction for federal income tax purposes. Such opinion shall contain the conclusion that the transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of AST and PSF with regard to matters of fact.

(f)  That the Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Target Portfolio’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g)  That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Target Portfolio.

9.  Expenses.

(a)  AST represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by the Target Portfolio.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Target Portfolio) prior to the Closing, or the Closing may be postponed by AST or PSF on behalf of a Portfolio by resolution of the Board of Trustees of AST or PSF, as applicable, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)  If the transactions contemplated by this Plan have not been consummated by June 30, 2010, the Plan shall automatically terminate on that date, unless a later date is agreed to by the officers of AST and PSF on behalf of the relevant Portfolio.

(c)  In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect with respect to the Acquiring Portfolio or Target Portfolio, and neither AST nor PSF, the Acquiring Portfolio nor the Target Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by PSF’s or AST’s Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)  If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of AST or PSF on behalf of the Portfolio to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued a Target Portfolio, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Target Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate, unless PSF on behalf of the Target Portfolio shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Entire Plan and Amendments.

This Plan embodies the entire plan of AST and PSF on behalf of the Portfolio, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein. This Plan may be amended only by AST and PSF. Neither this Plan nor any interest herein may be assigned without the prior written consent of AST or PSF on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.  Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to either AST or PSF at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, Attention: Secretary.

13.  Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts without regard to its conflict of laws principles.

IN WITNESS WHEREOF, each party has executed this Plan by its duly authorized officers, all as of the date and year first written above.

ADVANCED SERIES TRUST on behalf of the Acquiring Portfolio listed in Schedule A

Attest: John P. Schwartz	By:	Stephen Pelletier
	Title:	President

THE PRUDENTIAL SERIES FUND on behalf of the Target Portfolio listed in Schedule A

Attest: John P. Schwartz	By:	Stephen Pelletier
	Title:	President

Schedule A

Portfolio of The Prudential Series Fund
(the Target Portfolio)

SP PIMCO Total Return Portfolio

Portfolio of Advanced Series Trust
(the Acquiring Portfolio)

AST PIMCO Total Return Bond Portfolio

EXHIBIT B TO PROSPECTUS/PROXY STATEMENT

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2009

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077

Dated August      2009

Reorganization of SP PIMCO Total Return Portfolio, a series of The Prudential Series Fund into AST PIMCO Total Return Bond Portfolio, a series Advanced Series Trust

This Statement of Additional Information (the “SAI”) expands upon and supplements information contained in the combined Proxy Statement of the SP PIMCO Total Return Portfolio (the “SP Portfolio”) and the Prospectus of the AST PIMCO Total Return Bond Portfolio (the “AST Portfolio “ and together with the SP Portfolio, the “Portfolios”), dated August      ,  2009 (such Prospectus and Proxy Statement together being referred to as the “Prospectus/Proxy Statement”).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus/Proxy Statement.

This SAI relates specifically to the proposed transfer of all of the SP Portfolio’s assets to the AST Portfolio in exchange for the AST Portfolio’s assumption of all of the SP Portfolio’s liabilities and the AST Portfolio’s issuance to the SP Portfolio of shares of beneficial interest in the AST Portfolio (the “AST Portfolio Shares”). The AST Portfolio Shares received by the SP Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the SP Portfolio shares that are outstanding immediately prior to such reorganization transaction.  The reorganization transaction also provides for the distribution by the SP Portfolio, on a pro rata basis, of such AST Portfolio Shares to its beneficial owners in complete liquidation of such SP Portfolio.  A vote in favor of the Plan by the shareholders of the SP Portfolio will constitute a vote in favor of the liquidation of the SP Portfolio and the termination of the SP Portfolio as a separate series of the Fund.

This SAI consists of this Cover Page, information on investment restrictions of the SP Portfolio and the AST Portfolio, pro forma financial statements as of December 31, 2008 of the SP Portfolio, the AST Portfolio, and the Combined Fund, and the Statement of Additional Information of the Trust, dated May 1, 2009, which is incorporated herein by reference (which means that those portions are legally part of this SAI).

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, which relates to the above-referenced reorganization transaction.  You can request a copy of the Prospectus/Proxy Statement by calling 800-752-6342 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.  In addition, a copy of the Prospectus/Proxy Statement is available at the Trust’s website at http://www.prudential.com/view/page/public/        .  The Securities and Exchange Commission (“SEC”) maintains a website (www.sec.gov) that contains the SAI and other material incorporated by reference and considered part of this Prospectus/Proxy Statement, together with other information regarding the Portfolios, the Trust, and the Fund.

STATEMENT OF ADDITIONAL INFORMATION

3	Investment Restrictions
Pro Forma Financial Statements
S-2	Attachments to SAI

INVESTMENT RESTRICTIONS

The fundamental and non-fundamental investment restrictions for the AST PIMCO Total Return Bond Portfolio are substantially similar to the fundamental investment restrictions for the SP PIMCO Total Return Portfolio.

Fundamental and Non-Fundamental Investment Restrictions Applicable to the AST Portfolio:

Fundamental Investment Restrictions Applicable to the AST Portfolio:

1. The AST Portfolio will not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of investment) would be invested in securities of issuers of a particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

2. The AST Portfolio will not, with respect to 75% of its total assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

3. The AST Portfolio will not, with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of investment) of the outstanding voting securities of any one issuer;

4. The AST Portfolio will not purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

5. The AST Portfolio will not purchase or sell commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the AST Portfolio, subject to restrictions stated in the Trust’s Prospectus and elsewhere in the Trust’s Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities laws or commodities laws;

6. The AST Portfolio will not borrow money, issue senior securities, pledge, mortgage, hypothecate its assets, except that the AST Portfolio may (i) borrow from persons to the extent permitted by applicable law including the Investment Company Act of 1940, as amended (the “1940 Act”), or to the extent permitted by any exemption from the 1940 Act Act that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance, or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is an asset coverage of 300% and (ii) enter into transactions in options, futures and options on futures and other derivative instruments as described in the Trust’s Prospectus and the Trust’s Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for future contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the AST Portfolio’s assets);

7. The AST Portfolio will not lend funds or other assets, except that the AST Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures or other debt securities, bankers’ acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of a loan, (b) enter into repurchase agreements, (c) lend its securities in an amount not to exceed one-third the value of its total assets, provided such loans are and in accordance with applicable guidelines established by the SEC; and (d) make loans of money to other investment companies to the extent permitted by the 1940 Act Act or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

Non-fundamental Investment Restrictions Applicable to the AST Portfolio:

1. The AST Portfolio will not change its policy to invest at least 80% of the value of its assets in fixed income securities unless it provides 60 days prior written notice to its shareholders.

2. The AST Portfolio will not purchase securities for the Portfolio from, or sell portfolio securities to, any of the officers and directors or Trustees of the Trust or of the Manager or of the Subadviser.

3. The AST Portfolio will not invest more than 5% of the assets of its assets (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

4. The AST Portfolio will not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Trust’s Prospectus and the Trust’s Statement of Additional Information.

5. The AST Portfolio will not invest in companies for the purpose of exercising control or management.

6. The AST Portfolio will not buy any securities or other property on margin (except for such short-term credits as are necessary for the clearance of transactions).

Fundamental and Non-Fundamental Investment Restrictions Applicable to the SP Portfolio:

Fundamental Investment Restrictions Applicable to the SP Portfolio:

As a matter of fundamental policy, the SP Portfolio will not:

1. Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the SP Portfolio may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The SP Portfolio will not buy or sell commodities or commodity contracts, except that the SP Portfolio may, consistent with its investment style, purchase and sell financial futures contracts and options thereon. For purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

2. Purchase securities on margin (but the SP Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the SP Portfolio of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin. The SP Portfolio will not issue senior securities, borrow money or pledge assets, except as permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter, or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, short sales, derivative and hedging transactions and collateral arrangements with respect thereto, and obligations of the Fund to Trustees pursuant to deferred compensation agreements are not deemed to be a pledge of assets or the issuance of a senior security.

3. Make loans, except through loans of assets of the SP Portfolio, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations. Provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

4. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

5. Purchase securities of a company in any industry if, as a result of the purchase, the SP Portfolio’s holdings of securities issued by companies in that industry would exceed 25% of the value of the SP Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

Consistent with item 2 above, the Fund has entered into a $500 million revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on October 27, 2006, is an arrangement with PNC Bank, National Association and The Bank of New York. Whenever any fundamental investment policy or restriction states a maximum percentage of the SP Portfolio’s assets, it is intended that if the percentage limitation is set at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

Whenever any fundamental investment policy or restriction states a maximum percentage of the SP Portfolio’s assets, it is intended that if the percentage limitation is set at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

Non-fundamental Investment Restrictions Applicable to the SP Portfolio:

As a matter of non-fundamental policy, the SP Portfolio will not:

1. The SP Portfolio will not, except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that the SP Portfolio may invest in the securities of one or more investment companies to the extent permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations.

3. Make short sales of securities or maintain a short position in excess of 33% of its net assets; provided, however, that the SP Portfolio may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and swap agreements are not deemed to be short sales.

4. Enter into reverse repurchase agreements if, as a result, the SP Portfolio’s obligations with respect to reverse repurchase agreements would exceed 10% of the SP Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

5. Pledge or mortgage assets, except that no more than 10% of the value of the SP Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that the SP Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

6. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

PRO FORMA FINANCIAL STATEMENTS

The following unaudited pro forma condensed combined financial statements have been derived from the financial statements and schedules of the respective Portfolios. The Pro Forma Condensed Combined Statements of Assets and Liabilities, including the pro forma condensed combined schedule of investments, have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on December 31, 2008. The Pro Forma Condensed Combined Statement of Operations is for the twelve-months ended December 31, 2008 and has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on that date.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition or results of operations that actually would have resulted if the Reorganization had been consummated on December 31, 2008. The unaudited pro forma condensed combined financial statements should be read in conjunction with the financial statements and related notes of the SP Portfolio included in the Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 2008 which is incorporated herein by reference and the financial statements and related notes of the AST Portfolio included in the Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2008 which is incorporated herein by reference.

Pro Forma AST PIMCO Total Return Bond Portfolio Surviving

Pro Forma Portfolio of Investments as of December 31, 2008

(Unaudited)

								Pro Forma AST PIMCO Total Return Bond
				SP Portfolio		AST Portfolio		Portfolio Surviving
				Principal		Principal		Principal
	Moody’s	Interest	Maturity	Amount		Amount		Amount
Description	Ratings †	Rate	Date	(000) #	Value	(000) #	Value	(000) #	Value

LONG-TERM INVESTMENTS - 174.2%, 170.8%, 171.7%

ASSET-BACKED SECURITIES(c) - 1.0%, 8.7%, 6.7%
ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	0.551%	10/25/36			$892	$849,588	$892	$849,588
ACE Securities Corp., Series 2006-HE4, Class A2A	Aaa	0.531%	10/25/36			2,468	2,296,376	2,468	2,296,376
ACE Securities Corp., Series 2006-NC3, Class A2A	Baa3	0.521%	12/25/36			1,236	1,130,088	1,236	1,130,088
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	0.521%	9/25/36			312	305,962	312	305,962
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.746%	9/25/34	$614	$480,651	1,101	862,538	1,715	1,343,189
Aurum CLO 2002-1 Ltd. / Aurum CLO 2002-1 Corp., Series 2002-1A, Class A1, 144A (original cost $1,475,206, $0, $1,475,206; purchased 12/15/08)(g)(l)	Aaa	5.183%	4/15/14	1,731	1,633,245			1,731	1,633,245
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	2.395%	12/16/13			36,360	32,321,593	36,360	32,321,593
BA Credit Card Trust, Series 2008-A7, Class A7	Aaa	1.895%	12/15/14			29,860	24,837,981	29,860	24,837,981
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Aa1	0.551%	10/25/36			1,299	1,198,995	1,299	1,198,995
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Aaa	0.571%	5/25/37			9,953	7,237,954	9,953	7,237,954
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Aaa	0.581%	3/25/37			9,078	7,834,288	9,078	7,834,288
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Aaa	0.521%	5/25/47			1,930	1,731,669	1,930	1,731,669
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aaa	0.521%	5/25/37			13,794	12,837,074	13,794	12,837,074
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	0.581%	10/25/46			1,808	1,703,570	1,808	1,703,570
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A (original cost $467,348, $0, $467,348; purchased 2/17/06)(g)(l)	AAA(d)	0.631%	2/25/36	467	436,173			467	436,173
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	0.541%	6/25/37			2,884	2,678,740	2,884	2,678,740
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	Aaa	0.551%	6/25/37			2,525	2,325,897	2,525	2,325,897
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Aa2	0.571%	9/25/37			8,339	7,299,927	8,339	7,299,927
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Aaa	0.551%	10/25/47			8,703	7,622,526	8,703	7,622,526
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	0.521%	12/25/46			410	396,994	410	396,994
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Aaa	0.531%	11/25/36			3,016	2,617,776	3,016	2,617,776
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A (original cost $0, $3,849,772, $3,849,772; purchased 6/28/01) (g)(l)	Aaa	0.841%	5/25/40			3,850	3,066,873	3,850	3,066,873
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.711%	6/25/32			2,655	2,433,772	2,655	2,433,772
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.521%	11/25/36			4,268	3,862,381	4,268	3,862,381
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $0, $12,421,253, $12,421,253; purchased 6/22/07)(g)(l)	A1	0.541%	8/25/37			12,421	10,282,540	12,421	10,282,540
Ford Credit Auto Owner Trust, Series 2008-B, Class A2	Aaa	2.395%	12/15/10			33,390	32,578,278	33,390	32,578,278
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aa2	0.541%	2/25/37			620	601,247	620	601,247
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Aaa	0.531%	1/25/37			2,573	2,005,908	2,573	2,005,908
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	A1	0.511%	8/25/36			733	689,210	733	689,210
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.798%	1/20/34			6,843	4,695,301	6,843	4,695,301
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	0.578%	3/20/36			1,334	1,257,385	1,334	1,257,385
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Aa2	0.521%	12/25/36			1,549	1,374,983	1,549	1,374,983

Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	0.531%	4/25/37				1,385	1,296,245	1,385	1,296,245
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	Aaa	0.521%	8/25/36				728	687,608	728	687,608
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa	0.521%	10/25/36				17,772	15,810,588	17,772	15,810,588
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Aa3	0.531%	3/25/47				5,202	4,087,829	5,202	4,087,829
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Aaa	0.551%	3/25/37				4,772	4,102,285	4,772	4,102,285
Lehman XS Trust, Series 2006-16N, Class A1A	Aaa	0.551%	11/25/46				3,864	3,577,353	3,864	3,577,353
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	0.541%	5/25/46				435	415,658	435	415,658
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.751%	10/25/34				127	42,871	127	42,871
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aaa	0.531%	11/25/36				2,127	1,985,941	2,127	1,985,941
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7	Aaa	1.295%	12/15/11	2,000		1,942,909			2,000	1,942,909
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $0, $12,822,750, $12,822,750; purchased 6/26/08)(g)(l)	NR	2.035%	7/9/21				13,900	11,689,015	13,900	11,689,015
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	0.541%	8/25/36	1,435		1,351,696	4,054	3,819,493	5,489	5,171,189
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	0.511%	10/25/36				1,014	951,545	1,014	951,545
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	0.521%	10/25/36				725	684,014	725	684,014
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aaa	0.521%	11/25/36	491		459,641			491	459,641
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.783%	10/25/34				6,028	4,316,495	6,028	4,316,495
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	0.551%	10/25/36				1,873	1,737,286	1,873	1,737,286
Residential Asset Securities Corp., Series 2006-KS8, Class A1	Aaa	0.531%	10/25/36				108	106,089	108	106,089
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Aaa	0.541%	2/25/37				7,368	6,437,319	7,368	6,437,319
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Aaa	0.581%	4/25/37				6,976	6,193,310	6,976	6,193,310
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	0.541%	11/25/36				1,549	1,485,397	1,549	1,485,397
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	0.531%	10/25/46				823	813,903	823	813,903
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	A3	0.531%	12/25/36				392	325,802	392	325,802
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	2.129%	2/15/15				3,728	3,662,423	3,728	3,662,423
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	3.525%	10/25/18				5,167	4,966,126	5,167	4,966,126
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A (original cost $0, $729,852, $729,852; purchased 7/27/07)(g)(l)	Aaa	0.531%	11/25/36				732	670,167	732	670,167
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1	Aaa	0.521%	10/25/36				2	1,914	2	1,914
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Aaa	0.551%	6/25/37				6,202	4,677,849	6,202	4,677,849
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.271%	10/25/37	1,348		1,201,698			1,348	1,201,698
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.521%	10/25/36	3,337		3,084,162			3,337	3,084,162
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.521%	10/25/36				2,786	2,574,851	2,786	2,574,851
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa	0.521%	1/25/37				994	952,335	994	952,335
TOTAL ASSET-BACKED SECURITIES (cost $10,739,644, $306,251,043, $316,990,687)						10,590,175		269,009,125		279,599,300

BANK LOANS (c ) - 2.7%, 0.7%, 1.2%
Chrysler Financial, Term, 144A (original cost $27,956,125, $18,762,500, $46,718,625; purchased 7/31/07, 11/28/07)(g)(l)	CAA(d)	6.000%	8/3/14	29,427		14,818,836	19,750	9,945,527	49,177	24,764,363
CSC Holdings, Inc., Term B (original cost $1,777,939, $0, $1,777,939; purchased 2/13/08)(g)(l)	BAA-(d)	2.950%	2/24/13	1,980		1,681,872			1,980	1,681,872
First Data Corp., Term B2 (original cost $53,087, $0, $53,087; purchased 2/13/08)(g)(l)	BA-(d)	3.210%	9/24/14	59		37,771			59	37,771
First Data Corp., Term B2 (original cost $884,124, $0, $884,124; purchased 2/13/08)(g)(l)	BA-(d)	3.210%	9/24/14	931		596,166			931	596,166
HCA, Inc., Term B (original cost $7,767,218, $0, $7,767,218; purchased 7/24/07, 2/12/08)(g)(l)	BA-(d)	3.710%	11/14/13	8,082		6,319,388			8,082	6,319,388
Metro Goldwyn, Term B1 (original cost $3,930,000, $0, $3,930,000; purchased 3/14/07)(g)(l)	BA-(d)	4.710%	4/8/12	3,930		1,611,300			3,930	1,611,300
NRG Energy, Inc., Term B (original cost $4, $10,375,852, $10,375,856; purchased 2/11/08, 2/7/08, 9/12/08)(g)(l)	BA+(d)	2.960%	2/1/13	—	(r)	4	11,218	9,689,468	11,218	9,689,472
RH Donnelley, Inc. (original cost $0, $155,423, $155,423; purchased 2/28/08, 8/6/08)(g(l)	BA+(d)	6.750%	6/30/11				155	88,591	155	88,591
RH Donnelley, Inc., Term BI (original cost $0, $1,294,577, $1,294,577; purchased 12/28/07)(g)(l)	BA+(d)	6.750%	6/30/11				1,292	729,916	1,292	729,916

RH Donnelley, Inc., Term D (original cost $0, $2,002,991, $2,002,991; purchased 10/19/07)(g)(l)	BA+(d)	6.750%		6/30/11			1,999	1,129,125	1,999	1,129,125
RH Donnelley, Inc., Term D (original cost $0, $144,890, $144,890; purchased 5/24/07)(g)(l)	BA+(d)	7.170%		6/30/11			144	81,002	144	81,002
RH Donnelley, Inc., Term D (original cost $0, $210,999, $210,999; purchased 5/24/07)(g)(l)	BA+(d)	7.520%		6/30/11			210	117,834	210	117,834
TXU Corp., Term B3 (original cost $20,551, $0, $20,551; purchased 8/28/08)(g)(l)	BA-(d)	3.960%		10/10/14	21	14,206			21	14,206
TXU Corp., Term B3 (original cost $3,934,368, $0, $3,934,368; purchased 1/15/08-8/28/08)(g)(l)	BA-(d)	5.370%		10/10/14	4,038	2,791,507			4,038	2,791,507
TOTAL BANK LOANS (cost $46,680,462, $33,280,661, $79,961,123)						27,871,050		21,781,463		49,652,513

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.7%, 17.2%, 14.6%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.500%		1/25/34			3,485	2,635,674	3,485	2,635,674
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	A2	5.135	%(c)	9/25/35			6,615	3,975,900	6,615	3,975,900
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.390	%(c)	2/25/45			1,614	809,806	1,614	809,806
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	0.531	%(c)	11/25/36	493	468,436			493	468,436
Banc of America Funding Corp., Series 2006-J, Class 4A1	A(d)	6.124	%(c)	1/20/47			2,854	1,533,857	2,854	1,533,857
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.155	%(c)	5/25/35			2,720	1,941,222	2,720	1,941,222
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.500%		10/25/31	127	117,224			127	117,224
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.500%		9/25/33			400	383,797	400	383,797
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	4.519	%(c)	7/25/34			4,561	3,683,096	4,561	3,683,096
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Aaa	5.111	%(c)	11/25/34			9,723	9,022,464	9,723	9,022,464
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Aaa	4.955	%(c)	1/25/35			4,223	3,180,319	4,223	3,180,319
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aaa	4.125	%(c)	3/25/35			45,261	38,309,975	45,261	38,309,975
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa	4.125	%(c)	3/25/35	4,125	3,212,241			4,125	3,212,241
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Aa2	4.661	%(c)	7/25/34			3,837	2,611,851	3,837	2,611,851
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.605	%(c)	2/25/33	361	290,326	415	333,874	776	624,200
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	5.272	%(c)	2/25/33			276	232,649	276	232,649
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.037	%(c)	4/25/33			184	143,111	184	143,111
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aaa	5.583	%(c)	1/25/34			25	16,586	25	16,586
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aaa	5.222	%(c)	1/25/34			477	360,510	477	360,510
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa	5.366	%(c)	5/25/35	2,634	1,819,493			2,634	1,819,493
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.550	%(c)	8/25/35			56,378	46,262,291	56,378	46,262,291
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aaa	5.057	%(c)	12/25/33			4,351	2,841,087	4,351	2,841,087
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Aaa	5.850	%(c)	3/25/36	766	352,354			766	352,354
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Aaa	5.365	%(c)	5/25/35			3,638	2,460,111	3,638	2,460,111
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa	5.488	%(c)	9/25/35			1,889	878,608	1,889	878,608
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aaa	0.631	%(c)	2/25/34			4,038	1,862,780	4,038	1,862,780
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Aaa	0.561	%(c)	6/25/47			2,668	2,342,740	2,668	2,342,740
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38			24,597	20,065,785	24,597	20,065,785
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		2/11/44			400	308,301	400	308,301
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA	5.471	%(c)	1/12/45			1,100	848,206	1,100	848,206

Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.658	%(c)	1/26/36			7,158	4,494,170	7,158	4,494,170
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.758	%(c)	12/26/46			3,958	2,751,005	3,958	2,751,005
Brazos Student Finance Corp., Series 1998-A, Class A2	NR	2.700	%(c)	6/1/23	21	20,251			21	20,251
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Aaa	5.345	%(c)	12/25/35	653	360,156			653	360,156
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Aaa	4.687	%(c)	8/25/35			10,178	6,845,997	10,178	6,845,997
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46			3,300	2,408,536	3,300	2,408,536
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	0.651	%(c)	5/25/47	4,220	1,732,302	4,299	1,764,987	8,519	3,497,289
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Aaa	5.889%		11/25/35	734	351,104			734	351,104
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Baa1	0.741	%(c)	5/25/36	618	163,027			618	163,027
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Aaa	0.688	%(c)	2/20/47	5,659	2,321,241			5,659	2,321,241
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Aaa	0.721	%(c)	10/25/46	632	131,867			632	131,867
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Aaa	5.250	%(c)	2/20/36			1,051	574,982	1,051	574,982
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Aaa	5.764	%(c)	5/20/36	1,662	829,653			1,662	829,653
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Aaa	5.367	%(c)	10/20/35	821	424,591			821	424,591
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Aaa	0.811	%(c)	3/25/36	1,009	248,318			1,009	248,318
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Baa3	0.821	%(c)	2/25/36	573	129,402			573	129,402
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.750%		5/25/33			266	257,290	266	257,290
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Aaa	4.786	%(c)	11/25/34			6,151	3,826,679	6,151	3,826,679
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Aa1	4.729	%(c)	2/20/35			11,257	6,993,336	11,257	6,993,336
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A (original cost $0, $89,729, $89,729; purchased 7/30/07)(g)(l)	Aaa	3.201	%(c)	3/25/32			90	66,610	90	66,610
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Aaa	6.300%		7/25/36	900	496,164			900	496,164
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	A2	0.901	%(c)	7/19/45	624	186,152			624	186,152
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.500%		12/25/42			904	924,866	904	924,866
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.000%		2/25/44			287	295,775	287	295,775
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.500%		3/25/44			261	272,512	261	272,512
Fannie Mae, Series 1993-70, Class Z	Aaa	6.900%		5/25/23			85	90,625	85	90,625
Fannie Mae, Series 2001-29, Class Z	Aaa	6.500%		7/25/31	216	223,724			216	223,724
Fannie Mae, Series 2002-56, Class MC	Aaa	5.500%		9/25/17			187	193,190	187	193,190
Fannie Mae, Series 2003-21, Class M	Aaa	5.000%		2/25/17			1,167	1,186,669	1,167	1,186,669
Fannie Mae, Series 2003-25, Class KP	Aaa	5.000%		4/25/33			6,774	6,886,781	6,774	6,886,781
Fannie Mae, Series 2003-33, Class PU	Aaa	4.500%		5/25/33			215	219,445	215	219,445
Fannie Mae, Series 2003-122, Class TU	Aaa	4.000%		5/25/16			61	61,095	61	61,095
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.664	%(c)	5/25/35			685	704,826	685	704,826
Fannie Mae, Series 2006-118, Class A1	Aaa	0.531	%(c)	12/25/36			2,685	2,359,349	2,685	2,359,349
Fannie Mae, Series 2007-73, Class A1	Aaa	0.531	%(c)	7/25/37			10,459	9,264,331	10,459	9,264,331
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	3.655	%(c)	7/25/44	2,121	1,912,651			2,121	1,912,651
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	3.455	%(c)	10/25/44	1,394	1,335,695			1,394	1,335,695
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	3.456	%(c)	2/25/45			340	306,274	340	306,274
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.511	%(c)	12/25/36			11,772	11,205,149	11,772	11,205,149
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	5.355	%(c)	8/25/35			2,090	1,479,606	2,090	1,479,606
Freddie Mac, Series 2378, Class PE	Aaa	5.500%		11/15/16			376	389,024	376	389,024
Freddie Mac, Series 2064, Class ZA	Aaa	6.500%		5/15/28			2,082	2,187,964	2,082	2,187,964
Freddie Mac, Series 2145, Class MZ	Aaa	6.500%		4/15/29			5,749	6,003,184	5,749	6,003,184
Freddie Mac, Series 2662, Class DG	Aaa	5.000%		10/15/22			1,300	1,308,772	1,300	1,308,772

Freddie Mac, Series 2694, Class QH	Aaa	4.500%		3/15/32			1,265	1,279,352	1,265	1,279,352
Freddie Mac, Series 2721, Class PE	Aaa	5.000%		1/15/23			525	491,033	525	491,033
Freddie Mac, Series 2724, Class PT	Aaa	3.750%		5/15/16			57	57,244	57	57,244
Freddie Mac, Series 2734, Class PG	Aaa	5.000%		7/15/32			909	925,221	909	925,221
Freddie Mac, Series 2737, Class YD	Aaa	5.000%		8/15/32			600	611,022	600	611,022
Freddie Mac, Series 2728, Class TC	Aaa	4.000%		2/15/23			57	56,674	57	56,674
Freddie Mac, Series 2750, Class NB	Aaa	4.000%		12/15/22			298	297,935	298	297,935
Freddie Mac, Series 2764, Class LZ	Aaa	4.500%		3/15/34			10,645	10,114,790	10,645	10,114,790
Freddie Mac, Series 2950, Class NA	Aaa	4.250%		9/15/24			6,914	6,943,563	6,914	6,943,563
Freddie Mac, Series 3149, Class LF	Aaa	1.495	%(c)	5/15/36			3,580	3,422,346	3,580	3,422,346
Freddie Mac, Series 3335, Class AF	Aaa	1.345	%(c)	10/15/20			53,189	51,499,845	53,189	51,499,845
Freddie Mac, Series 3335, Class BF	Aaa	1.345	%(c)	7/15/19			8,656	8,446,137	8,656	8,446,137
Freddie Mac, Series 3335, Class FT	Aaa	1.345	%(c)	8/15/19			39,187	38,017,287	39,187	38,017,287
Freddie Mac, Series 3346, Class FA	Aaa	1.425	%(c)	2/15/19	8,826	8,478,000	36,685	35,238,992	45,511	43,716,992
Freddie Mac, Series 3346, Class FA	Aaa	0.563%		2/15/19					—	—
Government Lease Trust, Series 1999-C1A, Class B2, 144A (original cost $1,346,953, $0, $1,346,953; purchased 2/14/03	AAA(d)	4.000%		5/18/11	1,500	1,463,164			1,500	1,463,164
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	1.699	%(c)	2/16/30	16	15,673			16	15,673
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	0.551	%(c)	10/25/46	2,546	2,043,900	4,282	3,437,469	6,828	5,481,369
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Aaa	0.741	%(c)	4/25/36	850	273,218			850	273,218
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Aaa	0.551	%(c)	1/25/47			5,111	4,699,626	5,111	4,699,626
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA	5.514	%(c)	10/25/33			3,820	2,951,330	3,820	2,951,330
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		3/10/39			800	608,906	800	608,906
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.799	%(c)	8/10/45			3,000	2,176,970	3,000	2,176,970
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	4.524	%(c)	6/25/34			2,476	1,840,640	2,476	1,840,640
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.540	%(c)	9/25/35	5,020	3,700,637			5,020	3,700,637
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.244	%(c)	11/25/35			7,500	5,579,588	7,500	5,579,588
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Aaa	0.801	%(c)	5/19/35			837	389,776	837	389,776
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Aa3	5.143	%(c)	7/19/35			5,318	2,889,877	5,318	2,889,877
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Aaa	0.831	%(c)	9/19/46	810	185,463			810	185,463
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	0.671	%(c)	1/19/38	891	797,460	4,995	4,471,471	5,886	5,268,931
Homebanc Mortgage Trust, Series 2006-2, Class A1	Aaa	0.651	%(c)	12/25/36	970	377,497			970	377,497
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aa2	0.551	%(c)	1/25/37	161	150,026			161	150,026
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	Aaa	4.446	%(c)	1/25/32	4	4,236			4	4,236
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	4.442	%(c)	1/25/32			25	18,220	25	18,220
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Aaa	5.279	%(c)	6/25/35	691	394,384			691	394,384
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Aaa	5.099%		9/25/35	696	334,057			696	334,057
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Aaa	5.056	%(c)	12/25/34			1,932	1,324,699	1,932	1,324,699
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Aaa	0.561	%(c)	11/25/46			2,458	2,238,705	2,458	2,238,705
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.420%		1/15/49			600	424,180	600	424,180
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	2/15/51			1,100	782,265	1,100	782,265
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.022	%(c)	2/25/35			2,318	1,831,326	2,318	1,831,326
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AAA(d)	5.866	%(c)	9/15/45			20,000	14,151,880	20,000	14,151,880
Lehman XS Trust, Series 2006-GP2, Class 3A2 (i)	Aaa	0.701	%(c)	6/25/46	828	200,595			828	200,595
Lehman XS Trust, Series 2006-14N, Class 1A2 (i)	Aaa	0.711	%(c)	9/25/46	938	206,208			938	206,208
Lehman XS Trust, Series 2006-16N, Class A4B (i)	Aaa	0.711	%(c)	11/25/46	902	194,079			902	194,079
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.788	%(c)	11/21/34			2,342	2,272,495	2,342	2,272,495
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Aaa	0.551	%(c)	5/25/37			3,484	2,926,531	3,484	2,926,531
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.500%		9/25/33	2,332	2,204,006			2,332	2,204,006
Master Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A (original cost $1,285,444, $0, $1,285,444; purchased 12/5/08)(g)(l)	Aaa	8.000%		7/25/35	1,330	1,476,559			1,330	1,476,559

Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485%	(c)	3/12/51			2,300	1,583,509	2,300	1,583,509
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	B3	0.771%	(c)	3/25/37	1,000	275,179			1,000	275,179
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A (original cost $1,440,298, $0, $1,440,298; purchased 10/31/06)(g)(l)	Aaa	1.265%	(c)	6/15/22	1,440	1,092,546			1,440	1,092,546
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	AA(d)	5.849%	(c)	4/25/37	1,783	1,273,534			1,783	1,273,534
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	5.252%	(c)	5/25/33			4,388	3,228,078	4,388	3,228,078
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	0.681%	(c)	2/25/36	2,237	1,190,186	1,869	994,539	4,106	2,184,725
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	1.471%	(c)	10/25/35			688	510,525	688	510,525
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	0.721%	(c)	11/25/35			3,273	2,259,567	3,273	2,259,567
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	4.715%	(c)	12/25/34			733	549,040	733	549,040
Morgan Stanley Capital I, Series 2007-T25, Class AM	Aaa	5.544%	(c)	11/12/49			1,600	740,413	1,600	740,413
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	AAA(d)	5.364%		3/15/44			14,100	10,370,048	14,100	10,370,048
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	AAA(d)	5.809%		12/12/49			200	149,762	200	149,762
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Aaa	5.726%		10/25/36	600	397,198			600	397,198
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ba3	0.831%	(c)	4/25/37	1,800	653,708			1,800	653,708
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		3/25/47	700	331,781			700	331,781
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.820%		3/25/47	700	476,475			700	476,475
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Aaa	0.731%	(c)	7/25/35	782	646,369			782	646,369
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA	0.871%	(c)	2/25/34			888	774,549	888	774,549
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA	0.871%	(c)	2/25/19			164	155,238	164	155,238
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Aaa	0.701%	(c)	5/25/37	1,225	263,061			1,225	263,061
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.500%		3/25/32	370	355,011			370	355,011
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Aaa	5.210%	(c)	9/25/35			7,006	4,364,138	7,006	4,364,138
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.950%		8/1/17			48	51,978	48	51,978
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.344%	(c)	1/25/35			7,373	3,844,158	7,373	3,844,158
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	A(d)	5.950%	(c)	2/25/36	682	323,506			682	323,506
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Aaa	5.528%	(c)	8/25/35			1,277	656,957	1,277	656,957
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	Aaa	0.731%	(c)	5/25/46	615	165,445			615	165,445
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Aaa	0.731%	(c)	5/25/46	809	236,418			809	236,418
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Aaa	0.591%	(c)	8/25/36	4,976	1,990,147			4,976	1,990,147
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aaa	0.571%	(c)	9/25/47			8,977	8,280,243	8,977	8,280,243
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	4.687%	(c)	2/25/32			76	60,388	76	60,388
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Aaa	5.474%	(c)	1/25/34			819	503,422	819	503,422
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A (original cost $0, $3,320,927, $3,320,927; purchased 10/24/06)(g)(l)	AAA(d)	5.057%	(c)	10/25/35			3,338	2,417,511	3,338	2,417,511
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aaa	1.151%	(c)	4/25/43	336	292,478			336	292,478
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	0.581%	(c)	11/25/46			3,878	3,215,422	3,878	3,215,422
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	0.591%	(c)	9/25/46			9,352	7,749,392	9,352	7,749,392
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Aaa	3.456%	(c)	11/25/42	512	421,803			512	421,803
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aaa	0.761%	(c)	10/25/45	2,760	1,507,207	750	409,365	3,510	1,916,572
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Aaa	0.881%	(c)	11/25/45	700	160,690			700	160,690
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Aaa	0.881%	(c)	12/25/45	700	137,775			700	137,775
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	Aaa	0.865%	(c)	11/25/34	1,559	521,472			1,559	521,472
WaMu Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	4.493%	(c)	9/25/33	536	461,319			536	461,319
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Aaa	3.076%	(c)	12/25/46	1,683	632,348			1,683	632,348

WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Aaa	3.066	%(c)	12/25/46	2,049	874,416			2,049	874,416
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Aaa	4.625	%(c)	12/25/46	563	259,014			563	259,014
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	AAA(d)	5.594	%(c)	12/25/36	293	169,222			293	169,222
WaMu Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	BBB(d)	5.503	%(c)	4/25/37	3,914	2,062,734			3,914	2,062,734
WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	A(d)	5.324	%(c)	1/25/37	1,271	715,773			1,271	715,773
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	AAA(d)	5.917	%(c)	9/25/36	1,033	597,469			1,033	597,469
WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	1.011	%(c)	12/25/27	8,279	6,855,427			8,279	6,855,427
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Aaa	3.226	%(c)	5/25/46	3,909	1,671,931			3,909	1,671,931
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	5.813	%(c)	2/25/33	35	28,024			35	28,024
Washington Mutual MSC Mortgage Pass-Through Certifiecates, Series 2004-RA4, Class 2A	AAA	6.500%		8/25/34	2,924	2,598,222			2,924	2,598,222
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	4.375	%(c)	2/27/34	892	722,797			892	722,797
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.000%		6/25/34			385	300,235	385	300,235
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.951	%(c)	1/25/35			8,526	6,609,036	8,526	6,609,036
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.992	%(c)	12/25/34			6,722	5,190,795	6,722	5,190,795
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.250%		1/25/34			41,841	32,579,688	41,841	32,579,688
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1	AAA(d)	4.950%		3/25/36			4,656	3,044,741	4,656	3,044,741
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $97,760,825, $634,106,458, $731,867,283)						69,986,219		535,377,761		605,363,980

CORPORATE BONDS - 41.6%, 40.1%, 40.5%
Aerospace - 0.2%, 0.0%, 0.1%
Goodrich Corp., Sr. Unsec’d. Notes (g)	Baa2	6.290%		7/1/16	2,200	2,186,470			2,200	2,186,470

Airlines
United AirLines, Inc., Pass-Through Certificates (g)(i)	NR	9.210%		1/21/17	81	65			81	65
United Air Lines, Inc., Equipment Trust (g)(i)	NR	10.360%		11/13/12			2,660	13,967	2,660	13,967
United Air Lines, Inc., Equipment Trust (g)(i)	NR	10.360%		11/27/12			234	1,226	234	1,226
United Air Lines, Inc., Pass-Through Certificates (g)(i)	NR	10.020%		3/22/14			690	288,129	690	288,129
						65		303,322		303,387

Automobile Manufacturers - 0.6%, 0.6%, 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	2.426	%(c)	3/13/09	3,500	3,374,560			3,500	3,374,560
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	5.750%		9/8/11	3,400	2,871,433			3,400	2,871,433
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	2.426	%(c)	3/13/09			9,100	8,773,856	9,100	8,773,856
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	2.346	%(c)	3/13/09			3,400	3,398,290	3,400	3,398,290
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	3.643	%(c)	8/3/09			5,100	4,830,684	5,100	4,830,684
						6,245,993		17,002,830		23,248,823

Automotive Parts - 0.0%, 0.1%, 0.1%
Allison Transmission, Inc., Gtd. Notes, 144A (original cost $0, $5,000,000, $5,000,000; purchased 10/11/07)(g)(l)	Caa1	11.000%		11/1/15			5,000	2,450,000	5,000	2,450,000

Banking
Export Import Bank China, Unsec’d. Notes, 144A (original cost $0, $592,806, $592,806; purchased 7/14/05)(g)(l)	A1	4.875%		7/21/15			600	602,586	600	602,586

Biotechnology - 0.1%, 0.9%, 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	A3	5.850%		6/1/17	1,100	1,136,017			1,100	1,136,017
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.150%		6/1/18			24,800	26,305,980	24,800	26,305,980
						1,136,017		26,305,980		27,441,997

Building Materials - 0.4%, 0.0%, 0.1%
Lennar Corp., Gtd. Notes	Ba3	5.950%		10/17/11	5,000	3,825,000			5,000	3,825,000

Diversified - 1.9%, 0.0%, 0.5%
C10 Capital SPV Ltd., Debs., 144A (original cost $2,500,000, $0, $2,500,000; purchased 12/11/06)(g)(l)	BB+(d)	6.722	%(c)	12/31/49	2,500	1,189,575			2,500	1,189,575
General Electric Co., Sr. Unsec’d. Notes	Aaa	5.250%		12/6/17	3,800	3,788,399			3,800	3,788,399
iStar Financial, Inc., Sr. Unsec’d. Notes	Ba3	5.800%		3/15/11	1,000	350,000			1,000	350,000
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (original cost $14,700,000, $0, $14,700,000; purchased 8/9/06)(g)(l)	A1	2.183	%(c)	8/14/09	14,700	14,713,068			14,700	14,713,068
						20,041,042				20,041,042

Electric - 0.0%, 0.9% 0.7%
Ohio Power Co., Sr. Unsec’d. Notes	A3	4.388	%(c)	4/5/10			16,030	14,998,999	16,030	14,998,999
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A3	5.300%		5/1/18			13,500	13,112,577	13,500	13,112,577
								28,111,576		28,111,576

Financial - Bank & Trust - 15.3%, 10.8%, 11.9%
American Express Bank FSB, Sr. Unsec’d. Notes	A1	6.000%		9/13/17			500	468,266	500	468,266
American Express Bank FSB, Sr. Unsec’d. Notes	A1	5.500%		4/16/13	6,000	5,683,440	9,100	8,619,884	15,100	14,303,324
American Express Centurion Bank, Sr. Unsec’d. Notes	A1	6.000%		9/13/17			500	468,267	500	468,267
American Express Co., Sr. Unsec’d. Notes	A2	6.150%		8/28/17			3,700	3,567,015	3,700	3,567,015
ANZ National International Ltd., Bank Gtd. Notes, 144A (United Kingdom)(original cost $0, $12,201,170, $12,201,170; purchased 8/1/06, 9/26/06)(g)(l)	Aa2	2.428	%(c)	8/7/09			12,200	12,195,950	12,200	12,195,950
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)(original cost $12,987,780, $0, $12,987,780; purchased 7/9/08)(g)(l)	Aa2	6.200%		7/19/13	13,000	12,578,280			13,000	12,578,280
Bank of America Corp., Jr. Sub. Notes	A2	8.000	%(c)	12/29/49			44,500	32,008,316	44,500	32,008,316
Bank of America Corp., Jr. Sub. Notes	A2	8.125	%(c)	12/29/49	8,000	5,984,000	79,100	59,166,800	87,100	65,150,800
Bank of America Corp., Sr. Unsec’d. Notes	Aa3	2.048	%(c)	9/18/09			6,000	5,922,462	6,000	5,922,462
Bank of America Corp., Sr. Unsec’d. Notes	A1	5.650%		5/1/18	1,500	1,508,901			1,500	1,508,901
Bank of America Corp., Sub. Notes	A2	2.479	%(c)	8/15/16			1,900	1,400,450	1,900	1,400,450
Bank of America NA, Sub. Notes	Aa2	6.000%		10/15/36			1,900	2,017,386	1,900	2,017,386
Bank of Ireland, Gov’t. Liquid Gtd., MTN	Aaa	1.898	%(c)	12/18/09			15,900	15,798,240	15,900	15,798,240
Bank of Scotland PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom) (original cost $0, $8,400,000, $8,400,000; purchased 7/11/06)(g)(l)	Aa1	4.590	%(c)	7/17/09			8,400	8,375,220	8,400	8,375,220
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa1	5.450%		9/12/12			63,200	64,003,335	63,200	64,003,335
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(original cost $13,900,000, $14,700,000, $28,600,000; purchased 4/18/08)(g)(l)	Aa2	7.700	%(c)	4/29/49	13,900	9,191,514	14,700	9,720,522	28,600	18,912,036
China Development Bank, Sr. Unsec’d. Notes	A1	5.000%		10/15/15			600	600,296	600	600,296
Citigroup Funding, Inc., Gtd. Notes, MTN	A2	0.474	%(c)	4/23/09			5,500	5,436,255	5,500	5,436,255
Citigroup Funding, Inc., Gtd. Notes, MTN	A2	1.466	%(c)	6/26/09			5,400	5,288,620	5,400	5,288,620
Citigroup, Inc., Jr. Sub. Notes	Baa3	8.400	%(c)	4/29/49	17,300	11,423,017			17,300	11,423,017
Citigroup, Inc., Sr. Unsec’d. Notes	A2	6.000%		8/15/17			3,700	3,683,017	3,700	3,683,017
Countrywide Home Loans, Inc., Gtd. Notes	Aa3	5.625%		7/15/09			3,700	3,683,727	3,700	3,683,727
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $0, $6,100,000, $6,100,000; purchased 5/23/07) (g)(l)	Aa1	2.181	%(c)	5/28/09			6,100	6,082,853	6,100	6,082,853
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $0, $7,000,000, $7,000,000; purchased 5/23/07) (g)(l)	Aa1	2.231	%(c)	5/28/10			7,000	6,916,826	7,000	6,916,826
Credit Suisse / New York NY, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa1	5.000%		5/15/13	21,200	20,403,537			21,200	20,403,537
DBS Bank Ltd., Sub. Notes, 144A (Singapore) (original cost $0, $1,000,000, $1,000,000; purchased 5/11/07)(g)(l)	Aa2	2.369	%(c)	5/16/17			1,000	780,000	1,000	780,000
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.000%		9/1/17	5,400	5,729,686	11,000	11,671,583	16,400	17,401,269
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	4.875%		5/20/13	18,400	18,064,936			18,400	18,064,936
DnB Nor Bank ASA, Sr. Notes, 144A (Norway) (original cost $0, $5,401,382, $5,401,382; purchased 11/14/06) (g)(l)	Aa1	4.889	%(c)	10/13/09			5,400	5,398,666	5,400	5,398,666
Export-Import Bank of Korea, Notes (South Korea)	Aa3	2.293	%(c)	6/1/09			8,700	8,675,831	8,700	8,675,831
Fifth Third Bancorp, Sub. Notes	A2	8.250%		3/1/38			4,200	3,469,973	4,200	3,469,973
FleetBoston Financial Corp., Sub. Notes	A1	7.375%		12/1/09			20,000	20,389,700	20,000	20,389,700
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%		9/1/17	5,600	5,429,962			5,600	5,429,962
HBOS PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $0, $700,000, $700,000; purchased 9/22/05) (g)(l)	A1	5.920	%(c)	9/29/49			700	265,028	700	265,028
HSBC Bank USA, Sr. Unsec’d. Notes	Aa2	2.329	%(c)	6/10/09			3,300	3,274,679	3,300	3,274,679
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	4.479	%(c)	10/21/09			4,200	3,940,671	4,200	3,940,671
HSBC Holdings PLC, Sub. Notes	Aa3	6.500%		5/2/36			5,100	5,178,081	5,100	5,178,081
HSBC Holdings PLC, Sub. Notes	Aa3	6.500%		9/15/37			3,700	3,757,664	3,700	3,757,664

National Australia Bank Ltd., Sr. Notes, 144A (Australia) (original cost $7,600,000, $0, $7,600,000; purchased 2/1/08)(g)(l)	Aa1	2.838	%(c)	2/8/10	7,600		7,605,092			7,600		7,605,092
Norddeutsche Landesbank Girozentrale AG, Pfandriefe, MTN (Germany)	Aaa	0.450%		1/19/09	JPY	2,456,000	27,088,203			JPY	2,456,000	27,088,203
PNC Funding Corp., FDIC Gtd.	Aaa	2.300%		6/22/12	5,300		5,352,942			5,300		5,352,942
Rabobank Nederland, Sr. Notes, 144A (Netherlands) (original cost $6,700,000, $0, $6,700,000; purchased 1/17/06)(g)(l)	NR	4.773	%(c)	1/15/09	6,700		6,705,588			6,700		6,705,588
RBS Capital Trust I, Bank Gtd. Notes	A1	4.709	%(c)	12/29/49				3,200	1,245,549	3,200		1,245,549
Residential Capital LLC, Sr. Unsec’d. Notes	C	5.253	%(c)	5/22/09				8,100	2,956,500	8,100		2,956,500
Resona Bank Ltd., Notes, 144A (original cost $0, $899,370, $899,370; purchased 9/8/05)(g)(l)	A2	5.850	%(c)	9/29/49				900	510,189	900		510,189
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	A1	7.640	%(c)	3/31/49				10,200	4,062,497	10,200		4,062,497
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $15,495,645, $0, $15,495,645; purchased 1/13/06)(g)(l)	Aa1	2.766	%(c)	2/6/09	15,500		15,494,916			15,500		15,494,916
State Street Capital Trust IV, Gtd. Notes	A1	2.996	%(c)	6/1/77				1,100	483,098	1,100		483,098
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa2	5.875%		12/20/17	200		183,729			200		183,729
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2	5.600%		2/15/11	1,000		903,806			1,000		903,806
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa3	2.096	%(c)	9/15/09				3,100	3,067,822	3,100		3,067,822
							159,331,549		334,551,238			493,882,787

Financial Services - 15.7%, 20.2%, 19.0%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.375%		4/30/13				6,500	6,398,587	6,500		6,398,587
American Express Co., Sr. Unsec’d. Notes	A2	7.000%		3/19/18	13,000		13,144,872			13,000		13,144,872
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	1.961	%(c)	3/2/09				6,000	5,915,160	6,000		5,915,160
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	1.928	%(c)	11/9/09				9,100	8,462,354	9,100		8,462,354
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%		5/2/13	4,500		4,319,883	6,000	5,759,844	10,500		10,079,727
American Honda Finance Corp., Bonds, MTN, 144A (original cost $0, $13,612,920, $13,612,920; purchased 3/7/07) (g)(l)	Aa3	2.246	%(c)	3/9/09				13,600	13,584,836	13,600		13,584,836
Bank of America Corp., Jr. Sub. Notes	A2	8.000	%(c)	12/29/49	40,600		29,203,093			40,600		29,203,093
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.558	%(c)	3/30/09				5,600	5,563,902	5,600		5,563,902
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.263	%(c)	8/21/09				23,200	22,815,089	23,200		22,815,089
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.371	%(c)	11/28/11				6,012	5,608,721	6,012		5,608,721
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.356	%(c)	5/18/10				18,800	18,175,201	18,800		18,175,201
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	4.905	%(c)	7/16/09				3,200	3,162,737	3,200		3,162,737
C8 Capital SPV Ltd., Notes, 144A (original cost $0, $27,700,000, $27,700,000; purchased 2/6/07)(g)(l)	BB+(d)	6.640	%(c)	12/29/49				27,700	14,043,900	27,700		14,043,900
Caelus Re Ltd., Notes, 144A (original cost $0, $3,200,000, $3,200,000; purchased 6/20/08)(g)(l)	BB+(d)	8.453	%(c)	6/7/11				3,200	3,058,560	3,200		3,058,560
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	2.296	%(c)	5/18/09				13,300	13,182,082	13,300		13,182,082
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.370	%(c)	10/9/09				22,100	21,683,923	22,100		21,683,923
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	3.615	%(c)	1/30/09				5,200	5,192,803	5,200		5,192,803
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	2.296	%(c)	8/17/09				5,500	5,286,265	5,500		5,286,265
CitiFinancial, Inc., Sr. Unsec’d. Notes (g)	A2	6.625%		6/1/15	600		556,394			600		556,394
Citigroup Capital XXI, Gtd. Notes	A3	8.300	%(c)	12/21/57	11,000		8,483,607	16,200	12,494,039	27,200		20,977,646

Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, MTN	A2	1.971	%(c)	3/17/09				5,100	5,074,602	5,100		5,074,602
Citigroup, Inc., Jr. Sub. Notes	Baa2	8.400	%(c)	4/29/49				52,200	34,467,138	52,200		34,467,138
Citigroup, Inc., Sr. Unsec’d. Notes	A2	2.326	%(c)	6/9/09				10,459	10,210,965	10,459		10,210,965
Citigroup, Inc., Sr. Unsec’d. Notes	A2	3.505	%(c)	1/30/09	1,900		1,900,600	3,000	3,000,948	4,900		4,901,548
Citigroup, Inc., Sr. Unsec’d. Notes	A2	5.850%		7/2/13				1,600	1,544,096	1,600		1,544,096
Citigroup, Inc., Sr. Unsec’d. Notes	A2	1.496	%(c)	12/28/09				8,100	7,640,738	8,100		7,640,738
Citigroup, Inc., Sr. Unsec’d. Notes	A2	5.500%		8/27/12				5,900	5,727,236	5,900		5,727,236
Citigroup, Inc., Sr. Unsec’d. Notes	A2	5.300%		10/17/12				2,400	2,312,942	2,400		2,312,942
Citigroup, Inc., Sr. Unsec’d. Notes	A2	5.500%		4/11/13	8,900		8,665,788	23,000	22,394,732	31,900		31,060,520
Citigroup, Inc., Sub. Notes	A3	6.125%		8/25/36				11,000	9,853,745	11,000		9,853,745
Enel Finance International SA, Gtd. Notes, 144A (original cost $0, $22,041,435, $22,041,435; purchased 9/13/07)(g)(l)	A2	6.800%		9/15/37				22,100	16,968,380	22,100		16,968,380
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	NR	5.800%		1/12/09				1,900	1,894,617	1,900		1,894,617
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09				5,400	4,742,393	5,400		4,742,393
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.875%		6/15/10				760	608,137	760		608,137
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		2/1/11				200	152,092	200		152,092
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.250%		10/25/11				200	146,102	200		146,102
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.700%		1/15/10				1,100	934,813	1,100		934,813
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.625%		11/1/10				400	302,811	400		302,811
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	4.268	%(c)	10/6/10				1,700	1,578,051	1,700		1,578,051
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.219	%(c)	8/15/11				6,400	5,612,160	6,400		5,612,160
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.875%		1/14/38	15,800		15,465,988			15,800		15,465,988
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	NR	4.248	%(c)	1/5/09				1,200	1,200,000	1,200		1,200,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	3.565	%(c)	10/26/09				1,300	1,265,519	1,300		1,265,519
General Electric Capital Corp., Sub. Notes	Aa1	6.375	%(c)	11/15/67				33,100	20,805,634	33,100		20,805,634

General Electric Capital Corp., Sub. Notes, 144A (original cost $14,999,395, $0, $14,999,395; purchased 8/30/07)(g)(l)	Aa1	6.500	%(c)	9/15/67	GBP	7,500	6,804,164				GBP	7,500	6,804,164
General Electric Capital Corp., Sub. Notes, 144A (original cost $0, $44,653,253, $44,653,253; purchased 11/6/07)(g)(l)	Aa1	5.500	%(c)	9/15/67				EUR	33,000	25,494,496	EUR	33,000	25,494,496
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	6.000%		12/15/11				1,000		793,037	1,000		793,037
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	8.000%		11/1/31	600		351,059				600		351,059
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	6.875%		8/28/12	10,800		8,189,359				10,800		8,189,359
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	6.750%		12/1/14	10,500		7,178,283				10,500		7,178,283
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.164	%(c)	7/23/09				4,640		4,518,358	4,640		4,518,358
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.350%		1/15/16	1,300		1,187,195				1,300		1,187,195
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%		10/1/16	6,000		5,622,372				6,000		5,622,372
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		1/18/18				21,700		20,575,332	21,700		20,575,332
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%		4/1/18				7,800		7,495,496	7,800		7,495,496
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%		9/1/17				16,400		15,902,030	16,400		15,902,030
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	2.229	%(c)	11/16/09				3,900		3,735,576	3,900		3,735,576
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		1/15/17				5,400		4,639,016	5,400		4,639,016
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%		10/1/37	8,200		6,657,318				8,200		6,657,318
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.625%		9/15/10				5,000		3,930,250	5,000		3,930,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%		1/15/18				5,500		5,805,382	5,500		5,805,382
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	2.546	%(c)	5/7/10				10,000		9,675,030	10,000		9,675,030
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.000%		10/1/17				11,800		11,902,412	11,800		11,902,412
JPMorgan Chase Capital XX, Gtd. Notes	A1	6.550%		9/15/66				1,000		845,288	1,000		845,288
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes (i)	NR	Zero		11/10/09				3,500		315,000	3,500		315,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN (i)	NR	Zero		5/25/10				5,800		522,000	5,800		522,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN (i)	NR	6.200%		9/26/14				2,600		247,000	2,600		247,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN (i)	NR	Zero		4/3/09				2,300		207,000	2,300		207,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN (i)	NR	Zero		7/18/11				3,900		351,000	3,900		351,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN (i)	NR	Zero		11/16/09				14,300		1,287,000	14,300		1,287,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN (i)	NR	5.625%		1/24/13	16,800		1,596,000	6,200		589,000	23,000		2,185,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN (i)	NR	6.875%		5/2/18				3,300		313,500	3,300		313,500
Longpoint Re Ltd., Notes, 144A (Cayman Island) (original cost $0, $3,100,000, $3,100,000; purchased 4/27/07) (g)(l)	BB+(d)	7.246	%(c)	11/8/11				3,100		3,027,770	3,100		3,027,770
Merrill Lynch & Co., Inc., Notes, MTN	A1	6.875%		4/25/18	14,000		14,644,364	16,800		17,573,237	30,800		32,217,601
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Aa3	6.400%		8/28/17				18,800		18,835,100	18,800		18,835,100
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Aa3	3.555	%(c)	1/30/09				7,100		7,090,869	7,100		7,090,869
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Aa3	2.290	%(c)	12/4/09				4,900		4,702,109	4,900		4,702,109
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.438	%(c)	5/8/09				6,400		6,288,109	6,400		6,288,109
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	6.050%		8/15/12				3,600		3,551,684	3,600		3,551,684
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	3.735	%(c)	7/25/11				6,900		6,110,461	6,900		6,110,461
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.223	%(c)	8/14/09				5,100		4,943,802	5,100		4,943,802
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750%		4/15/11	2,000		1,967,852				2,000		1,967,852
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		4/1/18	12,100		10,615,209				12,100		10,615,209
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.250%		8/28/17				20,900		17,804,438	20,900		17,804,438
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.498	%(c)	2/9/09	15,400		15,323,277				15,400		15,323,277
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	4.233	%(c)	5/14/10				13,300		12,379,600	13,300		12,379,600
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes	A2	6.346	%(c)	7/29/49				900		627,051	900		627,051
Mystic Re Ltd., Notes, 144A (Cayman Islands) (original cost $0, $2,200,000, $2,200,000; purchased 9/6/06) (g)(l)	BB-(d)	12.203	%(c)	6/7/11				2,200		2,123,990	2,200		2,123,990
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $0, $5,600,000, $5,600,000; purchased 9/6/06)(g)(l)	Aa1	2.204	%(c)	9/11/09				5,600		5,604,082	5,600		5,604,082
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10	430		452,575				430		452,575
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $1,511,499, $0, $1,511,499; purchased 7/14/05)(g)(l)	Baa1	5.265%		6/15/11	1,512		1,403,033				1,512		1,403,033

Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $0, $19,785,765, $19,785,765; purchased 10/18/07-11/1/07) (g)(l)	Aa2	6.671	%(c)	10/29/49				19,800		12,593,572	19,800		12,593,572
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $0, $10,200,000, $10,200,000; purchased 11/21/06) (g)(l)	Aa1	2.261	%(c)	11/20/09				10,200		10,073,245	10,200		10,073,245
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.675	%(c)	7/27/09				22,000		20,737,134	22,000		20,737,134
SMFG Preferred Capital, Sub. Notes, 144A (Cayman Islands) (original cost $0, $4,600,000, $4,600,000; purchased 12/13/06) (g)(l)	A2	6.078	%(c)	1/29/49				4,600		3,103,298	4,600		3,103,298
TNK-BP Finance SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $0, $1,498,140, $1,498,140; purchased 3/13/07) (g)(l)	Baa2	6.125%		3/20/12				1,500		960,000	1,500		960,000
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes, 144A (Ireland) (original cost $0, $2,300,000, $2,300,000; purchased 7/13/08) (g) (l)	A3	8.700%		8/7/18				2,300		1,481,083	2,300		1,481,083

UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.750%		4/25/18				5,100	4,628,735	5,100		4,628,735
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	3.779	%(c)	5/5/10				8,400	8,384,662	8,400		8,384,662
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	5/29/49				8,100	4,423,604	8,100		4,423,604
UFJ Finance Aruba AEC, Bank Gtd. Notes	Aa3	6.750%		7/15/13				400	390,959	400		390,959
United Mexican States, Notes, MTN	Baa1	5.950%		3/19/19				2,200	2,200,000	2,200		2,200,000
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A (original cost, $0, $3,199,040, $3,199,040; purchased 5/3/07) (g) (l)	Baa2	5.875	%(c)	5/9/62				3,200	1,118,016	3,200		1,118,016
							163,732,285		628,725,667			792,457,952

Healthcare - Services 0.1%, 0.0%, 0.0%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		6/15/17	1,100		1,003,234			1,100		1,003,234
HCA, Inc., Sec’d. Notes	B2	9.250%		11/15/16	200		183,500			200		183,500
							1,186,734					1,186,734

Insurance - 2.4%, 1.0%, 1.4%
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $14,000,000, $0, $14,000,000; purchased 5/13/08)(g)(l)	Baa1	8.175	%(c)	5/15/58	14,000		5,446,350			14,000		5,446,350
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%		10/1/15				800	536,456	800		536,456
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.613	%(c)	10/18/11				900	647,056	900		647,056
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11				200	164,519	200		164,519
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $0, $4,400,572, $4,400,572; purchcased 7/18/06)(g)(l)	A3	1.090	%(c)	6/16/09				4,400	4,004,000	4,400		4,004,000
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,000,000, $3,836,000, $14,836,000; purchased 8/13/08, 9/25/08)(g)(l)	A3	8.250%		8/15/18	11,000		8,051,109	6,200	4,537,898	17,200		12,589,007
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.950%		3/20/12				2,600	2,036,671	2,600		2,036,671
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.850%		1/16/18				300	201,085	300		201,085
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	2.628	%(c)	7/19/13	EUR	3,100	2,388,913			EUR	3,100	2,388,913
ASIF III Jersey Ltd., Sr. Sec’d. Notes, MTN (Japan)	Aa3	0.950%		7/15/09	JPY	875,000	8,921,429			JPY	875,000	8,921,429
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $0, $4,498,065, $4,498,065; purchased 4/18/08) (g)(l)	Aa3	5.500%		4/22/13				4,500	4,245,336	4,500		4,245,336
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa2	5.300%		4/24/13				6,300	5,901,386	6,300		5,901,386
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa2	5.550%		4/27/15				9,100	8,736,073	9,100		8,736,073
Residental Reinsurance 2007 Ltd., Notes, 144A (original cost $0, $1,400,000, $1,400,000; purchased 5/16/07) (g) (l)	B+(d)	12.453	%(c)	6/7/10				1,400	1,369,340	1,400		1,369,340
							24,807,801		32,379,820			57,187,621

Machinery & Equipment - 0.0%, 0.2%, 0.2%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $0, $7,403,330, $7,403,330; purchased 9/20/06) (g)(l)	A1	2.183	%(c)	8/14/09				7,400	7,406,579	7,400		7,406,579

Media - 0.0%, 1.3%, 1.0%
Comcast Corp., Gtd. Notes	Baa2	6.450%		3/15/37				1,600	1,592,187	1,600		1,592,187
Time Warner, Inc., Gtd. Notes	Baa2	2.405	%(c)	11/13/09				24,326	23,414,383	24,326		23,414,383
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	2.289	%(c)	9/10/09				15,170	15,071,016	15,170		15,071,016
									40,077,586			40,077,586

Medical Supplies & Equipment - 0.0%, 0.2%, 0.1%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.900%		9/15/17				2,700	2,869,379	2,700		2,869,379
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.450%		9/15/37				2,700	3,069,036	2,700		3,069,036
									5,938,415			5,938,415

Metals & Mining 0.0%, 0.1%, 0.1%
Codelco, Inc., Unsec’d. Notes, 144A (original cost $0, $695,072, $695,072; purchased 10/19/06) (g)(l)	A1	6.150%		10/24/36				700	613,092	700		613,092
Vale Overseas Ltd., Gtd. Notes	Baa2	6.250%		1/23/17				1,200	1,131,360	1,200		1,131,360
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%		11/21/36				1,200	1,089,240	1,200		1,089,240
									2,833,692			2,833,692

Oil & Gas - 0.1%, 1.1%, 0.8%
BP AMI Leasing, Inc., Gtd. Notes, 144A (original cost $0, $6,400,000, $6,400,000; purchased 6/21/07) (g)(l)	AA+(d)	1.476	%(c)	6/26/09				6,400	6,401,664	6,400		6,401,664
Citigroup Global Markets Deutschland AG for OAO Gazprom, Sec’d. Notes (Germany)	A3	10.500%		10/21/09				6,400	6,432,730	6,400		6,432,730

El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.800%		8/1/31	850	553,777			850	553,777
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.750%		1/15/32			9,200	5,971,913	9,200	5,971,913
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.000%		5/15/11	200	181,957			200	181,957
Gaz Capital SA, Notes, 144A (Luxembourg) (original cost $0, $1,900,00, $1,900,000; purchased 4/2/08) (g)(l)	A3	7.343%		4/11/13			1,900	1,539,000	1,900	1,539,000
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg)(original cost $0, $1,100,000, $1,100,000; purchased 11/17/06) (g)(l)	A3	6.212%		11/22/16			1,100	726,000	1,100	726,000
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $0, $7,200,000, $7,200,000; purchased 4/2/08) (g)(l)	A3	8.146%		4/11/18			7,200	5,076,000	7,200	5,076,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A (original cost $0, $6,700,000, $6,700,000; purchased 12/4/07) (g)(l)	Baa3	6.514%		12/15/12			6,700	6,358,427	6,700	6,358,427
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Island) (original cost $0, $423,220, $423,220; purchased 7/14/05) (g)(l)	Baa1	5.265%		6/15/11			423	392,849	423	392,849
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (original cost $0, $1,600,000, $1,600,000; purchased 8/4/05) (g)(l)	Aa2	5.298%		9/30/20			1,600	1,139,952	1,600	1,139,952
						735,734		34,038,535		34,774,269

Paper & Forest Products - 0.4%, 0.0%, 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $900,000, $0, $900,000; purchased 12/31/06)(g)(l)	Ba3	7.000%		1/15/15	900	765,000			900	765,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $1,300,000, $0, $1,300,000; purchased 12/13/06)(g)(l)	Ba3	7.125%		1/15/17	1,300	1,092,000			1,300	1,092,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.750%		11/15/29	3,000	1,890,000			3,000	1,890,000
						3,747,000				3,747,000

Real Estate - 0.0%, 0.3%, 0.2%
WEA Finance LLC/WCI Finance LLC, Gtd. Notes, 144A (Australia) (original cost $0, $12,302,011, $12,302,011; purchased 9/21/06) (g)(l)	A2	5.700%		10/1/16			12,330	8,235,922	12,330	8,235,922

Retail & Merchandising - 0.6%, 1.0%, 0.9%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		8/15/11	3,700	3,712,794			3,700	3,712,794
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	3.520	%(c)	7/30/10			11,800	11,474,957	11,800	11,474,957
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.500%		7/1/15			20,000	20,241,720	20,000	20,241,720
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%		2/15/18	2,200	2,434,410			2,200	2,434,410
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.500%		8/15/37	400	474,926			400	474,926
						6,622,130		31,716,677		38,338,807

Telecommunications - 1.4%, 1.3%, 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.959	%(c)	2/5/10			3,700	3,573,837	3,700	3,573,837
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950%		1/15/13			1,700	1,709,394	1,700	1,709,394
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.300%		1/15/38			1,200	1,268,532	1,200	1,268,532
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	1.678	%(c)	3/23/09			16,800	16,651,085	16,800	16,651,085
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		6/1/16	6,000	4,620,000			6,000	4,620,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%		2/15/11			153	128,520	153	128,520
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		3/15/12	1,650	1,526,250			1,650	1,526,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		6/15/15	7,000	5,740,000			7,000	5,740,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.200%		11/10/26			8,950	5,772,750	8,950	5,772,750
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.113	%(c)	7/18/11			6,900	5,191,671	6,900	5,191,671
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	1.825	%(c)	6/19/09			6,700	6,486,337	6,700	6,486,337
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.850%		9/15/35	2,500	2,487,375			2,500	2,487,375
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.250%		12/1/10			900	943,525	900	943,525
						14,373,625		41,725,651		56,099,276

Tobacco - 0.3%, 0.1%, 0.2%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.650%		5/16/18			4,200	4,163,599	4,200	4,163,599
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		6/1/16	4,000	3,331,252			4,000	3,331,252
						3,331,252		4,163,599		7,494,851

Utilities - 2.1%, 0.0%, 0.5%
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.625%		5/15/27	4,700	3,642,500			4,700	3,642,500
Illinois Power Co., Sr. Sec’d. Notes	Baa3	6.250%		4/1/18	14,300	12,771,316			14,300	12,771,316
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	8.875%		11/15/38	4,500	5,695,033			4,500	5,695,033
						22,108,849				22,108,849

TOTAL CORPORATE BONDS (cost $504,325,670, $1,466,938,322, $1,971,263,992)								433,411,546			1,246,569,675				$1,679,981,221

FOREIGN GOVERNMENT BONDS - 2.8%, 0.9%, 1.4%
Bundesrepublik Deutschland, Bonds (Germany)	Aaa	4.250%		7/4/39	EUR	10,000		15,787,045				EUR	10,000		15,787,045
France Government, Bonds (France)	Aaa	4.000%		4/25/55	EUR	1,400		2,096,896				EUR	1,400		2,096,896
Korea Development Bank, Notes (South Korea)	Aa3	4.348	%(c)	4/3/10					24,700		23,849,282	24,700			23,849,282
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	12.500%		1/5/22	BRL	18,300		8,121,998				BRL	18,300		8,121,998
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.250%		1/10/28					BRL	6,400	2,469,983	BRL	6,400		2,469,983
Republic of Brazil, Unsub. Notes (Brazil)	Ba1	8.000%		1/15/18					1,900		2,128,000	BRL	1,900		2,128,000
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	Baa1	5.875%		5/30/22					800		672,000	800			672,000
United Kingdom Gilt, Bonds (United Kingdom)	AAA(d)	4.500%		12/7/42	GBP	2,200		3,598,608				GBP	2,200		3,598,608
TOTAL FOREIGN GOVERNMENT BONDS (cost $28,098,170, $30,829,539, $58,927,709)								29,604,547			29,119,265				58,723,812

MUNICIPAL BONDS - 6.8%, 4.1%, 4.8%

Arizona - 0.1%, 0.0%, 0.0%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	Aa1	4.750%		1/1/32	1,000		(f)	936,210				1,000		(f)	936,210
Salt River Project agricultural Improvement & Power District, Series B, Revenue Bonds (original cost $516,495, $0, $516,495; purchased 4/29/05)(g)(l)	AA(d)	7.720	%(c)	1/1/32	500			436,210				500			436,210
								1,372,420							1,372,420

California - 0.1%, 0.9%, 0.7%
State of California, General Obligation Bonds	A1	4.500%		8/1/28	100			80,967				100			80,967
University of California, Revenue Bonds	Aa2	5.000%		5/15/37	500			456,255				500			456,255
Golden State Tobacco Securitization Corp., Revenue Bond	Baa3	Zero		6/1/37					22,700		8,014,689	22,700			8,014,689
State of California, General Obligation Bond	A1	5.000%		12/1/37					24,000		20,411,280	24,000			20,411,280
								537,222			28,425,969				28,963,191

Florida - 0.0%, 0.4%, 0.3%
State of Florida, General Obligation Bond	Aa1	5.250%		7/1/37					13,600		13,189,552	13,600			13,189,552

Georgia - 0.1%, 0.0%, 0.0%
Georgia State Road & Tollway Authority, Revenue Bonds	Aaa	5.000%		3/1/21	700			710,388				700			710,388

Hawaii - 0.3%, 0.0%, 0.1%
Honolulu Hawaii City & County, Series A, General Obligation Bonds General Obligation Bonds		5.000%		7/1/23	3,075		(f)	3,100,738				3,075		(f)	3,100,738

Illinois - 3.0%, 1.0%, 1.5%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.300%		12/1/21					500		497,765	500			497,765
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.899%		12/1/40	16,600			16,382,540	11,800		11,645,420	28,400			28,027,960
Chicago Park District Il, General Obligation Bond	Aa3	5.000%		1/1/18					5,000		5,372,100	5,000			5,372,100
Illinois Finance Authority, Revenue Bonds	Aa1	5.750%		7/1/33	4,900			4,989,572				4,900			4,989,572
Illinois State, General Obligation Bond	Aa3	5.000%		11/1/22	300			302,106				300			302,106
Illinois State, General Obligation Bond	Aa3	5.000%		4/1/30					12,600		12,151,566	12,600			12,151,566
Illinois State, General Obligation, Unlimited Notes	MIG2	4.500%		6/24/09	8,500			8,574,035				8,500			8,574,035
Regional Transportation Authority, Series A, Revenue Bonds	Aa2	5.000%		7/1/25	1,600			1,597,328				1,600			1,597,328
State of Illinois, General Obligation Bond	Aa3	4.950%		6/1/23					570		528,783	570			528,783
								31,845,581			30,195,634				62,041,215

Massachusetts - 1.9%, 0.1%, 0.6%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	5.500%		7/1/36	5,100			5,279,010				5,100			5,279,010
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.000%		7/1/36	5,100			5,469,546				5,100			5,469,546
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.500%		11/15/36	6,500			6,734,715				6,500			6,734,715
Massachusetts State, General Obligation Bond	Aa2	5.500%		10/1/17					3,700		4,278,162	3,700			4,278,162
Massachusetts Water resources Authority, Series J, Revenue Bonds	Aa2	5.000%		8/1/32	2,500		(f)	2,367,400				2,500		(f)	2,367,400
								19,850,671			4,278,162				24,128,833

Nevada - 0.0%, 0.2%, 0.2%
County of Clark NV, General Obligation Bond	Aa1	5.000%		6/1/26				6,300	6,003,837	6,300		6,003,837
Truckee Meadows Water Authority, Revenue Bond, Series A	A1	5.000%		7/1/36				195	170,311	195		170,311
									6,174,148			6,174,148

New Jersey 0.0%, 0.1%, 0.1%
City of Trenton, General Obligation Bond (FSA Insured)	Aa3	4.800%		4/1/14				990	972,150	990		972,150
Jersey City Municipal Utilities Authority, Revenue Bond, Series A (MBIA Insured)	Baa1	4.810%		5/15/14				1,000	887,040	1,000		887,040
									1,859,190			1,859,190

New York - 0.9%, 0.7%, 0.7%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa3	5.750%		6/15/40	300		302,160			300		302,160
New York State Environmental Facilities Corp., Revenue Bonds	Aa1	5.000%		6/15/33				16,000	15,095,040	16,000		15,095,040
New York State Housing Finance Agency, Revenue Bonds	AAA(d)	5.000%		3/15/32				5,300	5,054,663	5,300		5,054,663
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.750%		7/15/33	10,000		8,934,500			10,000		8,934,500
							9,236,660		20,149,703			29,386,363

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bond, Series B (AMBAC Insured)	A3	3.350%		6/15/10				1,020	1,002,793	1,020		1,002,793

Rhode Island - 0.1%, 0.0%, 0.0%
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		6/1/32	1,205		851,140			1,205		851,140
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.250%		6/1/42	400		250,132			400		250,132
							1,101,272					1,101,272

Texas - 0.0%, 0.4%, 0.3%
Houston Texas, General Obligation Bond	Aa3	5.000%		3/1/20				12,440	13,102,927	12,440		13,102,927

Washington - 0.3%, 0.0%, 0.1%
Pierce County School District No. 3, General Obligations Bond General Obligations Bonds		5.000%		12/1/23	3,000	(f)	3,022,800			3,000	(f)	3,022,800

Wisconsin - 0.0%, 0.3%, 0.2%
Badger Tobacco Asset Securitization Corp., Revenue Bond	Baa3	6.000%		6/1/17				10,100	9,314,119	10,100		9,314,119
Wisconsin State General, Revenue Bond	Aa3	5.700%		5/1/26				510	463,978	510		463,978
									9,778,097			9,778,097

TOTAL MUNICPAL BONDS (cost $ 70,484,893, $135,852,432, $206,337,325)							70,777,752		128,156,175			198,933,927

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 73.1%, 92.0%, 87.3%
Federal Home Loan Mortgage Corp.		5.000%		TBA	$47,100		48,130,312	$128,000	130,800,000	$175,100		178,930,312
Federal Home Loan Mortgage Corp.		5.500%		TBA	34,000		34,796,892	247,500	253,300,905	281,500		288,097,797
Federal Home Loan Mortgage Corp.		6.000%		TBA				156,000	160,680,000	156,000		160,680,000
Federal Home Loan Mortgage Corp.		4.895	%(c)	11/1/35				2,163	2,186,064	2,163		2,186,064
Federal Home Loan Mortgage Corp.		5.500%		2/1/38	1,840		1,885,465			1,840		1,885,465
Federal Home Loan Mortgage Corp.		5.500%		12/1/34				2,346	2,407,807	2,346		2,407,807
Federal Home Loan Mortgage Corp.		5.000%		10/1/18-1/1/37				4,090	4,216,075	4,090		4,216,075
Federal Home Loan Mortgage Corp.		6.000%		2/1/16-8/1/38				4,320	4,467,185	4,320		4,467,185
Federal Home Loan Mortgage Corp.		4.000%		9/1/18	556		570,577			556		570,577
Federal National Mortgage Assoc.		4.000%		TBA	25,000		25,257,800			25,000		25,257,800
Federal National Mortgage Assoc.		4.500%		TBA				7,000	7,153,125	7,000		7,153,125
Federal National Mortgage Assoc.		5.000%		TBA				14,500	14,880,625	14,500		14,880,625
Federal National Mortgage Assoc.		5.000%		TBA	97,100		99,133,080	463,000	472,694,294	560,100		571,827,374
Federal National Mortgage Assoc.		5.500%		TBA				18,000	18,534,384	18,000		18,534,384
Federal National Mortgage Assoc.		5.500%		TBA	43,500		44,587,500	1,180,760	1,210,279,000	1,224,260		1,254,866,500
Federal National Mortgage Assoc.		6.000%		TBA				61,000	62,791,875	61,000		62,791,875
Federal National Mortgage Assoc.		6.500%		TBA				4,500	4,672,971	4,500		4,672,971
Federal National Mortgage Assoc.		4.552	%(c)	1/1/28				106	105,598	106		105,598
Federal National Mortgage Assoc.		4.325	%(c)	1/1/24				1	1,366	1		1,366

Federal National Mortgage Assoc.		4.217	%(c)	8/1/29			133	132,750	133	132,750
Federal National Mortgage Assoc.		4.343	%(c)	5/1/36			8,051	8,037,853	8,051	8,037,853
Federal National Mortgage Assoc.		4.452	%(c)	11/1/35			2,565	2,561,225	2,565	2,561,225
Federal National Mortgage Assoc.		5.131	%(c)	12/1/36	1,589	1,588,483			1,589	1,588,483
Federal National Mortgage Assoc.		4.420	%(c)	5/1/36	69	68,675			69	68,675
Federal National Mortgage Assoc.		5.000%		12/1/18-11/1/33	93,662	95,878,795			93,662	95,878,795
Federal National Mortgage Assoc.		3.678	%(c)	6/1/43			3,147	3,105,696	3,147	3,105,696
Federal National Mortgage Assoc.		4.500%		9/1/33			183	185,357	183	185,357
Federal National Mortgage Assoc.		5.000%		03/1/14-3/1/36			109,630	112,547,990	109,630	112,547,990
Federal National Mortgage Assoc.		4.000%		7/1/18-3/1/20	53,733	54,689,447			53,733	54,689,447
Federal National Mortgage Assoc. (k)		5.500%		9/1/35	6,792	6,970,194			6,792	6,970,194
Federal National Mortgage Assoc.		4.801	%(c)	8/1/35			4,608	4,664,168	4,608	4,664,168
Federal National Mortgage Assoc.		6.000%		4/1/16-8/1/35	2,254	2,334,642			2,254	2,334,642
Federal National Mortgage Assoc.		4.500%		2/1/23-8/1/35	70,734	72,168,017			70,734	72,168,017
Federal National Mortgage Assoc. (k)		4.500%		8/1/35	2,437	2,473,298			2,437	2,473,298
Federal National Mortgage Assoc.		4.987%		6/1/35	1,157	1,169,544			1,157	1,169,544
Federal National Mortgage Assoc.		5.408	%(c)	1/1/36			2,050	2,130,736	2,050	2,130,736
Federal National Mortgage Assoc.		6.500%		9/1/16-11/1/36			1,975	2,053,007	1,975	2,053,007
Federal National Mortgage Assoc.		6.000%		5/1/11-10/1/37			129,938	134,032,017	129,938	134,032,017
Federal National Mortgage Assoc.		5.500%		8/1/16-8/1/37	140,253	144,049,277	217,420	223,358,408	357,673	367,407,685
Government National Mortgage Assoc.		5.000%		TBA	6,000	6,150,000			6,000	6,150,000
Government National Mortgage Assoc.		5.000%		TBA	37,000	37,751,544			37,000	37,751,544
Government National Mortgage Assoc.		5.500%		TBA	13,300	13,694,850			13,300	13,694,850
Government National Mortgage Assoc.		6.000%		TBA	4,000	4,126,248	3,500	3,610,467	7,500	7,736,715
Government National Mortgage Assoc.		6.500%		TBA	14,000	14,555,632			14,000	14,555,632
Government National Mortgage Assoc.		5.375	%(c)	4/20/25-5/20/25	39	39,384			39	39,384
Government National Mortgage Assoc.		7.000%		2/15/24			9	9,175	9	9,175
Government National Mortgage Assoc.		9.000%		7/15/30-8/15/30	2	2,449			2	2,449
Government National Mortgage Assoc.		4.625	%(c)	8/20/24-8/20/27	134	132,735			134	132,735
Government National Mortgage Assoc.		5.125	%(c)	10/20/23-11/20/29			1,738	1,711,055	1,738	1,711,055
Government National Mortgage Assoc.		5.125	%(c)	3/20/17-5/20/03			1,633	1,620,358	1,633	1,620,358
Government National Mortgage Assoc.		4.625	%(c)	8/20/03-7/20/30			1,088	1,067,536	1,088	1,067,536
Government National Mortgage Assoc.		4.750	%(c)	1/20/32-2/20/32			1,889	1,856,801	1,889	1,856,801
Government National Mortgage Assoc.		4.500%		9/15/33	34	34,919			34	34,919
Government National Mortgage Assoc.		6.000%		10/15/31-5/15/37			8,160	8,433,216	8,160	8,433,216
Government National Mortgage Assoc.		6.000%		6/15/37-10/15/38	7,577	7,830,746			7,577	7,830,746
Government National Mortgage Assoc.		6.500%		12/15/33-10/15/38	38,838	40,456,366			38,838	40,456,366
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $738,661,155, $2,825,824,183, $3,564,485,338)						760,526,871		2,860,289,089		3,620,815,960

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%, 1.3%, 1.7%
Federal Home Loan Mortgage Corp., Notes	Aaa	4.875%		6/13/18	26,300	30,226,327			26,300	30,226,327
Small Business Administration		4.875%		9/10/13			8,042	8,125,866	8,042	8,125,866
Small Business Administration		5.130%		9/1/23			1,045	1,062,224	1,045	1,062,224
Small Business Administration		5.520%		6/1/24			7,237	7,544,839	7,237	7,544,839
Small Business Administration		6.344%		8/1/11			1,413	1,455,897	1,413	1,455,897
Small Business Administration		7.449%		8/1/10			180	183,479	180	183,479
Small Business Administration Participation Certificates		5.510%		11/1/27			21,167	21,854,010	21,167	21,854,010
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,255,032, $39,083,331, $67,338,363)						30,226,327		40,226,315		70,452,642

U.S. TREASURY OBLIGATIONS - 36.3%, 5.6%, 13.3%
U.S. Treasury Bonds		8.750%		8/15/20	13,500	21,074,769			13,500	21,074,769
U.S. Treasury Bonds		6.750%		8/15/26	17,900	26,998,230			17,900	26,998,230
U.S. Treasury Bonds		5.375%		2/15/31	125,800	172,856,999			125,800	172,856,999
U.S. Treasury Inflationary Indexed Bonds, TIPS		3.625%		4/15/28	4,800	7,657,018			4,800	7,657,018
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.375%		1/15/25	14,697	16,595,879			14,697	16,595,879
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.375%		01/15/17-1/15/27			56,500	60,640,138	56,500	60,640,138
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.750%		1/15/28	1,100	1,050,627	13,500	12,894,060	14,600	13,944,687
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.000%		4/15/12/7/15/14			47,500	51,034,265	47,500	51,034,265
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.875%		7/15/13-7/15/15			25,600	27,877,387	25,600	27,877,387
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.625%		7/15/17			5,000	5,354,146	5,000	5,354,146
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.625%		1/15/18			15,000	14,718,045	15,000	14,718,045
U.S. Treasury Notes		4.750%		5/15/14	400	470,719			400	470,719
U.S. Treasury Notes		3.125%		4/30/13	28,400	30,740,785			28,400	30,740,785
U.S. Treasury Notes		4.000%		8/15/18	4,500	5,196,447			4,500	5,196,447

U.S. Treasury Strips		7.875%	2/15/21	17,100	11,389,045			17,100	11,389,045
U.S. Treasury Strips		8.125%	5/15/21	21,700	14,339,099			21,700	14,339,099
U.S. Treasury Strips		8.125%	8/15/21	18,900	12,328,035			18,900	12,328,035
U.S. Treasury Strips		8.000%	11/15/21	6,700	4,335,624			6,700	4,335,624
U.S. Treasury Strips		7.250%	2/15/22	23,000	14,800,155			23,000	14,800,155
U.S. Treasury Strips		7.250%	8/15/22	37,500	23,868,975			37,500	23,868,975
U.S. Treasury Strips		6.000%	2/15/26	13,700	8,104,057			13,700	8,104,057
U.S. Treasury Strips		6.750%	8/15/26	10,900	6,362,886			10,900	6,362,886
TOTAL U.S. TREASURY OBLIGATIONS (cost $333,290,454, $164,298,641, $497,589,095)					378,169,349		172,518,041		550,687,390

				Shares		Shares		Shares
PREFERRED STOCKS - 0.3%, 0.2%, 0.2%

Business Services - 0.3%, 0.0%, 0.1%
Bank of America Corp., 7.25%, CVT				4,200	2,730,000			4,200	2,730,000

Financial - Bank & Trust - 0.0%, 0.1%, 0.0%
Bank of America Corp., 7.25%, CVT						3,000	1,950,000	3,000	1,950,000

Insurance 0.0%, 0.1%, 0.1%
American International Group, Inc., 8.50%, CVT						422,000	3,587,000	422,000	3,587,000

TOTAL PREFERRED STOCKS (cost $4,200,000, $34,650,000, $38,850,000)					2,730,000		5,537,000		8,267,000

TOTAL LONG TERM INVESTMENTS (cost $1,862,496,305, 5,671,114,610, $7,533,610,915)					1,813,893,836		5,308,583,909		7,122,477,745

SHORT-TERM INVESTMENTS - 16.2%, 12.8%, 13.6%

				Principal Amount (000) #		Principal Amount (000) #		Principal Amount (000) #
COMMERCIAL PAPER (n) - 0.0%, 0.3%, 0.3%
Morgan Stanley	A1(d)	3.800%	1/26/09			$10,450	10,410,294	$10,450	10,410,294

REPURCHASE AGREEMENTS(m) - 12.8%, 8.2%, 9.2%
Credit Suisse Securities, 0.15%, dated 12/30/08, due 1/5/09 in the amount of $40,000,833 (cost $40,000,000; the value of collateral plus accrued interest was $41,539,371)						40,000	40,000,000	40,000	40,000,000
Goldman Sachs & Co. (The), 0.00%, dated 12/29/08, due 1/5/09 in the amount of $83,529,411 (cost $83,529,411; the value of collateral plus accrued interest was $83,803,125) (p)				$83,529	83,529,411			83,529	83,529,411
JPMorgan Chase Bank, 0.00%, dated 12/08/08, due 1/12/09 in the amount of $5,006,250 (cost $5,006,250; the value of collateral plus accrued interest was $5,274,141) (s)				5,006	5,006,250			5,006	5,006,250
JPMorgan Chase Bank, 0.00%, dated 12/09/08, due 1/14/09 in the amount of $30,814,000 (cost $30,814,000; the value of collateral plus accrued interest was $30,879,239) (p)				30,814	30,814,000			30,814	30,814,000
JPMorgan Chase Bank, 0.00%, dated 12/09/08, due 1/14/09 in the amount of $469,000 (cost $469,000; the value of collateral plus accrued interest was $473,164) (s)				469	469,000			469	469,000
JPMorgan Chase Bank, 0.01%, dated 12/05/08, due 1/9/09 in the amount of $13,222,618 (cost $13,222,500; the value of collateral plus accrued interest was $13,490,095)				13,223	13,222,500			13,223	13,222,500
JPMorgan Chase Bank, 0.02%, dated 12/31/08, due 1/2/09 in the amount of $114,900,128 (cost $114,900,000; the value of collateral plus accrued interest was $115,025,688)						114,900	114,900,000	114,900	114,900,000
JPMorgan Chase Bank, 0.08%, dated 12/30/08, due 1/6/09 in the amount of $100,001,556 (cost $100,000,000; the value of collateral plus accrued interest was $101,074,898)						100,000	100,000,000	100,000	100,000,000
TOTAL REPURCHASE AGREEMENTS (cost $133,041,161, $254,900,000, $387,941,161)					133,041,161		254,900,000		387,941,161

U.S TREASURY OBLIGATIONS (n) - 1.9%, 2.0%, 2.0%
U.S. Cash Management Bill	0.980%	5/15/09	460	459,849	460	459,849
U.S. Cash Management Bill	0.220%	4/29/09	3,190	3,189,295	3,190	3,189,295
U.S. Treasury Bills	0.279%	1/2/09	16,230	16,229,991	16,230	16,229,991
U.S. Treasury Bills	0.745%	1/15/09	2,130	2,129,992	2,130	2,129,992
U.S. Treasury Bills	0.745%	1/15/09	2,040	2,039,992	2,040	2,039,992
U.S. Treasury Bills	0.889%	1/15/09	660	659,995	660	659,995
U.S. Treasury Bills	1.743%	1/15/09	2,600	2,599,990	2,600	2,599,990
U.S. Treasury Bills	0.117%	1/22/09	2,210	2,209,961	2,210	2,209,961
U.S. Treasury Bills	0.019%	1/22/09	4,500	4,500,000	4,500	4,500,000
U.S. Treasury Bills	0.020%	1/22/09	4,340	4,340,000	4,340	4,340,000
U.S. Treasury Bills	0.117%	1/22/09	4,500	4,499,921	4,500	4,499,921
U.S. Treasury Bills	0.239%	1/29/09	14,580	14,580,000	14,580	14,580,000
U.S. Treasury Bills	0.149%	2/12/09	270	269,992	270	269,992
U.S. Treasury Bills	0.180%	2/12/09	490	489,986	490	489,986
U.S. Treasury Bills	0.153%	2/19/09	1,020	1,019,987	1,020	1,019,987
U.S. Treasury Bills	0.156%	2/19/09	570	569,993	570	569,993
U.S. Treasury Bills	0.119%	2/26/09	1,840	1,839,932	1,840	1,839,932
U.S. Treasury Bills	0.052%	3/5/09	870	869,855	870	869,855
U.S. Treasury Bills	0.054%	3/5/09	400	399,933	400	399,933
U.S. Treasury Bills	0.059%	3/5/09	3,010	3,009,497	3,010	3,009,497
U.S. Treasury Bills	0.003%	3/12/09	530	529,969	530	529,969
U.S. Treasury Bills	0.006%	3/12/09	320	319,975	320	319,975
U.S. Treasury Bills	0.009%	3/19/09	440	439,956	440	439,956
U.S. Treasury Bills	0.009%	3/19/09	630	629,938	630	629,938
U.S. Treasury Bills	0.012%	3/19/09	2,980	2,979,705	2,980	2,979,705
U.S. Treasury Bills	0.040%	3/26/09	4,680	4,679,579	4,680	4,679,579
U.S. Treasury Bills	0.226%	6/11/09	2,060	2,058,883	2,060	2,058,883
U.S. Treasury Bills	0.800%	3/5/09	3,330	3,329,444	3,330	3,329,444
U.S. Treasury Bills	0.800%	6/4/09	1,650	1,649,271	1,650	1,649,271
U.S. Treasury Bills	0.800%	6/4/09	450	449,801	450	449,801
TOTAL U.S. TREASURY OBLIGATIONS (cost $20,107,861, $62,865,000, $82,972,861)	20,107,701	62,866,981	82,974,682

Contracts / Notional	Contracts / Notional	Contracts / Notional
Amounts	Amounts	Amounts
(000) #	(000) #	(000) #
OPTIONS PURCHASED* - 0.2%, 1.0%, 0.8%
Call Options - 0.1%, 1.0%, 0.8%

2 Year Euro-Schatz Futures, expiring 1/23/09, Strike Price $116.00	EUR	65,100	4,525	EUR	65,100	4,525
2 Year U.S. Treasury Note Futures, expiring 1/23/09, Strike Price $111.00	23,400	1,828	23,400	1,828

5 Year Euro-Bobl Futures, expiring 2/20/09, Strike Price $135.00	EUR	58,200	4,045	EUR	58,200	4,045
5 Year U.S. Treasury Note Futures, expiring 2/20/09, Strike Price $126.00	314,400	24,563	314,400	24,563

10 Year Euro-Bund Futures, expiring 2/20/09, Strike Price $145.00	EUR	20,800	2,891	EUR	20,800	2,891

Currency Option, on EUR vs USD, expiring 5/19/10 @ FX Rate 1.37	EUR	8,400	1,123,596	EUR	8,400	1,123,596
GNMA, expiring 1/14/09, Strike Price $111.00	40,700	—	40,700	—
Interest Rate Swap Options, expiring 7/2/09 @3.60%	52,900	1,942,746	52,900	1,942,746
Interest Rate Swap Options, expiring 2/2/09 @3.15%	114,300	3,580,521	114,300	3,580,521
Interest Rate Swap Options, expiring 2/2/09 @ 3.50%	351,500	13,426,537	351,500	13,426,537
Interest Rate Swap Options, expiring 8/3/09 @ 3.45%	27,800	922,211	27,800	922,211
Interest Rate Swap Options, expiring 8/3/09 @ 3.45%	169,500	5,622,830	169,500	5,622,830
Interest Rate Swap Options, expiring 8/3/09 @ 3.45%	25,400	842,595	25,400	842,595
Interest Rate Swap Options, expiring 8/3/09 @ 3.85%	92,300	3,755,609	92,300	3,755,609

U.S. Treasury Bond Futures, expiring 1/23/09, Strike Price $173.00	20,500	3,203	20,500	3,203

U.S. Treasury Bond Futures, expiring 2/20/09, Strike Price $173.00	52,500	8,203	52,500	8,203

U.S. Treasury Note Futures, expiring 3/13/09, Strike Price 113.00	39,400	8,668	39,400	8,668

U.S. Treasury Note Futures, expiring 3/13/09, Strike Price 112.00	37,600	3,760	37,600	3,760

U.S. Treasury Note Futures, expiring 4/17/09, Strike Price 119.00	28,400		1,988			28,400		1,988

U.S. Treasury Note Futures, expiring 1/23/09, Strike Price $142.00	30,500		4,766			30,500		4,766
			1,192,036		30,093,049			31,285,085

Put Options - 0.1%, 0.0%, 0.0%
10 Year U.S. Treasury Bond Futures, expiring 2/20/09, Strike Price $88.00				50,000	7,813	50,000		7,813

2 Year U.S. Treasury Note Futures, expiring 2/20/09, Strike Price $84.00	22,000		1,719			22,000		1,719

5 Year U.S. Treasury Note Futures, expiring 2/20/09, Strike Price $85.00	29,900		2,336			29,900		2,336

Currency Option, on EUR vs USD, expiring 5/19/10 @ FX Rate 1.37	8,400		947,820			8,400		947,820
FNMA Gold, expiring 1/6/09, Strike Price $73.00	EUR	8,000	—			EUR	8,000	—
FNMA Gold, expiring 2/5/09, Strike Price $50.00	15,000		—			15,000		—
FNMA Gold, expiring 2/5/09, Strike Price $71.25	12,000		—			12,000		—
FNMA Gold, expiring 2/5/09, Strike Price $45.00	20,000		—			20,000		—
FNMA,				245,500	—	245,500		—
FNMA, expiring 1/6/09, Strike Price $58.00	32,000		—			32,000		—
FNMA Gold, expiring 2/5/09, Strike Price $55.00	7,500		—			7,500		—
FNMA Gold, expiring 2/5/09, Strike Price $47.00	23,000		—			23,000		—
FNMA Gold, expiring 1/6/09, Strike Price $43.00	129,000		—			129,000		—
FNMA, expiring 1/13/09, Strike Price $50.00	15,000		—			15,000		—
FNMA, expiring 1/6/09, Strike Price $55.00				400,000	1	400,000		1
FNMA, expiring 2/5/09, Strike Price $65.03				400,000	—	400,000		—
FNMA, expiring 2/5/09, Strike Price $75.50	27,000		—			27,000		—
FNMA, expiring 1/6/09, Strike Price $56.25	20,000		—			20,000		—
FNMA, expiring 2/5/09, Strike Price $52.00	5,800		—			5,800		—
FNMA, expiring 2/5/09, Strike Price $64.00				6,000	—	6,000		—
GNMA, expiring 1/14/09, Strike Price $55.00	85,000		—			85,000		—
GNMA, expiring 1/14/09, Strike Price $60.00				2,000	—	2,000		—
GNMA, expiring 1/14/09, Strike Price $55.00	148,000		—			148,000		—
GNMA, expiring 1/14/09, Strike Price $45.00	37,000		—			37,000		—
GNMA, expiring 1/14/09, Strike Price $60.00	39,000		—			39,000		—
GNMA, expiring 2/12/09, Strike Price $74.25	17,000		—			17,000		—
GNMA, expiring 2/12/09, Strike Price $50.00	7,000		—			7,000		—
Interest Rate Swap Option, expiring 12/15/09 @ 3.65%	700		14,388			700		14,388

U.S. Treasury Bond Futures, expiring 2/20/09, Strike Price $66.00	50,000		7,813			50,000		7,813

U.S. Treasury Bond Futures, expiring 2/20/09, Strike Price $70.00	117,500		18,359			117,500		18,359
U.S. Treasury Inflationary, expiring 4/17/09, Strike Price $80.00	6,500		130			6,500		130
U.S. Treasury Inflationary, expiring 1/5/09, Strike Price $65.00	15,900		—			15,900		—
U.S. Treasury Inflationary, expiring 1/5/09, Strike Price $65.00	4,800		—			4,800		—

U.S. Treasury Note Futures, expiring 3/13/09, Strike Price $90.00	7,000		—			7,000		—
			992,565		7,814			1,000,379

TOTAL OPTIONS PURCHASED (cost $1,359,726, $8,967,823, $10,327,549)			2,184,601		30,100,863			32,285,464

	Shares			Shares		Shares
AFFILIATED MONEY MARKET MUTUAL FUND - 1.3%, 1.3%, 1.3%
Dryden Core Investment Fund - Taxable Money Market Series (cost $13,192,057, $40,079,293, $53,271,350) (w)	13,192,057		13,192,057	40,079,293	40,079,293	53,271,350		53,271,350

TOTAL SHORT-TERM INVESTMENTS (cost $167,700,805, $377,234,540, $544,935,345)			168,525,520		398,357,431			566,882,951

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT - 190.4%, 183.6%, 185.3% (cost $2,030,197,110, $6,048,349,150, $8,078,546,260)			$1,982,419,356		$5,706,941,340			$7,689,360,696

			Contracts/		Contracts/		Contracts/
			Notional		Notional		Notional
			Amounts		Amounts		Amounts
			(000) #		(000) #		(000) #
OPTIONS WRITTEN* - (0.0%, 0.7%, 0.6%)
Call Options - (0.0%, 0.7%, 0.6%)
Interest Rate Swap Options, expiring 2/2/09 @ 4.60%					38,100	(4,606,243)	38,100	(4,606,243)
Interest Rate Swap Options, expiring 2/2/09 @ 4.30%					3,400	(342,098)	3,400	(342,098)
Interest Rate Swap Options, expiring 2/2/09 @ 4.60%					17,600	(2,525,999)	17,600	(2,525,999)
Interest Rate Swap Options, expiring 7/2/09 @ 4.20%					23,000	(2,077,457)	23,000	(2,077,457)
Interest Rate Swap Options, expiring 8/3/09 @ 4.15%					12,100	(1,054,723)	12,100	(1,054,723)
Interest Rate Swap Options, expiring 8/3/09 @ 4.40%					56,500	(6,993,291)	56,500	(6,993,291)
Interest Rate Swap Options, expiring 8/3/09 @ 4.40%					8,500	(1,052,088)	8,500	(1,052,088)
Interest Rate Swap Options, expiring 8/3/09 @ 4.55%					30,800	(4,091,578)	30,800	(4,091,578)
						(22,743,477)		(22,743,477)

Put Options
Interest Rate Swap Option, expring 12/15/09 @ 2.95%			2,800	(7,911)			2,800	(7,911)
Interest Rate Swap Option, expring 12/15/09 @ 2.95%			300	(847)			300	(847)

5 Year U.S. Treasury Note Futures, expiring 2/20/09, Strike Price $98.50					22,700	(193,305)	22,700	(193,305)

90 Day Euro Dollar Futures, expiring 3/16/09, Strike Price $98.00					204,000	(11,475)	204,000	(11,475)

90 Day Euro Dollar Futures, expiring 3/16/09, Strike Price $98.25					137,000	(11,988)	137,000	(11,988)

90 Day Euro Dollar Futures, expiring 3/16/09, Strike Price $98.25					364,000	(52,325)	364,000	(52,325)
Interest Rate Swap Options, expiring 5/22/09 @ 2.75%					22,500	(242,310)	22,500	(242,310)
Interest Rate Swap Options, expiring 5/22/09 @ 2.75%					12,000	(129,232)	12,000	(129,232)
Interest Rate Swap Options, expiring 5/22/09 @ 2.75%					7,500	(80,770)	7,500	(80,770)
				(8,758)		(721,405)		(730,163)
TOTAL OPTIONS WRITTEN (premium received $19,400, $6,297,693, $6,317,093)				(8,758)		(23,464,882)		(23,473,640)

			Principal		Principal		Principal
	Interest	Maturity	Amount		Amount		Amount
	Rate	Date	(000)#		(000)#		(000)#

SECURITIES SOLD SHORT - (29.9%, 0.0%, 7.5%)
Federal National Mortgage Association - (4.0%, 0.0%, 1.0%)
Federal National Mortgage Assoc.	4.500%	TBA	$11,000	(11,147,818)			$11,000	(11,147,818)
Federal National Mortgage Assoc.	4.500%	TBA	15,000	(15,135,930)			15,000	(15,135,930)
Federal National Mortgage Assoc.	5.500%	TBA	14,200	(14,621,570)			14,200	(14,621,570)
Federal National Mortgage Assoc.	6.000%	TBA	900	(926,437)			900	(926,437)
				(41,831,755)				(41,831,755)

U.S. Treasury Obligations - (25.9%, 0.0%, 6.5%)
U.S. Treasury Bonds	6.750%	8/15/26	17,900	(26,998,230)			17,900	(26,998,230)
U.S. Treasury Bonds	8.750%	8/15/20	13,500	(21,074,769)			13,500	(21,074,769)
U.S. Treasury Notes	3.125%	4/30/13	28,400	(30,740,785)			28,400	(30,740,785)
U.S. Treasury Notes	4.000%	8/15/18	4,500	(5,196,447)			4,500	(5,196,447)
U.S. Treasury Notes	4.750%	5/15/14	400	(470,718)			400	(470,718)
U.S. Treasury Notes	4.875%	7/31/11	12,000	(13,244,064)			12,000	(13,244,064)
U.S. Treasury Notes	5.375%	2/15/31	125,400	(172,307,375)			125,400	(172,307,375)
				(270,032,388)				(270,032,388)

TOTAL SECURITIES SOLD SHORT (proceeds received $313,159,343, $0, $313,159,343)				(311,864,143)		—		(311,864,143)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT - 160.5%, 182.9%, 177.2% (cost $1,717,018,367, 6,042,051,457, $7,759,069,824)				1,670,546,455		5,683,476,458		7,354,022,913

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(x) - (60.5%, 82.9%, 77.2%)				(629,465,337)		(2,575,316,190)		(3,204,781,527)

NET ASSETS - 100.0%, 100.0%, 100.0%				$1,041,081,118		$3,108,160,268		$4,149,241,386

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuan to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutioanl buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	Americam Municipal Bond Assurance Corporation
CVT	Convertible Security
FDIC	Federal Deposit insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Assoc.
MBIA	Municipal Bond Investors Assurance Company
MTN	Medium Term Note
NR	Not Rated
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	Brithish Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KWD	Kuwaiti Dinar
JPY	Japanese Yn
MXN	Mexican Peso
PHP	Phillipine Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SAR	Saudi Arab Riyal
SGD	Singapore Dollar
USD	United States Dollar

#	Principal amount is shown in U.S. dollar unless otherwise stated.
*	Non-Income producing security.
†	The rating reflected is as of December 31, 2008. Rating of certain bonds may have changed subsequent to that date
(c)	Indicated a variable rate security.
(d)	Standard & Poor’s rating.
(f)

Represents all or partial amount utilized in the Municipal Tender Option Bond transaction in SP Portfolio PIMCO Total Return Bond. The aggregate principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $4,787,500 and $4,787,500, respectively.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Indicates security that has been deemed illliquid.
(k)	Securities segregated as collateral for futures contracts.
(l)

Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $170,449,479, $351,725,066 and $522,174,545, respectively. The aggregate value of $125,448,636, $268,553,306, and $394,001,942 is approximately 12.0%, 8.6%, 9.5% of net assets, respectively.

(m)	Repurchase agreements are collaterized by United States Treasuries or federal agency obligations.
(n)	Rates shown are effective yields at purchase date.
(o)

As of December 31, 2008, AST PIMCO Total Return Bond Portfolio had 8 securities representing $303,324 and 0.01% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Security seggregated as collateral to cover short contracts.
(r)	Less than $1,000 par.
(s)	Security segregated as collateral to cover sell trades.
(w)	Prudential Investments LLC, the manager of the portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)

Other liabilities in excess of other asets includes unrealized appreciation (depreciation) on futures contracts, forward foregn currency exchange contracts, interest rate and credit default swaps and reverse repurchase agreements as follows:

Future contracts open at December 31, 2008

Fund	Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2008	Unrealized Appreciation (Depreciation)

SP Portfolio	Long Positions:
	327	90 Day Euro Dollar	Mar. 2009	$80,159,963	$80,883,450	$723,487
	395	90 Day Euro Dollar	Jun. 2009	98,745,063	97,634,125	(1,110,938)
	104	90 Day Euro Dollar	Sep. 2009	25,145,900	25,673,700	527,800
	1,209	90 Day Euro Dollar	Mar. 2010	290,740,987	297,625,575	6,884,588
	292	90 Day Euro EURIBOR	Mar. 2009	96,516,787	99,210,592	2,693,805
	356	90 Day Euro EURIBOR	Jun. 2009	117,991,482	121,270,851	3,279,369
	116	90 Day Euro EURIBOR	Dec. 2009	38,473,172	39,406,380	933,208
	12	90 Day Sterling	Mar. 2009	2,098,672	2,118,564	19,892
	375	90 Day Sterling	Sept. 2009	63,746,461	66,218,612	2,472,151
	81	90 Day Sterling	Dec. 2009	13,790,077	14,249,358	459,281
	160	90 Day Sterling	Jun. 2010	27,248,303	27,962,848	714,545
	221	5 Year U.S. Treasury Notes	Mar. 2009	26,179,867	26,311,086	131,219
						$17,728,407

	Short Positions:
	559	5 Year Euro-Bobl	Mar. 2009	89,574,238	90,299,402	(725,164)
						$17,003,243 (1)

(1) Cash of $4,316,900 and securties with a market value of $9,443,492 have been segregated with the broker to cover requirements for open futures contracts at December 31, 2008

AST Portfolio	Long Positions:
	3,087	90 Day Euro Dollar	Mar. 2009	748,631,075	$763,569,450	$14,938,375
	3,158	90 Day Euro Dollar	Jun. 2009	764,202,925	780,578,650	16,375,725
	2,963	90 Day Euro Dollar	Sep. 2009	714,744,188	731,453,588	16,709,400
	1,338	90 Day Euro Dollar	Dec. 2009	323,143,937	329,766,825	6,622,888
	1,005	90 Day Euro Dollar	Mar. 2010	242,072,313	247,405,875	5,333,562
	37	90 Day Euro Dollar	Jun. 2010	8,884,163	9,089,050	204,887
	37	90 Day Euro Dollar	Sept. 2010	8,860,375	9,071,938	211,563
	268	90 Day Euro EURIBOR	Mar. 2009	88,222,575	91,056,297	2,833,722
	160	90 Day Euro EURIBOR	Jun. 2009	52,711,831	54,503,753	1,791,922
	1,590	90 Day Sterling	Mar. 2009	269,067,589	280,709,764	11,642,175
	1,055	90 Day Sterling	Jun. 2009	178,782,840	186,513,073	7,730,233
	99	90 Day Sterling	Dec. 2009	16,935,592	17,415,882	480,290
	286	2 Year U.S. Treasury Notes	Mar. 2009	61,986,250	62,365,875	379,625
	583	5 Year U.S. Treasury Notes	Mar. 2009	68,787,680	69,408,883	621,203
	5,624	10 Year U.S. Treasury Notes	Mar. 2009	691,567,031	707,218,000	15,650,969
						$101,526,539	(2)

Pro Forma AST PIMCO Total Return Bond Portfolio Surviving						$118,529,782	(3)

(2) Cash of $31,960,000 have been segregated with the broker to cover requirements for open futures contracts at December 31, 2008
(3) Cash of $36,276,900 and securties with a market value of $9,443,492 have been segregated with the broker to cover requirements for open futures contracts at December 31, 2008

Forward foreign currency contracts outstanding at December 31, 2008:

Fund	Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

SP Portfolio	British Pound Expiring 01/13/09	GBP	7,925	$11,998,309	$11,391,867	$(606,442)
	Canadian Dollar Expiring 01/14/09	CAD	536	433,072	434,080	1,008
	Chinese Yuan, Expiring 05/06/09

	Expiring 5/6/09	CNY	90,741	13,109,098	13,096,994	(12,104)
	Expiring 7/15/09	CNY	11,290	16,187,056	15,877,036	(310,020)
	Expiring 9/8/09	CNY	44,263	6,420,000	6,362,139	(57,861)
	Euro, expiring 1/13/09	EUR	7,854	11,269,588	10,910,866	(358,722)
	Indian Rupee, Expiring 04/09/09	INR	610,602	12,165,957	12,431,997	266,040
	Malaysian Ringgit,
	Expiring 2/12/09	MYR	8,012	2,267,457	2,312,178	44,721
	Expiring 4/14/09	MYR	6,351	1,800,000	1,832,397	32,397
	Russian Ruble, Expiring 05/06/09	RUB	335,129	12,397,725	9,718,562	(2,679,163)
				88,048,262	84,368,116	(3,680,146)

AST Portfolio	Brazilian Real, Expiring 2/3/09	BRL	34,847	14,968,658	14,736,553	(232,105)
	Brithish Pound, Expiring 1/13/09	GBP	4,351	6,512,185	6,253,288	(258,897)
	Chilean Peso, Expiring 5/14/09	CLP	525,447	802,822	805,228	2,406
	Chinese Yuan,
	Expiring 7/15/09	CNY	183,226	28,320,000	26,382,422	(1,937,578)
	Expiring 9/8/09	CNY	86,234	12,448,267	12,394,935	(53,332)
	Euro, Expiring 1/13/09	EUR	14,793	19,645,779	20,550,306	904,527
	Indian Rupee, Expiring 4/9/09	INR	1,675,573	33,384,822	34,115,050	730,228
	Indonesian Rupiah, Expiring 3/31/09	IDR	26,095,900	2,478,879	2,309,371	(169,508)
	Japanese Yen, Expirimg 1/8/09	JPY	305,410	3,200,270	3,369,678	169,408
	Kuwaiti Dinar, Expiring 4/16/09	KWD	287	1,099,023	1,019,545	(79,478)
	Malaysian Ringgit,
	Expiring 2/12/09	MYR	37,794	11,235,744	10,907,456	(328,288)
	Expiring 4/14/09	MYR	15,559	4,410,000	4,489,166	79,166
	Philippines Peso,
	Expiring 2/6/09	PHP	679,723	14,266,200	14,232,538	(33,662)
	Expiring 5/6/09	PHP	232,045	4,793,221	4,827,768	34,547
	Expiring 12/23/10	PHP	11,400	254,691	220,716	(33,975)
	Russian Ruble, Expiring 5/6/09	RUB	243,410	10,109,689	7,058,775	(3,050,914)
	Saudi Arabian Riyal, Expiring 4/16/09	SAR	3,894	1,052,548	1,036,714	(15,834)
	Singapore Dollar,
	Expiring 1/6/09	SGD	823	537,822	570,944	33,122
	Expiring 1/6/09	SGD	21,770	14,404,579	15,101,586	697,007
	Expiring 4/14/09	SGD	15,568	10,620,000	10,789,638	169,638
	United Arab Emirities, Expiring 4/16/09	AED	3,801	1,054,019	1,030,076	(23,943)
				195,599,218	192,201,753	(3,397,465)

Pro Forma AST PIMCO Total Return Bond Portfolio Surviving				$283,647,480	$276,569,869	$(7,077,611)

	Sale Contracts

SP Portfolio	Brazilian Real, Expiring 2/3/09	BRL	3,880	$1,762,711	$1,640,708	$122,003
	Brithish Pound, Expiring 1/13/09	GBP	12,295	18,392,661	17,670,462	722,199
	Chinese Yuan, Expiring 7/15/09	CNY	204,746	29,417,000	29,474,665	(57,665)
	Euro, Expiring 1/12/09	EUR	6,309	7,982,981	8,764,534	(781,553)
	Japanese Yen, Expiring 1/8/09	JPY	3,249,828	34,145,977	35,856,304	(1,710,327)
	Mexicam Peso, Expiring 5/19/09	MXN	314	24,024	21,866	2,158
	Russian Ruble, Expiring 5/6/09	RUB	335,129	10,392,188	9,718,562	673,626
				102,117,542	103,147,101	(1,029,559)
AST Portfolio	Australian Dollar,
	Expiring 1/15/09	AUD	603	383,417	419,680	(36,263)
	Expiring 1/22/09	AUD	8,071	5,226,859	5,612,414	(385,555)
	Brazilian Real, Expiring 2/3/09	BRL	39,525	16,366,489	16,714,700	(348,211)
	Brithish Pound, Expiring 1/13/09	GBP	36,266	53,755,186	52,121,756	1,633,430
	Chilean Peso, Expiring 5/14/09	CLP	525,447	815,595	805,228	10,367
	Chinese Yuan, Expiring 7/15/09	CNY	162,466	23,276,000	23,388,215	(112,215)
	Euro, Expiring 1/13/09	EUR	35,524	44,868,236	49,350,342	(4,482,106)
	Indian Rupee, Expiring 4/9/09	INR	1,675,573	31,739,614	34,115,050	(2,375,436)
	Indonesian Rupiah, Expiring 3/31/09	IDR	26,095,900	2,156,686	2,309,372	(152,686)
	Kuwaiti Dinar, Expiring 4/16/09	KWD	287	1,013,423	1,019,545	(6,122)
	Malaysian Ringgit,

	Expiring 2/12/09	MYR	37,794	10,464,057	10,907,456	(443,399)
	Expiring 4/14/09	MYR	15,559	4,240,052	4,489,165	(249,113)
	Philippines Peso,
	Expiring 2/6/09	PHP	679,723	13,420,000	14,232,538	(812,538)
	Expiring 5/6/09	PHP	232,045	4,419,909	4,827,768	(407,859)
	Expiring 12/23/10	PHP	11,400	235,878	220,716	15,162
	Russian Ruble, Expiring 5/6/09	RUB	243,410	10,021,623	7,058,775	2,962,848
	Saudi Arabian Riyal, Expiring 4/16/09	SAR	3,894	1,030,814	1,036,715	(5,901)
	Singapore Dollar,
	Expiring 1/6/09	SGD	823	537,527	570,944	(33,417)
	Expiring 1/6/09	SGD	21,770	14,578,012	15,101,586	(523,574)
	Expiring 4/14/09	SGD	15,568	10,219,328	10,789,638	(570,310)
	United Arab Emirities, Expiring 4/16/09	AED	3,801	1,026,384	1,030,078	(3,694)
				249,795,089	256,121,681	(6,326,592)

Pro Forma AST PIMCO Total Return Bond Portfolio Surviving				$351,912,631	$359,268,782	$(7,356,151)

Interest swap agreements outstanding at December 31, 2008:

			Notional				Unrealized
		Termination	Amount #		Fixed	Floating	Appreciation
Fund	Counterparty	Date	(000)		Rate	Rate	(Depreciation)
SP Portfolio	Bank of America Securities LLC (2)	12/27/28		$29,000	5.00%	3 month LIBOR	$(8,470,124)
	Bank of America Securities LLC (2)	12/27/23		10,900	5.00%	3 month LIBOR	(3,060,481)
	Barclays Capital (1)	12/17/13		192,500	4.00%	3 month LIBOR	20,109,507
	Barclays Capital (1)	6/17/14		40,000	4.00%	3 month LIBOR	3,230,774
	Barclays Capital (2)	12/17/23		23,000	5.00%	3 month LIBOR	(5,201,138)
	Barclays Capital (2)	12/17/18		10,600	5.00%	3 month LIBOR	(1,825,302)
	Barclays Capital (2)	12/17/28		8,400	5.00%	3 month LIBOR	(2,812,567)
	Citigroup (2)	12/17/28		113,700	5.00%	3 month LIBOR	(33,443,069)
	Credit Suisse International, Ltd. (2)	6/17/24		10,400	4.00%	3 month LIBOR	(184,235)
	Credit Suisse International, Ltd. (1)	6/17/14		500,000	3.00%	3 month LIBOR	22,266,376
	Deutsche Bank (2)	12/17/28		7,600	5.00%	3 month LIBOR	(2,649,512)
	Goldman Sachs (2)	12/17/23		25,600	5.00%	3 month LIBOR	(5,617,834)
	Merrill Lynch & Co (1)	6/17/14		5,900	4.00%	3 month LIBOR	468,772
	Merrill Lynch & Co (2)	12/17/23		164,300	5.00%	3 month LIBOR	(45,870,713)
	Merrill Lynch & Co (2)	12/17/28		13,700	5.00%	3 month LIBOR	(4,385,622)
	Morgan Stanley Capital Services, Inc. (1)	12/17/13		431,900	4.00%	3 month LIBOR	45,801,071
	Morgan Stanley Capital Services, Inc. (2)	6/17/19		11,900	4.00%	3 month LIBOR	84,596
	Royal Bank of Scotland PLC (2)	12/17/28		30,000	5.00%	3 month LIBOR	(8,771,573)
	Royal Bank of Scotland PLC (2)	12/17/23		9,600	5.00%	3 month LIBOR	(2,773,242)
	Royal Bank of Scotland PLC (2)	6/17/24		6,500	4.00%	3 month LIBOR	(114,611)
	Merrill Lynch & Co (2)	1/23/09		2,300	4.50%	ICAP CMM FRA Fixing Rate	(135,159)
	HSBC Bank USA, N.A. (1)	1/2/12	BRL	2,200	14.77%	Brazilian Interbank lending Rate	31,272
	Merrill Lynch & Co (1)	1/2/12	BRL	6,000	14.77%	Brazilian Interbank lending Rate	95,363
	Morgan Stanley Capital Services, Inc. (1)	1/2/12	BRL	29,700	12.54%	Brazilian Interbank lending Rate	205,149
	Morgan Stanley Capital Services, Inc. (1)	1/2/12	BRL	72,800	10.12%	Brazilian Interbank lending Rate	1,582,764
	UBS AG (1)	1/2/12	BRL	39,600	10.58%	Brazilian Interbank lending Rate	(593,367)
	UBS AG (1)	1/2/12	BRL	13,400	12.54%	Brazilian Interbank lending Rate	88,319
	Barclays Capital (2)	3/18/39	EUR	10,000	5.00%	6 month EURIBOR	(2,872,632)
	UBS AG (1)	10/15/10	EUR	1,400	2.15%	FRC-Excuding Tobacco-Non-Revised Consumer Price Index	74,265
	Barclays Capital (2)	12/7/42	GBP	2,300	4.34%	6 month LIBOR	(691,093)
	Barclays Capital (2)	6/15/37	GBP	2,500	4.00%	6 month LIBOR	(268,125)
	Deutsche Bank (2)	6/15/37	GBP	9,500	4.25%	6 month LIBOR	(1,066,776)
	Goldman Sachs (2)	6/15/37	GBP	2,800	4.00%	6 month LIBOR	(295,213)
	HSBC Bank USA, N.A. (2)	6/15/37	GBP	10,000	4.25%	6 month LIBOR	(1,170,822)
	Morgan Stanley Capital Services, Inc. (2)	6/15/37	GBP	2,500	4.25%	6 month LIBOR	(277,277)
	Royal Bank of Scotland PLC (2)	6/17/18	JPY	350,000	1.50%	6 month LIBOR	(29,483)
	UBS AG (2)	6/17/18	JPY	830,000	1.50%	6 month LIBOR	(93,623)
	Citigroup (1)	5/14/09	MXN	525,000	7.91%	28 day Mexican interbank rate	(38,802)
							$(38,674,167)

AST Portfolio	Barclays Bank PLC (1)	12/16/10		8,700	4.00%	3 month LIBOR	$189,830
	Citigroup (1)	6/17/11		39,400	4.00%	3 month LIBOR	401,765
	Citigroup (2)	6/17/29		7,500	3.00%	3 month LIBOR	480,785
	Citigroup (2)	12/17/38		18,900	5.00%	3 month LIBOR	(8,746,298)
	Deutche Bank AG (1)	6/17/11		3,700	4.00%	3 month LIBOR	55,851
	Deutche Bank AG (2)	6/17/09		300	3.00%	3 month LIBOR	12,159
	Deutche Bank AG (2)	12/17/38		300	5.00%	3 month LIBOR	(111,838)

Merrill Lynch & Co. (1)	6/17/11		11,800	4.00%	3 month LIBOR	283,885
Merrill Lynch & Co. (2)	12/17/38		132,900	5.00%	3 month LIBOR	(44,751,161)
Merrill Lynch & Co. (2)	12/17/18		800	5.00%	3 month LIBOR	(133,507)
Morgan Stanley Capital Services, Inc. (1)	6/17/10		54,700	4.00%	3 month LIBOR	1,536,702
Morgan Stanley Capital Services, Inc. (2)	12/17/38		9,600	5.00%	3 month LIBOR	(4,415,740)
Morgan Stanley Capital Services, Inc. (2)	12/17/18		1,500	5.00%	3 month LIBOR	(253,057)
Morgan Stanley Capital Services, Inc. (2)	12/17/28		27,800	5.00%	3 month LIBOR	(9,390,184)
Royal Bank of Scotland PLC (1)	6/17/11		16,600	4.00%	3 month LIBOR	394,029
Royal Bank of Scotland PLC (1)	6/17/10		74,400	4.00%	3 month LIBOR	2,071,805
Royal Bank of Scotland PLC (1)	12/16/10		486,100	3.00%	3 month LIBOR	1,604,421
Royal Bank of Scotland PLC (1)	12/17/10		24,200	3.15%	3 month LIBOR	772,126
Royal Bank of Scotland PLC (2)	6/17/29		17,500	3.00%	3 month LIBOR	447,453
Royal Bank of Scotland PLC (2)	12/17/38		7,900	5.00%	3 month LIBOR	(2,699,525)
Royal Bank of Scotland PLC (2)	12/17/38		229,200	5.00%	3 month LIBOR	(78,129,479)
Royal Bank of Scotland PLC (2)	6/17/16		1,500	4.00%	3 month LIBOR	(26,433)
Merrill Lynch & Co. (2)	5/21/09		14,400	5.50%	ICAP CMM FRA Fixing rate	(2,447,574)
Merrill Lynch & Co. (2)	2/20/09		12,000	5.00%	ICAP CMM FRA Fixing rate	(2,134,679)
BNP Paribas (1)	2/5/09		17,700	0.71%	USSP Semi 2-Year Index	37,671
BNP Paribas (1)	2/5/09		34,400	0.76%	USSP Semi 2-Year Index	342,183
UBS AG (1)	3/15/10	AUD	8,300	7.50%	3 month Australian Bank Bill rate	271,839
UBS AG (1)	6/15/10	AUD	148,100	7.00%	3 month Australian Bank Bill rate	3,445,437
Deutche Bank AG (1)	3/20/13	AUD	8,100	7.00%	3 month Australian Bank Bill rate	523,967
UBS AG (1)	3/15/11	AUD	51,700	7.50%	3 month Australian Bank Bill rate	2,544,259
Barclays Bank PLC (1)	1/4/10	BRL	17,200	11.36%	Brazilian Interbank lending rate	(117,120)
HSBC Bank USA, N.A.(1)	1/2/12	BRL	1,200	14.77%	Brazilian Interbank lending rate	17,063
Merrill Lynch & Co. (1)	1/4/10	BRL	15,800	11.43%	Brazilian Interbank lending rate	(96,827)
Merrill Lynch & Co. (1)	1/2/12	BRL	20,800	11.98%	Brazilian Interbank lending rate	(63,457)
Merrill Lynch & Co. (1)	1/2/12	BRL	26,900	12.54%	Brazilian Interbank lending rate	207,650
Merrill Lynch & Co. (1)	1/2/12	BRL	4,200	14.77%	Brazilian Interbank lending rate	69,342
Merrill Lynch & Co. (1)	1/4/10	BRL	5,700	12.95%	Brazilian Interbank lending rate	37,432
Morgan Stanley Capital Services, Inc. (1)	1/4/10	BRL	13,800	12.78%	Brazilian Interbank lending rate	85,139
Morgan Stanley Capital Services, Inc. (1)	1/4/10	BRL	10,900	12.67%	Brazilian Interbank lending rate	41,562
UBS AG (1)	1/2/12	BRL	2,400	10.58%	Brazilian Interbank lending rate	(175,870)
UBS AG (1)	1/2/12	BRL	26,200	12.54%	Brazilian Interbank lending rate	79,117
UBS AG (1)	1/4/10	BRL	10,900	12.41%	Brazilian Interbank lending rate	42,972
BNP Paribas (1)	3/18/12	EUR	7,100	4.50%	6 month EURIBOR	659,032
Barclays Bank PLC (1)	10/15/10	EUR	5,300	2.10%	FRC-Excluding Tbacco-Non-Revised Consumer Price Index	256,216
BNP Paribas (1)	10/15/10	EUR	1,200	2.09%	FRC-Excluding Tbacco-Non-Revised Consumer Price Index	54,669
Royal Bank of Scotland PLC (1)	3/30/12	EUR	6,700	1.95%	FRC-Excluding Tbacco-Non-Revised Consumer Price Index	154,781
Royal Bank of Scotland PLC (1)	3/28/12	EUR	4,100	1.96%	FRC-Excluding Tbacco-Non-Revised Consumer Price Index	97,163
UBS AG (1)	10/15/10	EUR	1,200	2.15%	FRC-Excluding Tbacco-Non-Revised Consumer Price Index	63,857
Barclays Bank PLC (1)	3/20/09	GBP	14,300	6.00%	6 month LIBOR	(27,247)
Barclays Bank PLC (1)	6/15/09	GBP	14,700	5.00%	6 month LIBOR	307,642
Barclays Bank PLC (2)	12/15/36	GBP	3,000	4.00%	6 month LIBOR	(395,012)
Credit Suisse International (1)	6/15/09	GBP	2,900	5.00%	6 month LIBOR	(319,835)
Deustsche Bank AG (1)	3/18/14	GBP	2,800	5.00%	6 month LIBOR	342,401
Deustsche Bank AG (2)	12/15/36	GBP	9,400	4.00%	6 month LIBOR	(3,995,340)
HSBC Bank USA, N.A.(1)	9/17/13	GBP	9,000	5.00%	6 month LIBOR	925,860
HSBC Bank USA, N.A.(1)	9/15/13	GBP	3,700	5.10%	6 month LIBOR	427,344
HSBC Bank USA, N.A.(2)	12/15/36	GBP	5,300	4.00%	6 month LIBOR	(1,247,552)

	Merrill Lynch & Co. (2)	12/15/35	GBP	1,700	4.00%	6 month LIBOR	(161,343)
	Royal Bank of Scotland PLC (1)	3/18/14	GBP	7,000	5.25%	6 month LIBOR	980,129
	Royal Bank of Scotland PLC (1)	3/20/09	GBP	13,200	6.00%	6 month LIBOR	(25,892)
	Royal Bank of Scotland PLC (2)	12/15/36	GBP	8,200	4.00%	6 month LIBOR	(2,123,798)
							$(141,723,230)

Pro Forma AST PIMCO Total Return Bond Portfolio Surviving							$(180,397,397)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amoount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2008:

			Notional				Premiums	Unrealized
		Termination	Amount#	Fixed		Fair	Paid	Appreciation
Fund	Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	Value(5)	(Received)	(Depreciation)
SP Portfolio	Credit default swaps on credit indices—Sell Protection(1)
	Credit Suisse International, LTD.	05/25/46	$1,200	0.11%	ABX.HE.AAA.06-2 Index	$(606,938)	$(253,795)	$(353,143)
	Bear Stearns International Ltd.	05/25/46	13,200	0.11%	ABX.HE.AAA.06-2 Index	(6,676,278)	(2,904,709)	(3,771,569)
	Credit Suisse International, LTD.	08/25/37	11,900	0.09%	ABX.HE.AAA.07-1 Index	(7,181,471)	(4,751,011)	(2,430,460)
	Credit Suisse International, LTD.	08/25/37	19,900	0.15%	ABX.HE.AAA.07-1 Index	(18,805,002)	(13,532,924)	(5,272,078)
	Citigroup	01/25/38	14,700	0.76%	ABX.HE.AAA.07-2 Index	(8,959,568)	(4,837,004)	(4,122,564)
	Citigroup	06/20/12	2,700	2.18%	Dow Jones CDX HY-8 Index	(456,426)	—	(456,426)
	Citigroup	06/20/12	10,700	2.14%	Dow Jones CDX HY-8 Index	(1,820,392)	—	(1,820,392)
	Merrill Lynch & Co.	06/20/12	15,400	2.08%	Dow Jones CDX HY-8 Index	(2,648,604)	—	(2,648,604)
	Citigroup	06/20/12	28,200	2.11%	Dow Jones CDX HY-8 Index	(4,831,712)	—	(4,831,712)
	Citigroup	06/20/12	83,277	0.47%	Dow Jones CDX HY-8 Index	(5,204,127)	—	(5,204,127)
	Deutsche Bank	12/20/13	5,700	1.50%	Dow Jones CDX IG11 5Y Index	(111,464)	(34,113)	(77,351)
	Merrill Lynch & Co.	12/20/13	23,700	1.50%	Dow Jones CDX IG11 5Y Index	(463,454)	(121,692)	(341,762)
	Morgan Stanley & Co.	12/20/15	8,140	0.46%	Dow Jones CDX IG5 Index	(2,194,870)	—	(2,194,870)
	Morgan Stanley & Co.	12/20/15	19,000	0.46%	Dow Jones CDX IG5 Index	(5,117,952)	—	(5,117,952)
	Barclays Bank PLC	06/20/17	17,958	0.60%	Dow Jones CDX IG8 Index	(1,187,335)	(271,421)	(915,914)
	Deutsche Bank	12/20/12	13,029	0.82%	Dow Jones CDX IG9 5Y Index	145,195	—	145,195
	Barclays Bank PLC	12/20/12	23,335	0.82%	Dow Jones CDX IG9 5Y Index	215,935	—	215,935
						$(65,904,463)	$(26,706,669)	$(39,197,794)

							Upfront
			Notional				Premiums	Unrealized
		Termination	Amount#	Fixed		Fair	Paid	Appreciation
Fund	Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	Value(5)	(Received)	(Depreciation)
AST Portfolio	Credit default swaps on credit indices — Sell Protection(1)
	Morgan Stanley Capital Services, Inc.	12/13/49	$200	0.08%	CMBX.NA.AAA.3 Index	$(59,608)	$(33,185)	$(26,423)
	Morgan Stanley Capital Services, Inc.	12/20/13	42,900	5.00%	Dow Jones CDX HY-11 100 Index	(8,586,342)	(9,884,988)	1,298,646
	Citigroup, Inc.	06/20/12	15,302	0.36%	Dow Jones CDX HY-8 Index	(1,009,571)	—	(1,009,571)
	Citigroup, Inc.	06/20/12	4,904	0.36%	Dow Jones CDX HY-8 Index	(322,849)	—	(322,849)
	Citigroup, Inc.	06/20/12	4,120	0.40%	Dow Jones CDX HY-8 Index	(266,162)	—	(266,162)
	Merrill Lynch & Co., Inc.	06/20/12	3,000	1.83%	Dow Jones CDX HY-8 Index	(539,270)	—	(539,270)
	Citigroup, Inc.	06/20/12	1,100	1.85%	Dow Jones CDX HY-8 Index	(197,289)	—	(197,289)
	Morgan Stanley Capital Services, Inc.	06/20/12	1,000	2.08%	Dow Jones CDX HY-8 Index	(172,111)	—	(172,111)
	Merrill Lynch & Co., Inc.	06/20/12	600	2.13%	Dow Jones CDX HY-8 Index	(102,394)	—	(102,394)
	Merrill Lynch & Co., Inc.	06/20/12	1,600	2.07%	Dow Jones CDX HY-8 Index	(275,873)	—	(275,873)
	Morgan Stanley Capital Services, Inc.	06/20/12	2,100	2.14%	Dow Jones CDX HY-8 Index	(357,533)	—	(357,533)
	Morgan Stanley Capital Services, Inc.	06/20/12	700	2.17%	Dow Jones CDX HY-8 Index	(118,528)	—	(118,528)
	Citigroup, Inc.	06/20/12	1,200	2.14%	Dow Jones CDX HY-8 Index	(204,156)	—	(204,156)
	Citigroup, Inc.	06/20/12	700	2.18%	Dow Jones CDX HY-8 Index	(118,333)	—	(118,333)
	Deutsche Bank AG	06/20/13	5,250	0.53%	Dow Jones CDX IG 10 5Y Index	(7,849)	—	(7,849)
	Deutsche Bank AG	12/20/12	25,668	0.71%	Dow Jones CDX IG 9 5Y Index	127,069	—	127,069
	Barclays Bank PLC	12/20/12	38,600	0.76%	Dow Jones CDX IG 9 5Y Index	267,719	—	267,719
						(11,943,080)	(9,918,173)	(2,024,907)
Pro Forma AST PIMCO Total Return Bond Portfolio Surviving						$(77,847,543)	$(36,624,842)	$(41,222,701)

						Implied
						Credit		Upfront
			Notional			Spread at		Premiums	Unrealized
		Termination	Amount#	Fixed		December 31,	Fair	Paid	Appreciation
Fund	Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	2008(4)	Value	(Received)	(Depreciation)
SP Portfolio	Credit default swaps on Corporate and/or Sovereign Issues—Sell Protection(1)
	Barclays Banks PLC	09/20/13	$2,500	1.75%	John Deere Capital Corp.,
					5.00%, due 02/15/09	1.724%	$4,160	$—	$4,160
	Merrill Lynch & Co.	02/25/34	1,028	2.25%	Long Beach Mortgage Loan Trust
					2004-1, 6.71%, due 02/25/34(6)	60.700%	(738,756)	—	(738,756)
							$(734,596)	$—	$(734,596)

						Implied
						Credit		Upfront
			Notional			Spread at		Premiums	Unrealized
		Termination	Amount#	Fixed		December 31,	Fair	Paid	Appreciation
Fund	Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	2008(4)	Value(5)	(Received)	(Depreciation)

AST Portfolio	Credit default swaps on Corporate and/or Sovereign Issues—Sell Protection(1)
	Deutsche Bank AG	03/20/13	$2,600	2.07%	American International
					Group, Inc.,6.25%,
					due 05/01/36	5.255%	$(292,243)	$—	$(292,243)
	Citigroup, Inc.	03/20/13	10,000	2.07%	American International
					Group, Inc.,6.25%,
					due 05/01/36	5.255%	(1,124,010)	—	(1,124,010)
	Barclays Bank PLC	03/20/13	400	1.67%	American International
					Group, Inc.,6.25%,
					due 05/01/36	5.255%	(50,701)	—	(50,701)
	Deutsche Bank AG	03/20/13	4,200	0.85%	Berkshire Hathaway,
					4.625%, due 10/15/13	3.300%	(373,952)	—	(373,952)
	UBS AG	12/20/09	1,000	3.85%	Deutsche Bank AG	3.138%	8,291	—	8,291
	Barclays Bank PLC	09/20/12	2,500	4.15%	Ford Motor Credit Corp.,
					7.00%, due 10/01/13	10.510%	(443,504)	—	(443,504)
	Deutsche Bank AG	09/20/12	2,200	5.65%	Ford Motor Credit Corp.,
					7.00%, due 10/01/13	10.510%	(296,267)	—	(296,267)
	Barclays Bank PLC	09/20/12	600	5.80%	Ford Motor Credit Corp.,
					7.00%, due 10/01/13	10.510%	(78,236)	—	(78,236)
	UBS AG	09/20/12	3,100	6.20%	Ford Motor Credit Corp.,
					7.25%, due 10/25/11	10.510%	(368,892)	(1,171)	(367,721)
	Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp.,
					5.875%, due 09/15/17	3.708%	131,153	—	131,153
	BNP Paribas	12/20/10	1,400	0.94%	General Electric Capital Corp.,
					6.00%, due 06/15/12	4.461%	(89,787)	—	(89,787)
	Morgan Stanley Capital Services, Inc.	01/20/09	3,600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	4.532%	(6,106)	—	(6,106)
	Deutsche Bank AG	09/20/11	800	1.50%	General Electric Capital Corp.,
					6.00%, due 06/15/12	4.310%	(54,610)	—	(54,610)
	Deutsche Bank AG	03/20/09	800	1.10%	General Electric Capital Corp.,
					6.00%, due 06/15/12	4.538%	(5,701)	—	(5,701)
	Royal Bank of Scotland PLC	09/20/09	1,000	1.10%	General Electric Capital Corp., 6.00%, due 06/15/12	4.551%	(24,147)	—	(24,147)
	Citigroup, Inc.	12/20/10	500	1.12%	General Electric Capital Corp.,
					6.00%, due 06/15/12	4.461%	(30,393)	—	(30,393)
	Citigroup, Inc.	03/20/09	4,400	0.75%	General Electric Capital Corp.,
					6.00%, due 06/15/12	4.538%	(35,163)	—	(35,163)
	Barclays Bank PLC	12/20/10	400	0.94%	General Electric Capital Corp.,
					6.00%, due 06/15/12	4.461%	(25,691)	—	(25,691)
	Deutsche Bank AG	12/20/10	600	0.95%	General Electric Capital Corp.,
					6.00%, due 06/15/12	4.461%	(38,369)	—	(38,369)

Barclays Bank PLC	06/20/10	1,800	0.77%	General Electric Capital Corp.,
				6.00%, due 06/15/12	4.496%	(93,214)	—	(93,214)
Merrill Lynch & Co., Inc.	12/20/09	6,900	1.08%	General Electric Capital Corp.,
				6.00%, due 06/15/12	4.554%	(223,898)	—	(223,898)
Barclays Bank PLC	09/20/10	2,100	1.02%	General Electric Capital Corp.,
				6.00%, due 06/15/12	4.476%	(116,581)	—	(116,581)
Deutsche Bank AG	09/20/10	2,100	1.07%	General Electric Capital Corp.,
				6.00%, due 06/15/12	4.476%	(114,853)	—	(114,853)
Deutsche Bank AG	12/20/12	1,700	4.50%	General Motors,
				7.125%, due 07/15/13	81.101%	(1,317,458)	—	(1,317,458)
BNP Paribas	12/20/12	300	4.80%	General Motors,
				7.125%, due 07/15/13	81.101%	(231,548)	—	(231,548)
Citigroup, Inc.	12/20/12	1,700	4.60%	General Motors,
				7.125%, due 07/15/13	81.101%	(1,315,673)	—	(1,315,673)
Merrill Lynch & Co., Inc.	09/20/09	5,800	1.85%	GMC LLC,
				6.875%, due 08/28/12	9.739%	(315,351)	—	(315,351)
Barclays Bank PLC	09/20/12	2,500	3.65%	GMC LLC,
				6.875%, due 08/28/12	8.183%	(338,796)	—	(338,796)
Citigroup, Inc.	09/20/12	2,500	3.72%	GMC LLC,
				6.875%, due 08/28/12	8.183%	(333,450)	—	(333,450)
Deutsche Bank AG	09/20/12	2,300	3.20%	GMC LLC,
				6.875%, due 08/28/12	8.183%	(343,310)	—	(343,310)
Deutsche Bank AG	09/20/12	1,600	4.00%	GMC LLC,
				6.875%, due 08/28/12	8.183%	(199,723)	—	(199,723)
Barclays Bank PLC	09/20/12	3,300	4.80%	GMC LLC,
				6.875%, due 08/28/12	8.183%	(331,280)	—	(331,280)
Morgan Stanley Capital Services, Inc.	02/20/13	1,100	2.18%	JSC GAZPROM	9.874%	(248,129)	—	(248,129)
UBS AG	02/20/13	2,300	2.18%	JSC GAZPROM	9.874%	(518,816)	—	(518,816)
Deutsche Bank AG	02/20/13	10,000	2.07%	Metlife, Inc.,
				5.00%, due 06/15/15	5.242%	(1,070,935)	—	(1,070,935)
Barclays Bank PLC(1)	07/20/11	2,000	0.83%	Petroleos Mexicanos,
				9.50%, due 09/15/27	2.798%	(87,609)	—	(87,609)
Royal Bank of Scotland PLC(1)	06/20/09	4,000	0.45%	Pebublic of Indonesia, 6.75%, 03/10/14	5.674%	(98,172)	—	(98,172)
JPMorgan Chase Bank(1)	01/20/17	400	1.25%	Republic of Panama,
				8.875%, due 09/30/27	3.242%	(48,742)	—	(48,742)
Credit Suisse International(1)	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	3.242%	(191,328)	—	(191,328)
Barclays Bank PLC(1)	06/20/09	1,200	5.10%	SLM Corp.,
				5.125%, due 08/27/12	11.542%	(33,435)	—	(33,435)
HSBC Bank USA, N.A.(1)	04/20/09	1,900	0.70%	Ukraine Government,
				7.65%, due 06/11/13	36.442%	(190,480)	—	(190,480)
JPMorgan Chase Bank(1)	03/20/16	100	0.92%	United Mexican States,
				7.50%, due 04/08/33	3.059%	(12,456)	—	(12,456)
						(10,973,565)	(1,171)	(10,972,394)
Pro Forma AST PIMCO Total Return Bond Portfolio Surviving						$(11,708,161)	$(1,171)	$(11,706,990)

			Notional			Unrealized
		Termination	Amount#	Fixed		Appreciation
Fund	Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	(Depreciation)

SP Portfolio	Credit default swaps—Buy Protection(2)
	Goldman Sachs	03/20/12	$2,300	0.40%	AutoZone, Inc.,
					5.875%, due 10/15/12	$76,382
	Barclays Bank PLC	06/20/12	1,300	0.15%	Baker Hughes, Inc.,
					6.00%, due 02/15/09	42,479
	Barclays Bank PLC	09/20/13	4,700	0.35%	Baxter International, Inc.,
					6.625%, due 02/15/28	29,648

UBS AG	09/20/13	1,800	0.35%	Campbell Soup Co.,
				4.875%, due 10/01/13	7,068
Barclays Bank PLC	09/20/13	2,500	0.35%	Campbell Soup Co.,
				4.875%, due 10/01/13	9,817
UBS AG	06/20/17	1,100	0.56%	Cardinal Health, Inc.,
				6.00%, due 06/15/17	18,038
Barclays Bank PLC	06/20/15	700	0.15%	CitiFinancial,
				6.625%, due 06/01/15	66,833
Morgan Stanley & Co.	09/20/11	3,800	0.24%	CVS Corp.,
				5.75%, due 08/15/11	70,851
Barclays Bank PLC	09/20/11	3,400	0.58%	DaimlerChrysler NA,
				5.75%, due 09/08/11	381,375
Royal Bank of Scotland PLC	12/20/13	8,200	1.45%	Deutsche Bank AG,
				4.875%, due 05/20/13	(59,098)
Barclays Bank PLC	06/20/13	6,500	5.00%	Dow Jones CDX HY-10 100 Index	889,376
UBS AG	06/20/13	6,500	5.00%	Dow Jones CDX HY-10 100 Index	892,957
Merrill Lynch & Co.	12/20/11	2,500	0.00%	Dow Jones CDX HY-7 Index	964,841
Bank of America Securities LLC	06/20/12	15,876	2.75%	Dow Jones CDX HY-8 Index	2,131,905
UBS AG	06/20/12	27,048	2.75%	Dow Jones CDX HY-8 Index	3,664,650
Merrill Lynch & Co.	06/20/12	27,636	2.75%	Dow Jones CDX HY-8 Index	4,203,111
Deutsche Bank	06/20/18	27,230	1.50%	Dow Jones CDX IGIO 10Y Index	450,603
Goldman Sachs	06/20/18	43,139	1.50%	Dow Jones CDX IGIO 10Y Index	1,257,822
Morgan Stanley & Co.	06/20/18	45,774	1.50%	Dow Jones CDX IGIO 10Y Index	1,176,727
Goldman Sachs	06/20/13	4,685	1.55%	Dow Jones CDX IGIO 5Y Index	151,244
Credit Suisse International, LTD.	06/20/13	13,078	1.55%	Dow Jones CDX IGIO 5Y Index	319,887
Deutsche Bank	06/20/13	24,205	1.55%	Dow Jones CDX IGIO 5Y Index	645,265
Morgan Stanley & Co.	12/20/12	11,400	0.14%	Dow Jones CDX IG5 Index	2,151,265
Morgan Stanley & Co.	12/20/12	26,700	0.14%	Dow Jones CDX IG5 Index	5,038,490
Barclays Bank PLC	12/20/11	1,000	0.75%	Dow Jones CDX IG7 Index	114,667
Bank of America Securities LLC	06/20/12	139,470	0.35%	Dow Jones CDX IG8 Index	7,823,057
Royal Bank of Scotland PLC	12/20/17	3,221	0.80%	Dow Jones CDX IG9 10Y Index	119,802
Barclays Bank PLC	12/20/17	8,686	0.80%	Dow Jones CDX IG9 10Y Index	339,117
Goldman Sachs	12/20/17	11,126	0.80%	Dow Jones CDX IG9 10Y Index	390,985
Morgan Stanley & Co.	12/20/17	33,086	0.80%	Dow Jones CDX IG9 10Y Index	928,543
Barclays Bank PLC	06/20/12	1,300	0.09%	Duke Energy,
				7.375%, due 03/01/10	29,611
Barclays Bank PLC	09/20/13	2,300	0.50%	General Mills, Inc.,
				5.70%, due 02/15/17	28,869
Deutsche Bank	09/20/16	2,400	0.51%	Goodrich Corp.,
				6.29%, due 07/01/16	86,295
Barclays Bank PLC	03/20/12	1,500	0.17%	International Lease Finance Corp.,
				5.40%, due 02/15/12	341,243
Barclays Bank PLC	03/20/11	1,000	0.37%	iStar Financial, Inc.,
				5.80%, due 03/15/11	592,112
UBS AG	09/20/13	2,500	0.63%	John Deere Capital Corp.,
				6.00%, due 02/15/09	117,860
Morgan Stanley & Co.	03/20/13	5,000	0.56%	Kroger Co.,
				5.50%, due 02/01/13	78,971
Bear Stearns International Ltd.	03/20/16	3,100	0.28%	Loews Corp.,
				5.25%, due 03/15/16	118,414
Barclays Bank PLC	06/20/12	1,300	0.12%	Loews Corp.,
				8.875%, due 04/15/11	25,636
Goldman Sachs	02/25/34	1,028	2.00%	Long Beach Mortgage Loan Trust
				2004-1,
				6.71%, due 02/25/34(6)	741,904
Bear Stearns International Ltd.	10/13/46	4,774	1.40%	Mercury CDO, Ltd., 4.19%,
				due 07/27/48(6)	4,673,092
UBS AG	06/20/17	800	0.48%	Newell Rubbermaid, Inc.,
				6.75%, due 03/15/12	71,923
Goldman Sachs	03/20/12	2,300	0.26%	Newell Rubbermaid, Inc.,
				6.75%, due 03/15/12	95,069

	Merrill Lynch & Co.	04/15/20	1,800	1.95%	Race Point CLO,	1,197,342
					7.01%, due 04/15/20
	Merrill Lynch & Co.	04/15/20	2,500	4.03%	Race Point CLO,	2,067,005
					9.61%, due 04/15/20
	Barclays Bank PLC	09/20/13	4,100	0.48%	Raytheon Co.,	32,422
					7.20%, due 08/15/27
	Citigroup	03/20/12	2,300	0.34%	Safeway, Inc.	35,651
					5.80%, 08/15/12
	Barclays Bank PLC	12/20/12	3,000	0.35%	Safeway, Inc.	62,635
					5.80%, 08/15/12
	Merrill Lynch & Co.	12/15/19	1,600	1.88%	Saratoga CLO, Ltd.,	966,707
					6.84%, due 12/15/19
	Merrill Lynch & Co.	12/15/19	2,500	3.78%	Saratoga CLO, Ltd.,	1,636,819
					8.81%, due 12/15/19
	Barclays Bank PLC	06/20/12	1,300	0.12%	Schlumberger Limited,	97,660
					1.50%, due 06/01/23
	Morgan Stanley & Co.	09/20/13	1,600	0.58%	Sealed Air Corp.,	268,383
					5.625%, due 07/15/13
	Citigroup	09/20/13	10,000	0.67%	Sempra Energy,	208,443
					6.00%, due 02/01/13
	Bank of America Securities LLC	12/20/12	2,200	0.30%	Sherwin-Williams,	97,633
					7.375%, due 02/01/27
	Barclays Bank PLC	12/20/12	3,000	0.44%	Sherwin-Williams,	117,414
					7.375%, due 02/01/27
	Morgan Stanley & Co.	06/20/12	5,000	0.11%	Target Corp.,	276,492
					5.875%, 03/01/12
	Morgan Stanley & Co.	12/20/12	2,100	0.33%	TJX Cos., Inc.,	68,921
					7.45%, due 12/15/09
	Bear Stearns International Ltd.	03/20/11	1,000	0.33%	Vomado Realty,	137,594
					5.60%, due 02/15/11
	Morgan Stanley & Co.	06/20/17	4,900	0.15%	Wal-Mart Stores, Inc.,	319,015
					5.75%, due 12/19/30
	Goldman Sachs	12/20/12	5,300	0.24%	Wal-Mart Stores, Inc.,	159,715
					5.75%, due 12/19/30
	Barclays Bank PLC	09/20/13	500	0.39%	Wyeth,	6,499
					5.25%, due 03/15/13
	Barclays Bank PLC	03/20/12	1,300	0.21%	XL Cap Europe PLC,	306,542
					6.50%, due 01/15/12
						49,361,598

			Notional
		Termination	Amount#	Fixed		Unrealized
Fund	Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	Appreciation
AST Portfolio	Buy Protection(2):
	Merrill Lynch & Co., Inc.	6/20/2013	$2,300	5.00%	Dow Jones CDX HY-10 100 Index	$214,036
	Morgan Stanley Capital Services, Inc.	6/20/2013	2,900	5.00%	Dow Jones CDX HY-10 100 Index	263,284
	Barclays Bank PLC	6/21/2013	7,200	5.00%	Dow Jones CDX HY-10 100 Index	653,669
	Royal Bank of Scotland PLC	6/22/2013	59,900	5.00%	Dow Jones CDX HY-10 100 Index	5,089,468
						$6,220,457
Pro Forma AST PIMCO Total Return Bond Portfolio Surviving						$55,582,055

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount  equal to the notional amount of the swap and take delivery  of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying  securities comprising the referenced index.

(2)     If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) recieve a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)     Notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)     The fair values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

(6)     Variable rate, displayed rate is as of 12/31/08.

#            Notional Amount is shown in U.S. dollars unless otherwise stated.

Reverse repurchase agreements outstanding at December 31, 2008:

		Interest	Trade	Value at	Maturity
Fund	Broker	Rate	Date	December 31, 2008	Date	Cost
SP Portfolio	Barclays Bank PLC	2.00%	12/15/08	$21,000,000	01/21/09	$21,000,000
AST Portfolio	—	—	—	—	—	—
Pro Forma AST PIMCO Total Return Bond Portfolio Surviving				$21,000,000		$21,000,000

Pro Forma AST PIMCO Total Return Bond Portfolio Surviving

Pro Forma Portfolio of Investments as of December 31, 2008

(Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1-quoted prices in active markets for identical securities

Level 2-other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3-significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SP Portfolio

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1-Quoted Prices	$15,922,057	$17,003,243
Level 2-Other Significant Observable Inputs-Long	1,964,864,053	(44,569,894)
Level 2-Other Significant Observable Inputs-Short	(332,872,901)	—
Level 3-Significant Unobservable Inputs	1,633,246	10,615,230
Total	$1,649,546,455	$(16,951,421)

*      Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of 12/31/07	$204	—
Accrued discounts/premiums	—	—
Realized gain (loss)	31	—
Change in unrealized appreciation (depreciation)	77,433	$6,042,750
Net purchases (sales)	1,555,644	—
Transfers in and/or out of Level 3	(66)	4,572,480
Balance as of 12/31/08	$1,633,246	$10,615,230

AST Portfolio

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1-Quoted Prices	$45,616,293	$101,526,539
Level 2-Other Significant Observable Inputs-Long	5,661,021,723	(159,230,671)
Level 2-Other Significant Observable Inputs-Short	(23,464,882)	—
Level 3-Significant Unobservable Inputs	303,324	1,006,540
Total	$5,683,476,458	$(56,697,592)

*      Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of 12/31/07	$493,174	—
Accrued discounts/premiums	—	(13,604)
Realized gain (loss)	(1,089)	—
Change in unrealized appreciation (depreciation)	(241,853)	$1,131,639
Net purchases (sales)	53,092	15,069
Transfers in and/or out of Level 3	—	(126,564)
Balance as of 12/31/08	$303,324	$1,006,540

Pro Forma AST PIMCO Total Return Bond Portfolio Surviving

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1-Quoted Prices	$61,538,350	$118,529,782
Level 2-Other Significant Observable Inputs-Long	7,625,885,776	(203,800,565)
Level 2-Other Significant Observable Inputs-Short	(356,337,783)	—
Level 3-Significant Unobservable Inputs	1,936,570	11,621,770
Total	$7,333,022,913	$(73,649,013)

*      Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of 12/31/07	$493,378	—
Accrued discounts/premiums	—	(13,604)
Realized gain (loss)	(1,058)	—
Change in unrealized appreciation (depreciation)	(164,420)	$7,174,389
Net purchases (sales)	1,608,736	15,069
Transfers in and/or out of Level 3	(66)	4,445,916
Balance as of 12/31/08	$1,936,570	$11,621,770

AST PIMCO Total Return Bond Portfolio Surviving

Pro Forma Statement of Assets and Liabilities

as of December 31, 2008 (Unaudited)

	SP Portfolio	AST Portfolio	Pro Forma Adjustments		Pro Forma AST PIMCO Total Return Bond Portfolio Surviving
ASSETS
Unaffiliated investments, at value (A)	$1,969,227,299	$5,666,862,047			$7,636,089,346
Affiliated investments, at value (B)	13,192,057	40,079,293			53,271,350
Foreign currency, at value (C)	6,851,440	25,905,259			32,756,699
Deposit with broker	4,316,900	31,960,000			36,276,900
Receivable for investments sold	1,879,901,468	872,132,741			2,752,034,209
Unrealized appreciation on swap agreements	143,824,214	28,318,873			172,143,087
Dividends and interest receivable	14,046,182	24,129,304			38,175,486
Unrealized appreciation on foreign currency forward contracts	1,864,152	7,441,856			9,306,008
Due from broker - variation margin	99,007	—			99,007
Receivable for fund shares sold	63,297	3,438,894			3,502,191
Other receivables	—	1,691,100			1,691,100
Prepaid expenses	12,025	45,485			57,510
Total Assets	4,033,398,041	6,702,004,852	—		10,735,402,893

LIABILITIES
Payable for investments purchased	2,392,836,596	3,253,299,106			5,646,135,702
Securities sold short, at value (D)	311,864,143	—			311,864,143
Premiums received for swap agreements	59,356,317	36,298,754			95,655,071
Unrealized depreciation on swap agreements	173,069,173	176,818,947			349,888,120
Reverse repurchase agreement	21,000,000	—			21,000,000
Payable to custodian	11,821,419	35,906,208			47,727,627
Unrealized depreciation on foreign currency forward contracts	6,573,857	17,165,913			23,739,770
Payable for fund shares repurchased	5,130,740	39,962,960			45,093,700
Payable for floating rate issued	4,787,500	—			4,787,500
Interest payable on investments sold short	4,092,468	—			4,092,468
Due to broker	1,030,000	—			1,030,000
Due to broker - variation margin	—	9,864,529			9,864,529
Advisory fees payable	520,018	759,204			1,279,222
Accrued expenses and other liabilities	223,156	290,821	$88,000	(a)	601,977
Written options outstanding, at value (E)	8,758	23,464,882			23,473,640
Deferred trustees’ fees	2,154	—			2,154
Transfer agent fees payable	624	—			624
Shareholder servicing fees payable	—	13,260			13,260
Total Liabilities	2,992,316,923	3,593,844,584	88,000	(a)	6,586,249,507

NET ASSETS	$1,041,081,118	$3,108,160,268	$(88,000	)(a)	$4,149,153,386

Net assets were comprised of:
Paid-in capital	$1,063,499,529	$3,074,597,689	—		$4,138,097,218
Retained earnings	(22,418,411)	33,562,579	$(88,000	)(a)	11,056,168
Net Assets, December 31, 2008	$1,041,081,118	$3,108,160,268	$(88,000	)(a)	$4,149,153,386

Net Assets	$1,041,081,118	$3,108,160,268	$(88,000	)(a)	4,149,153,386
Outstanding shares of beneficial interest	94,094,239	274,916,288	(2,052,407	)(b)	366,958,120
Net Asset Value and redemption price per share	$11.06	$11.31			$11.31

(A)	Unaffiliated investments at cost	$2,017,005,053	$6,008,269,857	$8,025,274,910
(B)	Affiliated investments at cost	$13,192,057	$40,079,293	$53,271,350
(C)	Foreign currency at cost	$7,014,457	$31,949,074	$38,963,531
(D)	Securities sold short, proceeds received	$313,159,343	$—	$313,159,343
(E)	Written options outstanding, premiums received	$19,400	$6,297,693	$6,317,093

(a)	Reflects the estimated Reorganization expenses of $88,000 attributable to the SP Portfolio.
(b)	Represents the difference between total additional shares to be issued (see Pro Forma Financial Statements - Note 2) and current SP Portfolio shares outstanding.

AST PIMCO Total Return Bond Portfolio Surviving

Pro Forma Statement of Operations

Year Ended December 31, 2008

(Unaudited)

	SP Portfolio	AST Portfolio	Pro Forma Adjustments		Pro Forma AST PIMCO Total Return Bond Portfolio Surviving
INVESTMENT INCOME
Unaffiliated interest income	$84,832,857	$207,640,832			$292,473,689

Unaffiliated dividend income (net of $354, $0 and $354 foreign withholding tax)	304,992	1,451,144			1,756,136
Affiliated dividend income	164,518	1,074,617			1,239,135
	85,302,367	210,166,593			295,468,960

EXPENSES
Interest expense	10,461,970 (d)	—	—		10,461,970
Advisory fees	7,672,309	27,610,831	639,360	(a)	35,922,500
Shareholder servicing fees and expenses	—	3,086,638	1,006,939	(c)	4,093,577
Custodian and accounting fees	603,000	995,000	(220,000	)(b)	1,378,000
Audit fee	60,000	59,000	(53,000	)(b)	66,000
Shareholders’ reports	39,000	13,000	(30,000	)(b)	22,000
Trustees fees	25,000	63,000	(22,000	)(b)	66,000
Legal fees and expenses	12,000	25,000	(10,000	)(b)	27,000
Insurance expenses	10,000	33,000	—		43,000
Commitment fee on syndicated credit agreement	6,000	—	(6,000	)(b)	—
Transfer agent’s fees and expenses (including affilitated expense of $4,000, $0 and $4,000)	4,000	19,000	(12,000	)(b)	11,000
Loan interest expense	—	6,587	—		6,587 (f)
Miscellaneous	19,326	33,136	(15,000	)(b)	37,462
Total expenses (e)	18,912,605	31,944,192	1,278,299		52,135,096
NET INVESTMENT INCOME	66,389,762	178,222,401	(1,278,299)		243,333,864
NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain(loss) on:
Investment transactions	67,235,225	53,898,262			121,133,487
Futures transactions	(45,143,808)	137,592,771			92,448,963
Options written transactions	12,342,499	11,536,357			23,878,856
Swap agreement transactions	38,939,206	49,340,205			88,279,411
Short sale transactions	(52,697,036)	(496,952)			(53,193,988)
Foreign currency transactions	8,880,770	42,999,651			51,880,421
	29,556,856	294,870,294			324,427,150

Net change in unrealized appreciation(depreciation) on:
Investments and other assets	(76,714,280)	(382,586,506)			(459,300,786)
Futures	9,338,206	13,142,939			22,481,145
Options written	9,383,548	8,168,248			17,551,796
Swap agreements	(36,242,687)	(149,106,094)			(185,348,781)
Short sales	5,274,880	—			5,274,880
Foreign currencies	(11,784,702)	(36,052,637)			(47,837,339)
	(100,745,035)	(546,434,050)			(647,179,085)
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(71,188,179)	(251,563,756)			(322,751,935)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,798,417)	$(73,341,355)	$(1,278,299)		$(79,418,071)

(a)	At the current net assets level, SP Portfolio does not have the same management fee as the AST Portfolio.
(b)	Estimated savings on fund fees due to consolidation.
(c)	Shareholder servicing fee does not exist for SP Portfolio.
(d)	Interest expense is a product of the investment strategy of the SP Portfolio.
This strategy may not be utilized in AST Portfolio and was only in utilized fiscal year 2008 for SP Portfolio.
(e)	The estimated Reorganization expenses to be borne by SP Portfolio of $88,000 are not reflected in the Statement of Operations.
(f)	Disclosure to come

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

1.              Basis of Combination — The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at December 31, 2008 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended December 31, 2008, reflect the accounts of Advanced Series Trust — AST PIMCO Total Return Bond Portfolio (the “Acquiring” fund), and Prudential Series Fund —SP PIMCO Total Return Portfolio (the “Target” fund), each a “Fund.”

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of  both SP PIMCO Total Return Portfolio in exchange for shares in the AST PIMCO Total Return Bond Portfolio. The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.              Shares of Beneficial Interest — The pro-forma net asset value per share assumes the issuance of shares by AST PIMCO Total Return Bond Portfolio, pursuant to the reorganization, on December 31, 2008.  Shareholders of the SP PIMCO Total Return Portfolio would become shareholders of AST PIMCO Total Return Bond Portfolio, receiving shares of AST PIMCO Total Return Bond Portfolio equal to the value of their holdings in SP PIMCO Total Return Portfolio. The amount of additional shares to be issued by AST PIMCO Total Return Bond Portfolio are assumed to be based on the December 31, 2008 net assets value, as follows:

AST PIMCO Total Return Bond Portfolio	Net Assets of SP PIMCO Total Return Portfolio		Per Share Pro-Forma AST PIMCO Total Return Bond Portfolio
Additional Shares Issued	12/31/2008	Adjustments*	12/31/2008
92,041,832	$1,041,081,118	$(88,000)	$11.31

* Reflects the estimated Reorganization expenses of $88,000 attributable to SP PIMCO Total Return Portfolio.

3.              Pro-Forma Operations — The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entities.  The pro-forma investment management fees are based on the fee schedule in effect of AST PIMCO Total Return Bond Portfolio at the combined level of average net assets for the year ended December 31, 2008. The Pro-Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.              Security Valuation — Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the Manager, in consultation with the subadvisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analysis media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

The Funds valuation policies are substantially identical and there are no differences in terms of how each Fund values its portfolio securities.

5.              Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes - For Federal income tax purposes, the AST PIMCO Total Return Bond Portfolio and  SP PIMCO Total Return Portfolio are registered as Investment Partnerships and will continue to be so subsequent to the merger.

ATTACHMENTS TO SAI

The Statement of Additional Information of the Trust, dated May 1, 2009 (the “Trust SAI”), is incorporated herein by reference.  The Trust SAI will be provided to all shareholders requesting this document. [For purposes of this EDGAR filing, the Trust SAI is incorporated herein by reference to the Trust’s post-effective amendment to its registration statement on Form N-1A, Reg. No. 33-24962, File No. 811-5186, filed on April 23, 2009.]

The Fund’s Annual Report to Shareholders for the period ended December 31, 2008 is incorporated herein by reference. The Fund’s Annual Report to Shareholders contains the audited financial statements and accompanying notes for the fiscal year ended December 31, 2008 and the independent auditors’ report thereon, dated February 26, 2009, of the SP Portfolio.  [For purposes of this EDGAR filing, the document is incorporated herein by reference to the Fund’s N-CSR filing on March 6, 2009, Registration Nos. 2-80896 and 811-03623.] The Trust’s Annual Report to Shareholders for the period ended December 31, 2008 is incorporated herein by reference. The Trust’s Annual Report to Shareholders contains the audited financial statements and accompanying notes for the fiscal year ended December 31, 2008 and the independent auditors’ report thereon, dated February 26, 2009, of the AST Portfolio.  [For purposes of this EDGAR filing, the document is incorporated herein by reference to the Fund’s N-CSR filing on March 11, 2009, Registration Nos. 33-24962 and 811-05186.]

PART C

OTHER INFORMATION

ITEM 15.  Indemnification

Section 5.2 of the Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustees Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty.  The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise.  The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees , or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each subadviser and its affiliated and controlling persons, reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, trustees emeritus, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, trustee emeritus, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, trustee emeritus, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  Exhibits

(1).(a). Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “Registration Statement “), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(b) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(2). By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3). None.

(4). Form of Agreement and Plan of Reorganization by and between The Prudential Series Fund and Advanced Series Trust.  Filed herewith as Exhibit A to the Proxy Statement/Prospectus contained within this Registration Statement.

(5). None.

(6). (a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Quantitative Management Associates LLC, Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Balanced Asset Allocation Portfolios.  Filed as an exhibit to Post-Effective amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Quantitative Management Associates LLC, Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Aggressive Asset Allocation Portfolios. Filed as an exhibit to Post-Effective amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Quantitative Management Associates LLC, Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Preservation Asset Allocation Portfolios. Filed as an exhibit to Post-Effective amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(7). (a) Sales Agreement between Registrant and American Skandia Life Assurance Corporation.  Filed as an exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b) Sales Agreement between Registrant and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(8). None.

(9). (a) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company (PFPC). Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(b) Custodian Agreement between the Registrant and The Bank of New York (BNY) dated November 7, 2002, as amended, incorporated by reference to Dryden Municipal Bond Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2005 (File No. 33-10649).

(c) Amendment dated December 27, 2007, to Custodian Agreement between the Registrant and BNY.  Incorporated by reference to the JennisonDryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(d) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(e) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the JennisonDryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(f) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A, which was filed via EDGAR on December 29, 2008 (File No. 33-50476), and is incorporated herein by reference.

(g) Transfer Agency Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(10). Not applicable.

(11). Form of Opinion and Consent of Goodwin Procter LLP, counsel for Registrant.  Filed herewith.

(12). Form of Opinion and Consent of Shearman & Sterling LLP, special tax counsel to Registrant, supporting tax matters and consequences to shareholders. To be filed by subsequent amendment.

(13). (a) Amended Administration Agreement between Registrant and Provident Financial Processing Corporation.  Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(c) Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, American Skandia Life Assurance Corporation, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC:

(d) Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC:

(e) Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company of New Jersey, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC:

(14). Consents of Independent Registered Public Accounting Firm, KPMG LLP. Filed herewith.

(15). None.

(16). Power of Attorney. Filed herewith.

(17). Form of voting instruction cards: SP PIMCO Total Return Portfolio. Filed herewith.

ITEM 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 27th day of July 2009.

By:	/s/ Stephen S. Pelletier
Stephen S. Pelletier
Advanced Series Trust President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of July 2009.

	Signature	Title

	/s/ Stephen S. Pelletier*	Trustee and President (Principal Executive Officer)
Stephen S. Pelletier

	/s/ Grace Torres*	Treasurer (Principal Financial and Accounting Officer)
Grace Torres

	/s/ Delayne Dedrick Gold*	Trustee
Delayne Dedrick Gold

	/s/ Sauk K. Fenster*	Trustee
Sauk K. Fenster, Ph.D.

	[/s/ Robert F. Gunia*]	Trustee
[Robert F. Gunia]

	/s/ W. Scott McDonald, Jr.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.

	/s/ Thomas T. Mooney*	Trustee and Chairman
Thomas T. Mooney

	/s/ Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

	/s/ F. Don Schwartz*	Trustee
F. Don Schwartz

*By:	/s/ John P. Schwartz	Assistant Secretary
John P. Schwartz

*       Pursuant to Powers of Attorney filed herein as Exhibit 16

Exhibits

Exhibit Number	Description

(4)

Form of Agreement and Plan of Reorganization by and between The Prudential Series Fund, on behalf of the SP PIMCO Total Return Portfolio, and Advanced Series Trust, on behalf of the AST PIMCO Total Return Bond Portfolio.  Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(11)	Form of Opinion and Consent of Goodwin Procter LLP, counsel for the Registrant.

(14)	Consent of Independent Registered Public Accounting Firm, KPMG LLP.

(16)	Power of Attorney.

(17)	Form of voting instruction card.